UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10385
Pacific Life Funds

(Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel Fund Adviser
Pacific Life Fund Advisors LLC
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660

(Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
1775 I Street, N.W.
Washington D.C. 20006-2401
Registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: December 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments—Schedule I.
PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.6%

PL Money Market Fund ‘A’	1,384,031	$1,384,031
PL International Value Fund ‘A’	289,095	2,107,490
PL Large-Cap Value Fund ‘A’	159,820	1,336,096
PL Short Duration Bond Fund ‘A’	1,084,201	10,473,380
PL Floating Rate Loan Fund ‘A’	785,533	6,009,331
PL Growth LT Fund ‘A’	171,040	1,393,979
PL Mid-Cap Equity Fund ‘A’	350,894	2,063,259
PL International Large-Cap Fund ‘A’	137,268	1,449,550
PL Main Street Core® Fund ‘A’	505,124	3,419,687
PL Managed Bond Fund ‘A’	2,660,441	25,859,490
PL Inflation Managed Fund ‘A’	1,436,941	13,061,797
PL Comstock Fund ‘A’	335,359	2,666,101

Total Mutual Funds (Cost $80,642,382)		71,224,191

TOTAL INVESTMENTS - 100.6% (Cost $80,642,382)		71,224,191

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(431,776)

NET ASSETS - 100.0%		$70,792,415

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 99.8%

PL Small-Cap Growth Fund ‘A’ *	144,693	$856,583
PL International Value Fund ‘A’	844,640	6,157,425
PL Large-Cap Value Fund ‘A’	455,003	3,803,823
PL Short Duration Bond Fund ‘A’	1,056,131	10,202,222
PL Floating Rate Loan Fund ‘A’	761,998	5,829,289
PL Growth LT Fund ‘A’	479,813	3,910,476
PL Mid-Cap Equity Fund ‘A’	663,556	3,901,710
PL Large-Cap Growth Fund ‘A’ *	153,786	848,900
PL International Large-Cap Fund ‘A’	500,987	5,290,421
PL Small-Cap Value Fund ‘A’	137,882	885,205
PL Main Street Core Fund ‘A’	1,011,327	6,846,684
PL Managed Bond Fund ‘A’	2,881,806	28,011,156
PL Inflation Managed Fund ‘A’	1,591,501	14,466,741
PL Comstock Fund ‘A’	857,180	6,814,577
PL Mid-Cap Growth Fund ‘A’	357,518	1,809,042

Total Mutual Funds (Cost $122,896,425)		99,634,254

TOTAL INVESTMENTS - 99.8% (Cost $122,896,425)		99,634,254

OTHER ASSETS & LIABILITIES, NET - 0.2%		241,507

NET ASSETS - 100.0%		$99,875,761

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.1%

PL Small-Cap Growth Fund ‘A’ *	1,031,332	$6,105,486
PL International Value Fund ‘A’	3,333,743	24,302,988
PL Large-Cap Value Fund ‘A’	2,813,736	23,522,834
PL Short Duration Bond Fund ‘A’	2,642,518	25,526,722
PL Floating Rate Loan Fund ‘A’	1,760,286	13,466,189
PL Growth LT Fund ‘A’	2,888,223	23,539,018
PL Mid-Cap Equity Fund ‘A’	3,379,256	19,870,025
PL Large-Cap Growth Fund ‘A’ *	1,065,439	5,881,221
PL International Large-Cap Fund ‘A’	2,046,705	21,613,209
PL Small-Cap Value Fund ‘A’	1,028,810	6,604,958
PL Main Street Core Fund ‘A’	4,565,893	30,911,096
PL Emerging Markets Fund ‘A’	1,517,420	9,908,755
PL Managed Bond Fund ‘A’	6,237,156	60,625,157
PL Inflation Managed Fund ‘A’	3,754,790	34,131,041
PL Comstock Fund ‘A’	3,332,198	26,490,972
PL Mid-Cap Growth Fund ‘A’	1,185,359	5,997,915
PL Real Estate Fund ‘A’	920,374	6,083,674

Total Mutual Funds (Cost $462,082,665)		344,581,260

TOTAL INVESTMENTS - 100.1% (Cost $462,082,665)		344,581,260

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(401,448)

NET ASSETS - 100.0%		$344,179,812

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.2%

PL Small-Cap Growth Fund ‘A’ *	1,616,575	$9,570,125
PL International Value Fund ‘A’	4,994,381	36,409,036
PL Large-Cap Value Fund ‘A’	3,224,823	26,959,518
PL Short Duration Bond Fund ‘A’	391,948	3,786,217
PL Floating Rate Loan Fund ‘A’	443,258	3,390,927
PL Growth LT Fund ‘A’	4,043,798	32,956,950
PL Mid-Cap Equity Fund ‘A’	4,461,317	26,232,541
PL Large-Cap Growth Fund ‘A’ *	1,048,115	5,785,596
PL International Large-Cap Fund ‘A’	2,963,146	31,290,817
PL Small-Cap Value Fund ‘A’	2,084,229	13,380,750
PL Main Street Core Fund ‘A’	4,939,291	33,439,001
PL Emerging Markets Fund ‘A’	1,925,799	12,575,468
PL Managed Bond Fund ‘A’	2,559,745	24,880,725
PL Inflation Managed Fund ‘A’	2,533,426	23,028,840
PL Comstock Fund ‘A’	3,772,049	29,987,792
PL Mid-Cap Growth Fund ‘A’	1,178,267	5,962,032
PL Real Estate Fund ‘A’	2,203,201	14,563,158

Total Mutual Funds (Cost $489,556,143)		334,199,493

TOTAL INVESTMENTS - 100.2% (Cost $489,556,143)		334,199,493

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(584,172)

NET ASSETS - 100.0%		$333,615,321

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.1%

PL Small-Cap Growth Fund ‘A’ *	1,189,305	$7,040,685
PL International Value Fund ‘A’	2,724,440	19,861,165
PL Large-Cap Value Fund ‘A’	1,370,381	11,456,387
PL Growth LT Fund ‘A’	1,924,269	15,682,790
PL Mid-Cap Equity Fund ‘A’	1,906,481	11,210,111
PL Large-Cap Growth Fund ‘A’ *	485,480	2,679,848
PL International Large-Cap Fund ‘A’	1,435,235	15,156,084
PL Small-Cap Value Fund ‘A’	1,567,492	10,063,297
PL Main Street Core Fund ‘A’	2,530,091	17,128,717
PL Emerging Markets Fund ‘A’	1,276,830	8,337,701
PL Comstock Fund ‘A’	1,760,689	13,997,474
PL Mid-Cap Growth Fund ‘A’	542,348	2,744,280
PL Real Estate Fund ‘A’	1,080,582	7,142,648

Total Mutual Funds (Cost $223,585,487)		142,501,187

TOTAL INVESTMENTS - 100.1% (Cost $223,585,487)		142,501,187

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(190,915)

NET ASSETS - 100.0%		$142,310,272

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 101.1%

Commercial Paper - 76.7%

AT&T Inc
0.450% due 01/20/09	$500,000	$499,880
1.250% due 02/11/09	1,000,000	998,576
2.200% due 01/22/09	500,000	499,358
BASF SE (Germany)
2.000% due 02/23/09	500,000	498,528
ConocoPhillips Qatar Funding Ltd (Cayman)
1.050% due 02/26/09	2,000,000	1,996,733
Danaher Corp
1.250% due 01/22/09	1,000,000	999,271
E.ON AG (Germany)
2.300% due 01/08/09	1,000,000	999,553
Eaton Corp
2.750% due 01/30/09	1,000,000	997,785
Ecolab Inc
1.500% due 01/07/09	500,000	499,875
1.550% due 01/27/09	750,000	749,160
Electricite de France (France)
1.000% due 03/13/09	1,500,000	1,497,042
Emerson Electric Co
0.600% due 02/05/09	550,000	549,679
Hewlett-Packard Co
0.800% due 01/02/09	750,000	749,983
Honeywell International Inc
0.650% due 03/12/09	500,000	499,368
1.100% due 03/05/09	750,000	748,556
Illinois Tool Works Inc
1.500% due 02/02/09	2,000,000	1,997,333
L’Oreal USA Inc
1.450% due 01/07/09	1,500,000	1,499,638
Medtronic Inc
1.450% due 03/03/09	500,000	498,772
1.500% due 03/03/09	1,000,000	997,458
National Rural Utilities Cooperative Finance Corp
3.000% due 01/14/09	2,000,000	1,997,833
Nestle Capital Corp
1.030% due 02/20/09	1,000,000	998,569
1.100% due 03/23/09	1,000,000	997,525
Nokia OYJ (Finland)
2.150% due 02/10/09	1,500,000	1,496,417
NSTAR
1.150% due 01/28/09	1,500,000	1,498,707
Parker-Hannifin Corp
1.100% due 01/07/09	500,000	499,908
Pfizer Inc
1.200% due 03/17/09	750,000	748,125
Philip Morris International Inc
0.500% due 03/12/09	1,500,000	1,498,542
Pitney Bowes Inc
1.600% due 01/20/09	500,000	499,578
2.200% due 01/12/09	1,000,000	999,328
2.250% due 01/09/09	500,000	499,750
Praxair Inc
0.500% due 04/21/09	300,000	299,542
Procter & Gamble Co
1.400% due 03/03/09	750,000	748,221
1.850% due 01/13/09	500,000	499,692
The Stanley Works
2.750% due 01/12/09	1,500,000	1,498,740
The Walt Disney Co
1.100% due 02/05/09	2,000,000	1,997,861
Toyota Motor Credit Corp
3.470% due 03/02/09	1,000,000	994,217
Unilever Capital Corp
0.600% due 05/12/09	250,000	249,454
1.200% due 03/04/09	500,000	498,967
1.300% due 03/04/09	500,000	498,881
2.750% due 02/13/09	1,000,000	996,715

		37,793,120

Corporate Notes - 13.5%

Bank of America Corp
2.299% due 02/17/09 §	200,000	199,965
Caterpillar Financial Services Corp
2.259% due 03/10/09 §	500,000	499,845
Cisco Systems Inc
2.233% due 02/20/09 §	250,000	249,995
Emerson Electric Co
5.850% due 03/15/09	315,000	316,727
General Electric Capital Corp
3.125% due 04/01/09	400,000	400,494
Honeywell International Inc
2.056% due 03/13/09 §	230,000	229,963
IBM International Group Capital LLC
2.225% due 02/13/09 §	600,000	599,955
3.848% due 07/29/09 §	750,000	751,434
JPMorgan & Co Inc
6.000% due 01/15/09	700,000	700,668
Pepsi Bottling Holdings Inc
5.625% due 02/17/09 ~	500,000	501,608
Procter & Gamble International Funding SCA
2.309% due 02/19/09 §	200,000	200,000
5.300% due 07/06/09 ~	500,000	505,829
Wal-Mart Stores Inc
6.875% due 08/10/09	500,000	512,061
Wells Fargo Bank NA
0.621% due 05/28/09 §	1,000,000	1,000,000

		6,668,544

U.S. Government Agency Issue - 3.0%

Federal Home Loan Bank
2.520% due 04/21/09	1,500,000	1,500,000

	Shares
Money Market Funds - 7.9%

BlackRock Liquidity Funds Institutional TempCash	1,624,496	1,624,496
BlackRock Liquidity Funds Institutional TempFund	2,241,897	2,241,897

		3,866,393

Total Short-Term Investments (Amortized Cost $49,828,057)		49,828,057

TOTAL INVESTMENTS - 101.1% (Amortized Cost $49,828,057)		49,828,057

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(548,809)

NET ASSETS - 100.0%		$49,279,248

Note to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.7%

Consumer Discretionary - 12.6%

Aeropostale Inc *	10,750	$173,075
Bally Technologies Inc *	10,750	258,322
Corinthian Colleges Inc *	20,600	337,222
Darden Restaurants Inc	10,000	281,800
Iconix Brand Group Inc *	28,050	274,329
J. Crew Group Inc *	7,800	95,160
Life Time Fitness Inc *	15,450	200,077
LKQ Corp *	28,550	332,893
Phillips-Van Heusen Corp	5,500	110,715
priceline.com Inc *	3,850	283,553
Regal Entertainment Group ‘A’	18,150	185,312
Tupperware Brands Corp	14,050	318,935
WMS Industries Inc *	8,200	220,580

		3,071,973

Consumer Staples - 1.8%

Central European Distribution Corp *	6,300	124,110
The Hain Celestial Group Inc *	16,300	311,167

		435,277

Energy - 6.8%

Cal Dive International Inc *	18,600	121,086
Comstock Resources Inc *	4,700	222,075
Concho Resources Inc * Δ	12,600	287,532
Denbury Resources Inc *	13,000	141,960
Dril-Quip Inc *	7,700	157,927
IHS Inc ‘A’ *	8,000	299,360
Mariner Energy Inc *	27,700	282,540
Petrobank Energy & Resources Ltd (Canada) *	8,900	146,423

		1,658,903

Financials - 8.4%

Brookline Bancorp Inc	28,000	298,200
Digital Realty Trust Inc REIT	9,500	312,075
First Commonwealth Financial Corp	15,500	191,890
First Mercury Financial Corp *	22,750	324,415
Greenhill & Co Inc	2,350	163,959
Investment Technology Group Inc *	9,000	204,480
Lazard Ltd ‘A’ (Bermuda)	6,350	188,849
Platinum Underwriters Holdings Ltd (Bermuda)	3,700	133,496
Signature Bank *	8,350	239,562

		2,056,926

Health Care - 24.2%

Alexion Pharmaceuticals Inc *	8,950	323,900
Allos Therapeutics Inc *	15,050	92,106
AMERIGROUP Corp *	9,100	268,632
Auxilium Pharmaceuticals Inc *	7,350	209,034
Bruker Corp *	25,000	101,000
Cepheid Inc *	8,200	85,116
Community Health Systems Inc *	14,300	208,494
Cubist Pharmaceuticals Inc *	12,300	297,168
ev3 Inc *	18,350	111,935
Gentiva Health Services Inc *	13,400	392,084
Hologic Inc *	8,800	115,016
ICON PLC ADR (Ireland) *	13,750	270,737
Illumina Inc *	10,900	283,945
Immucor Inc *	8,900	236,562
Insulet Corp *	11,950	92,254
Inverness Medical Innovations Inc *	6,700	126,697
Masimo Corp *	8,050	240,131
Meridian Bioscience Inc	12,100	308,187
Mylan Inc *	24,700	244,283
Myriad Genetics Inc *	4,200	278,292
NuVasive Inc *	2,700	93,555
Optimer Pharmaceuticals Inc *	27,450	332,419
OSI Pharmaceuticals Inc *	5,400	210,870
PAREXEL International Corp *	21,200	205,852
STERIS Corp	3,550	84,810
Thoratec Corp *	12,400	402,876
United Therapeutics Corp *	4,450	278,348

		5,894,303

Industrials - 13.3%

Actuant Corp ‘A’	15,000	285,300
Aecom Technology Corp *	9,800	301,154
AirTran Holdings Inc *	49,200	218,448
BE Aerospace Inc *	11,950	91,895
Bucyrus International Inc	5,550	102,786
CLARCOR Inc	8,600	285,348
Esterline Technologies Corp *	7,300	276,597
FTI Consulting Inc *	6,300	281,484
RBC Bearings Inc *	9,900	200,772
The Geo Group Inc *	18,750	338,062
Titan Machinery Inc *	11,850	166,611
URS Corp *	8,050	328,199
Waste Connections Inc *	11,250	355,163

		3,231,819

Information Technology - 21.9%

ANSYS Inc *	7,100	198,019
Atheros Communications *	16,250	232,537
Cavium Networks Inc *	10,750	112,982
Concur Technologies Inc *	8,850	290,457
GSI Commerce Inc *	31,350	329,802
Informatica Corp *	22,000	302,060
Interwoven Inc *	25,600	322,560
Marvell Technology Group Ltd (Bermuda) *	25,900	172,753
Mellanox Technologies Ltd (Israel) *	29,700	233,442
Microsemi Corp *	11,100	140,304
Monolithic Power Systems Inc *	4,900	61,789
NeuStar Inc ‘A’ *	9,300	177,909
NICE Systems Ltd ADR (Israel) *	13,150	295,480
Omniture Inc *	10,150	107,996
ON Semiconductor Corp *	47,000	159,800
Polycom Inc *	10,400	140,504
Solera Holdings Inc *	15,100	363,910
Sonus Networks Inc *	53,900	85,162
Synaptics Inc *	7,075	117,162
Synchronoss Technologies Inc *	11,950	127,387
Taleo Corp ‘A’ *	21,000	164,430
TeleTech Holdings Inc *	24,000	200,400
Tessera Technologies Inc *	12,050	143,154
TIBCO Software Inc *	36,750	190,733
VeriFone Holdings Inc *	29,250	143,325
Vignette Corp *	13,450	126,565
VistaPrint Ltd (Bermuda) *	14,050	261,471
Wright Express Corp *	10,950	137,970

		5,340,063

Materials - 1.5%

Silgan Holdings Inc	7,650	365,747

Telecommunication Services - 1.7%

Cincinnati Bell Inc *	41,400	79,902
SBA Communications Corp ‘A’ *	20,800	339,456

		419,358

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
Utilities - 1.5%

ITC Holdings Corp	8,500	$371,280

Total Common Stocks (Cost $31,025,608)		22,845,649

TOTAL INVESTMENTS - 93.7% (Cost $31,025,608)		22,845,649

OTHER ASSETS & LIABILITIES, NET - 6.3%		1,541,100

NET ASSETS - 100.0%		$24,386,749

Note to Schedule of Investments
(a)	1.2% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Belgium - 0.0%

Fortis Bank AS
Exp. 12/31/49 *	34,832	$—

United Kingdom - 0.0%

HBOS PLC
Exp. 01/09/09 *	620,961	—
Lloyds TSB
Exp. 01/09/09 *	65,901	—

		—

Total Rights (Cost $0)		—

COMMON STOCKS - 97.3%

Australia - 3.3%

Amcor Ltd +	101,000	410,444
Australia & New Zealand Banking Group Ltd +	44,800	483,670
BHP Billiton Ltd +	44,000	934,743
Lend Lease Corp Ltd +	50,400	253,965
Macquarie Infrastructure Group +	210,802	252,691
National Australia Bank Ltd +	17,422	256,132
Qantas Airways Ltd +	233,058	429,364

		3,021,009

Belgium - 1.1%

Delhaize Group +	6,600	407,989
KBC Groep NV +	1,527	45,890
Solvay SA +	6,900	512,369

		966,248

Bermuda - 1.4%

Catlin Group Ltd +	88,600	557,695
Hiscox Ltd +	136,400	678,805

		1,236,500

Canada - 2.8%

Barrick Gold Corp	14,400	521,526
Canadian Imperial Bank of Commerce	7,364	304,760
EnCana Corp	5,300	244,543
Fairfax Financial Holdings Ltd	1,400	442,284
Gerdau Ameristeel Corp	45,200	275,337
Husky Energy Inc	5,200	130,032
Petro-Canada	30,200	653,661

		2,572,143

Finland - 1.7%

Nokia OYJ +	72,600	1,139,266
Stora Enso OYJ ‘R’ +	54,900	434,891

		1,574,157

France - 12.0%

Arkema SA +	7,900	136,144
BNP Paribas +	21,308	919,748
Compagnie Generale des Etablissements Michelin ‘B’ +	14,525	767,409
Credit Agricole SA +	73,153	821,660
France Telecom SA +	35,400	986,692
GDF Suez +	9,641	478,546
Groupe Danone +	4,800	290,015
L’Oreal SA +	2,700	235,631
Lagardere SCA +	14,500	589,109
Renault SA +	28,994	756,628
Sanofi-Aventis SA +	25,301	1,618,331
Societe Generale +	19,323	980,312
Total SA +	35,356	1,943,842
Vallourec SA +	3,400	386,580

		10,910,647

Germany - 12.0%

Allianz SE +	16,110	1,714,114
BASF SE +	33,000	1,282,169
Celesio AG +	18,400	497,859
Daimler AG +	9,700	369,588
Deutsche Bank AG +	28,000	1,107,293
Deutsche Lufthansa AG +	33,900	557,446
Deutsche Telekom AG +	64,900	981,242
E.ON AG +	38,696	1,519,482
Lanxess AG +	10,700	208,650
Muenchener Rueckversicherungs AG +	7,461	1,158,303
RWE AG +	4,773	423,923
Siemens AG +	7,700	579,682
Suedzucker AG +	12,900	195,431
TUI AG +	26,800	318,376

		10,913,558

Hong Kong - 0.4%

New World Development Ltd +	399,000	408,545

Ireland - 0.2%

Greencore Group PLC +	109,900	143,851

Italy - 3.6%

A2A SPA +	221,500	398,216
Banco Popolare SCARL +	35,800	253,831
ENI SPA +	60,389	1,453,179
Telecom Italia SPA +	422,900	695,743
Telecom Italia SPA RNC +	203,700	231,925
UniCredit SPA +	77,000	195,774

		3,228,668

Japan - 21.9%

Aeon Co Ltd +	47,500	478,359
Astellas Pharma Inc +	11,000	450,255
Canon Inc +	24,100	763,598
DIC Corp +	124,000	261,610
East Japan Railway Co +	104	827,208
Elpida Memory Inc * +	14,200	87,839
Fujitsu Ltd +	165,000	802,230
Hitachi High-Technologies Corp +	13,900	222,593
Hitachi Ltd +	107,000	415,258
Honda Motor Co Ltd +	37,600	800,831
Isuzu Motors Ltd +	224,000	289,444
JFE Holdings Inc +	28,200	749,437
KDDI Corp +	77	549,803
Kyocera Corp +	5,900	427,147
Mitsubishi Chemical Holdings Corp +	127,000	562,749
Mitsubishi Corp +	60,200	852,676
Mitsui & Co Ltd +	67,000	688,785
Mizuho Financial Group Inc +	106	317,158
Namco Bandai Holdings Inc +	33,100	362,791
Nippon Mining Holdings Inc +	80,000	347,132
Nippon Telegraph & Telephone Corp +	212	1,146,161
Nissan Motor Co Ltd +	172,300	619,872
NTT DoCoMo Inc +	117	230,293
ORIX Corp +	2,370	135,329
Panasonic Corp +	19,000	233,552
Sharp Corp +	85,000	612,722
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
Sony Corp +	33,400	$730,522
Sumitomo Metal Mining Co Ltd +	55,000	588,368
Sumitomo Mitsui Financial Group Inc +	253	1,103,297
Takashimaya Co Ltd +	27,000	205,198
The Furukawa Electric Co Ltd +	60,000	292,806
The Tokyo Electric Power Co Inc +	32,100	1,071,554
Toshiba Corp +	182,000	748,892
Tosoh Corp +	72,000	177,707
Toyota Motor Corp +	49,500	1,636,387

		19,789,563

Luxembourg - 0.9%

ArcelorMittal +	34,300	831,410

Netherlands - 2.9%

European Aeronautic Defence & Space Co NV +	39,820	674,366
ING Groep NV CVA +	74,121	815,770
Koninklijke Ahold NV +	74,500	918,056
Koninklijke Philips Electronics NV +	11,130	220,671

		2,628,863

New Zealand - 0.3%

Telecom Corp of New Zealand Ltd +	183,000	244,878

Norway - 1.2%

StatoilHydro ASA +	64,700	1,082,094

Singapore - 0.2%

Neptune Orient Lines Ltd +	228,000	179,173

Spain - 2.4%

Banco Santander SA +	82,125	793,384
Repsol YPF SA +	7,929	169,285
Telefonica SA +	54,400	1,227,898

		2,190,567

Sweden - 2.2%

Nordea Bank AB +	47,900	341,416
Svenska Cellulosa AB ‘B’ +	57,100	495,767
Telefonaktiebolaget LM Ericsson ‘B’ +	105,000	818,568
Volvo AB ‘B’ +	52,050	296,207

		1,951,958

Switzerland - 5.3%

Credit Suisse Group AG +	41,379	1,159,629
Nestle SA +	18,837	745,910
Novartis AG +	37,797	1,892,929
UBS AG * +	67,095	976,189

		4,774,657

United Kingdom - 21.5%

Amlin PLC +	74,500	387,244
Antofagasta PLC +	47,900	300,051
Arriva PLC +	55,900	486,754
Associated British Foods PLC +	51,600	543,211
AstraZeneca PLC +	14,722	602,284
Aviva PLC +	65,538	371,371
Barclays PLC +	305,283	693,875
BP PLC +	239,098	1,845,703
British American Tobacco PLC +	24,700	644,346
Centrica PLC +	163,500	629,444
Drax Group PLC +	74,300	603,151
DS Smith PLC +	57,900	63,517
G4S PLC +	153,200	456,222
GlaxoSmithKline PLC +	96,100	1,787,245
HBOS PLC +	448,703	464,487
HSBC Holdings PLC (LI) +	135,400	1,325,187
J. Sainsbury PLC +	106,800	509,652
Lloyds TSB Group PLC +	151,600	286,937
Mondi PLC +	32,500	96,741
Pearson PLC +	48,400	456,187
Premier Farnell PLC +	161,000	328,006
Prudential PLC +	106,445	646,147
Royal Dutch Shell PLC ‘A’ (XAMS) +	107,935	2,853,756
The Royal Bank of Scotland Group PLC +	693,455	510,472
Thomas Cook Group PLC +	136,800	349,823
TUI Travel PLC +	125,400	425,052
Vodafone Group PLC +	866,371	1,774,028

		19,440,893

Total Common Stocks (Cost $136,318,729)		88,089,382

TOTAL INVESTMENTS - 97.3% (Cost $136,318,729)		88,089,382

OTHER ASSETS & LIABILITIES, NET - 2.7%		2,450,575

NET ASSETS - 100.0%		$90,539,957

Notes to Schedule of Investments
(a)	As of December 31, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	23.1%
Energy	11.8%
Consumer Discretionary	10.5%
Materials	9.8%
Telecommunication Services	8.9%
Industrials	7.9%
Health Care	7.6%
Information Technology	6.4%
Utilities	5.7%
Consumer Staples	5.6%

97.3%
Other Assets & Liabilities, Net	2.7%

100.0%

(b)	Securities with a total aggregate market value of $85,517,239 or 94.5% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	The amount of $352,700 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of December 31, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Dow Jones Euro Stoxx 50	17	EUR 411,230	$(2,495)

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)
(d)	Forward foreign currency contracts outstanding as of December 31, 2008 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CAD	2,542,000	03/09	$(83,655)
Sell	EUR	405,000	03/09	(50,415)
Sell	GBP	920,000	03/09	39,553

				$(94,517)

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.8%

Consumer Discretionary - 13.6%

DISH Network Corp ‘A’ *	77,700	$861,693
McDonald’s Corp	36,800	2,288,592
News Corp ‘B’	146,960	1,407,877
Scripps Networks Interactive Inc ‘A’	33,300	732,600
SES SA FDR (Luxembourg) +	47,800	926,387
Target Corp	24,700	852,891
The Home Depot Inc	46,700	1,075,034
Time Warner Inc	141,700	1,425,502

		9,570,576

Consumer Staples - 15.4%

Altria Group Inc	60,400	909,624
Kimberly-Clark Corp	44,100	2,325,834
Kraft Foods Inc ‘A’	48,831	1,311,112
Lorillard Inc	16,700	941,045
Philip Morris International Inc	48,400	2,105,884
Unilever PLC ADR (United Kingdom)	34,700	798,794
Wal-Mart Stores Inc	43,400	2,433,004

		10,825,297

Energy - 13.0%

Devon Energy Corp	10,670	701,126
El Paso Corp	93,500	732,105
Exxon Mobil Corp	20,600	1,644,498
Halliburton Co	45,000	818,100
Royal Dutch Shell PLC ADR (United Kingdom)	25,300	1,339,382
Suncor Energy Inc (Canada)	33,090	645,255
Total SA ADR (France)	47,780	2,642,234
Transocean Ltd (Switzerland) *	12,548	592,893

		9,115,593

Financials - 20.5%

Aflac Inc	15,940	730,690
American Express Co	34,570	641,274
Bank of America Corp	79,700	1,122,176
Capital One Financial Corp	33,500	1,068,315
JPMorgan Chase & Co	65,400	2,062,062
Loews Corp	23,880	674,610
Marsh & McLennan Cos Inc	46,801	1,135,860
Marshall & Ilsley Corp	26,610	362,960
The Bank of New York Mellon Corp	35,952	1,018,520
The Chubb Corp	26,780	1,365,780
The Travelers Cos Inc	43,040	1,945,408
Wells Fargo & Co	76,700	2,261,116

		14,388,771

Health Care - 6.2%

Abbott Laboratories	20,300	1,083,411
Novartis AG ADR (Switzerland)	28,500	1,418,160
UnitedHealth Group Inc	34,310	912,646
WellPoint Inc *	21,700	914,221

		4,328,438

Industrials - 7.9%

Avery Dennison Corp	11,000	360,030
General Electric Co	123,040	1,993,248
Raytheon Co	28,300	1,444,432
The Boeing Co	11,400	486,438
United Technologies Corp	23,200	1,243,520

		5,527,668

Information Technology - 3.0%

EchoStar Corp ‘A’ *	6,480	96,358
International Business Machines Corp	13,700	1,152,992
Microsoft Corp	45,700	888,408

		2,137,758

Materials - 2.5%

Air Products & Chemicals Inc	16,000	804,320
E.I. du Pont de Nemours & Co	37,200	941,160

		1,745,480

Telecommunication Services - 7.7%

AT&T Inc	98,647	2,811,440
Embarq Corp	28,835	1,036,907
Sprint Nextel Corp *	177,379	324,604
Verizon Communications Inc	35,200	1,193,280

		5,366,231

Utilities - 2.0%

Sempra Energy	33,400	1,423,840

Total Common Stocks (Cost $81,980,310)		64,429,652

SHORT-TERM INVESTMENT - 4.5%

Money Market Fund - 4.5%

BlackRock Liquidity Funds Institutional Temp Fund	3,134,746	3,134,746

Total Short-Term Investment (Cost $3,134,746)		3,134,746

TOTAL INVESTMENTS - 96.3% (Cost $85,115,056)		67,564,398

OTHER ASSETS & LIABILITIES, NET - 3.7%		2,592,350

NET ASSETS - 100.0%		$70,156,748

Note to Schedule of Investments
(a)	Securities with a total aggregate market value of $926,387 or 1.3% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 25.1%

Consumer Discretionary - 1.2%

Comcast Corp
5.850% due 01/15/10	$250,000	$249,410
Cox Communications Inc
4.625% due 01/15/10	150,000	145,178
Time Warner Cable Inc
5.400% due 07/02/12	100,000	93,447
Time Warner Inc
6.750% due 04/15/11	150,000	146,532

		634,567

Consumer Staples - 0.3%

CVS/Caremark Corp
3.689% due 09/10/10 §	150,000	137,345

Financials - 20.1%

American Express Bank FSB
2.485% due 12/10/10 §	800,000	799,765
American General Finance Corp
4.875% due 05/15/10	250,000	148,828
ANZ Capital Trust Inc
4.484% due 12/15/53 ~	250,000	193,271
Greater Bay Bancorp
5.125% due 04/15/10	100,000	102,593
ING Capital Funding Trust III
8.439% due 12/29/49 §	525,000	264,334
JPMorgan Chase & Co
2.625% due 12/01/10	600,000	612,330
Kreditanstalt fuer Wiederaufbau (Germany)
3.750% due 06/27/11	2,100,000	2,186,289
4.500% due 09/21/09	3,400,000	3,465,722
Monumental Global Funding II
3.900% due 06/15/09 ~ Δ	400,000	396,926
Morgan Stanley
5.050% due 01/21/11	250,000	240,238
PNC Funding Corp
1.875% due 06/22/11	600,000	601,253
Regions Bank
2.750% due 12/10/10	800,000	817,396
The Royal Bank of Scotland Group PLC (United Kingdom)
9.118% due 03/31/10	150,000	128,095
Waddell & Reed Financial Inc
5.600% due 01/15/11	150,000	134,362

		10,091,402

Health Care - 0.7%

UnitedHealth Group Inc
5.125% due 11/15/10	350,000	341,800

Industrials - 1.9%

GATX Financial Corp
5.125% due 04/15/10	150,000	140,549
John Deere Capital Corp
2.875% due 06/19/12	550,000	566,134
5.400% due 04/07/10	250,000	251,668

		958,351

Telecommunication Services - 0.9%

Deutsche Telekom International Finance BV (Netherlands)
8.500% due 06/15/10	200,000	206,084
GTE Corp
7.510% due 04/01/09	250,000	250,935

		457,019

Total Corporate Bonds & Notes (Cost $12,937,573)		12,620,484

MORTGAGE-BACKED SECURITIES - 28.4%

Collateralized Mortgage Obligations - 6.1%

Citigroup Mortgage Loan Trust Inc
5.343% due 08/25/35 § “	784,487	544,111
Citimortgage Alternative Loan Trust
6.000% due 12/25/36 “	736,482	617,459
Countrywide Alternative Loan Trust
3.756% due 09/25/35 § “	674,950	326,627
5.750% due 07/25/37 “	872,127	419,849
Structured Adjustable Rate Mortgage Loan Trust
5.151% due 02/25/35 § “	410,491	190,197
5.450% due 11/25/34 § “	376,143	213,859
Washington Mutual Mortgage Pass-Through Certificates
3.066% due 07/25/47 § “	907,423	370,718
3.176% due 09/25/46 § “	1,082,574	410,070

		3,092,890

Fannie Mae - 20.8%

4.500% due 04/01/23 “	993,988	1,017,728
4.500% due 01/15/24 “	2,000,000	2,044,376
5.500% due 01/01/38 “	987,525	1,013,589
6.000% due 10/01/21 “	2,445,664	2,546,908
6.000% due 01/15/39 “	1,000,000	1,029,531
6.500% due 08/01/37 “	976,219	1,015,213
7.500% due 12/01/29 “	985	1,044
7.500% due 06/01/30 “	370	392
7.500% due 09/01/30 “	252	267
7.500% due 02/01/36 “	84,289	88,567
7.500% due 04/01/36 “	111,358	117,010
7.500% due 11/01/36 “	32,601	34,256
7.500% due 12/01/36 “	78,198	82,167
7.500% due 01/01/37 “	67,783	71,223
7.500% due 02/01/37 “	41,435	43,538
7.500% due 02/01/37 “	39,220	41,180
7.500% due 03/01/37 “	58,234	61,144
7.500% due 03/01/37 “	355,486	373,527
7.500% due 04/01/37 “	46,069	48,407
7.500% due 04/01/37 “	446,984	469,319
7.500% due 02/01/38 “	57,569	60,440
7.500% due 03/01/38 “	263,428	276,569

		10,436,395

Freddie Mac - 1.5%

4.500% due 12/01/18 “	716,921	740,989

Total Mortgage-Backed Securities (Cost $15,665,502)		14,270,274

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 5.0%

Capital One Multi-Asset Execution Trust
4.950% due 08/15/12 “	$1,600,000	$1,563,788
Chase Issuance Trust
4.960% due 09/17/12 “	1,000,000	964,425

Total Asset-Backed Securities (Cost $2,599,528)		2,528,213

U.S. GOVERNMENT AGENCY ISSUES - 31.4%

Fannie Mae
3.375% due 05/19/11	1,200,000	1,261,706
4.680% due 06/15/11	1,800,000	1,948,113
5.125% due 04/15/11	1,000,000	1,082,270
6.625% due 09/15/09	1,000,000	1,041,065
Federal Home Loan Bank
3.125% due 06/10/11	2,500,000	2,594,930
5.125% due 09/10/10	1,000,000	1,068,598
5.250% due 01/16/09 ‡	5,000,000	5,009,520
Freddie Mac
2.875% due 06/28/10	1,700,000	1,745,575

Total U.S. Government Agency Issues (Cost $15,266,519)		15,751,777

U.S. TREASURY OBLIGATIONS - 5.6%

U.S. Treasury Inflation Protected Securities - 5.6%

4.250% due 01/15/10 ^	2,837,538	2,787,660

Total U.S. Treasury Obligations (Cost $2,974,461)		2,787,660

SHORT-TERM INVESTMENTS - 11.1%

U.S. Government Agency Issues - 6.0%

Fannie Mae
2.986% due 10/16/09	1,700,000	1,692,207
Freddie Mac
2.988% due 10/23/09	1,300,000	1,293,895

		2,986,102

Money Market Funds - 5.1%

BlackRock Liquidity Funds Institutional TempCash	160,678	160,678
BlackRock Liquidity Funds Institutional TempFund	2,428,616	2,428,616

		2,589,294

Total Short-Term Investments (Cost $5,518,961)		5,575,396

TOTAL INVESTMENTS - 106.6% (Cost $54,962,544)		53,533,804

OTHER ASSETS & LIABILITIES, NET - (6.6%)		(3,302,109)

NET ASSETS - 100.0%		$50,231,695

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b)	Securities with an approximate aggregate market value of $330,628 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of December 31, 2008:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (03/09)	7	$7,000,000	$15,600
Eurodollar (06/09)	15	15,000,000	45,857
Eurodollar (09/09)	13	13,000,000	26,041
U.S. Treasury 2-Year Notes (03/09)	57	11,400,000	82,118
U.S. Treasury 10-Year Notes (03/09)	6	600,000	46,616

Short Futures Outstanding
U.S. Treasury 30-Year Bonds (03/09)	13	1,300,000	(104,744)

			$111,488

(c)	0.8% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Principal
	Amount	Value
SENIOR LOAN NOTES - 82.1%

Consumer Discretionary - 12.9%

Cequel Communications LLC
6.164% due 11/05/13 §	$1,492,405	$975,660
Cinemark USA Inc
3.579% due 10/05/13 §	1,293,384	946,757
Dollar General Corp Tranche B2
3.211% due 07/07/14 §	1,300,000	963,885
Nielsen Finance LLC (Dollar Term Loan)
4.244% due 08/09/13 §	494,920	336,546
Toys “R” Us Inc Tranche B
4.831% due 07/19/12 §	995,025	482,587

		3,705,435

Consumer Staples - 5.0%

Wm Wrigley Jr Co Tranche B
7.750% due 10/06/14 §	1,500,000	1,441,665

Energy - 6.2%

Coffeyville Resources LLC (Funded Letter of Credit)
3.783% due 12/28/10 §	306,825	218,229
Coffeyville Resources LLC Tranche D
9.132% due 12/30/13 §	988,216	702,868
Murray Energy Corp Tranche B (1st Lien)
6.938% due 01/28/10 §	994,832	865,504

		1,786,601

Financials - 7.2%

First Data Corp Tranche B1 (Initial Term Loan)
3.211% due 09/24/14 §	1,293,451	828,714
HUB International Ltd (Delayed Draw Term Loan)
3.959% due 06/13/14 §	273,888	160,682
HUB International Ltd (Initial Term Loan)
3.959% due 06/13/14 §	1,218,541	714,881
Spirit Finance Corp
6.193% due 08/01/13 §	1,000,000	362,500

		2,066,777

Health Care - 23.8%

Aveta Inc (Acquisition Term Loan)
5.970% due 08/22/11 §	411,459	292,136
Aveta Inc (New Term Loan)
5.970% due 08/22/11 §	74,585	52,955
Aveta Inc (Original Term Loan)
5.970% due 08/22/11 §	636,471	451,894
Fresenius Medical Care AG & Co Tranche B1
6.750% due 09/10/14 §	974,842	893,598
Fresenius Medical Care AG & Co Tranche B2
6.750% due 09/10/14 §	525,158	477,894
HCA Inc Tranche B
3.709% due 11/18/13 §	1,492,386	1,178,149
Life Technologies Corp Facility Term B
5.250% due 11/21/15 §	997,500	940,982
Mylan Inc Tranche B
4.959% due 10/02/14 §	1,477,387	1,260,093
Talecris Biotherapeutics Holdings Corp (1st Lien)
5.638% due 12/06/13 §	1,492,386	1,275,990

		6,823,691

Information Technology - 4.9%

Infor Enterprise Solutions Holdings Inc (Initial Term Loan)
5.210% due 07/30/12 §	642,357	335,632
Infor Enterprise Solutions Holdings Inc (Delayed Draw Term Loan)
5.210% due 07/30/12 §	335,143	175,112
SunGard Data Systems Inc (New Term Loan)
4.017% due 02/28/14 §	1,293,401	881,362

		1,392,106

Materials - 6.6%

Georgia Gulf Corp
7.410% due 10/03/13 §	1,491,907	1,010,767
Solutia Inc
8.500% due 02/28/14 §	1,293,467	886,025

		1,896,792

Telecommunication Services - 6.6%

Cricket Communications Inc Term B
6.500% due 06/16/13 §	1,293,367	1,077,272
MetroPCS Wireless Inc Tranche B
4.508% due 11/03/13 §	994,911	809,201

		1,886,473

Utilities - 8.9%

Calpine Corp (1st Priority Term Loan)
4.335% due 03/29/14 §	1,492,462	1,109,750
Coleto Creek Power LP (2nd Lien)
5.459% due 06/28/13 §	975,000	558,675
Texas Competitive Electric Holdings Co LLC
Tranche B2 (Initial Term Loan)
5.582% due 10/10/14 §	1,293,451	900,035

		2,568,460

Total Senior Loan Notes (Cost $30,583,501)		23,568,000

TOTAL INVESTMENTS - 82.1% (Cost $30,583,501)		23,568,000

OTHER ASSETS & LIABILITIES, NET - 17.9%		5,149,928

NET ASSETS - 100.0%		$28,717,928

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.3%

Consumer Discretionary - 5.3%

Crown Ltd (Australia) +	114,310	$478,821
Lamar Advertising Co ‘A’ *	14,755	185,323
Liberty Media Corp — Entertainment ‘A’ *	20,055	350,561
McDonald’s Corp	19,619	1,220,106
MGM MIRAGE *	28,670	394,499
Staples Inc	28,817	516,401
The DIRECTV Group Inc *	10,995	251,895
The Walt Disney Co	12,000	272,280
Yum! Brands Inc	17,235	542,903

		4,212,789

Consumer Staples - 14.2%

Anheuser-Busch InBev NV (Belgium) +	180,370	4,188,763
Anheuser-Busch InBev NV Strip VVPR (Belgium) *	110,997	617
Colgate-Palmolive Co	15,445	1,058,600
Costco Wholesale Corp	3,755	197,137
CVS Caremark Corp	93,676	2,692,248
Kimberly-Clark Corp	3,760	198,302
Nestle SA (Switzerland) +	22,123	876,030
Tesco PLC (United Kingdom) +	187,036	973,903
Unilever PLC (United Kingdom) +	8,690	199,608
Wal-Mart Stores Inc	15,385	862,483

		11,247,691

Energy - 7.5%

Devon Energy Corp	11,702	768,938
EOG Resources Inc	8,720	580,578
Exxon Mobil Corp	6,985	557,612
Hess Corp	34,140	1,831,270
Occidental Petroleum Corp	25,885	1,552,841
Petroleo Brasileiro SA ADR (Brazil)	25,845	632,944

		5,924,183

Financials - 6.7%

ACE Ltd (Switzerland)	3,520	186,278
Berkshire Hathaway Inc ‘B’ *	485	1,558,790
CME Group Inc	1,760	366,274
JPMorgan Chase & Co	35,313	1,113,419
T. Rowe Price Group Inc	20,485	725,988
The Goldman Sachs Group Inc	11,010	929,134
Wells Fargo & Co	13,590	400,633

		5,280,516

Health Care - 16.1%

Baxter International Inc	2,860	153,267
Bayer AG (Germany) +	17,058	993,943
Celgene Corp *	27,840	1,538,995
Coventry Health Care Inc *	25,590	380,779
Covidien Ltd (Bermuda)	26,540	961,810
Genentech Inc *	18,305	1,517,667
Gilead Sciences Inc *	26,955	1,378,479
Roche Holding AG (Switzerland) +	10,706	1,657,472
UnitedHealth Group Inc	141,465	3,762,969
Wyeth	11,680	438,117

		12,783,498

Industrials - 10.1%

C.H. Robinson Worldwide Inc	15,360	845,261
Canadian National Railway Co (Canada)	19,201	705,829
Danaher Corp	16,040	908,024
Embraer-Empresa Brasileira de Aeronautica SA ADR (Brazil)	30,895	500,808
Emerson Electric Co	15,085	552,262
Illinois Tool Works Inc	6,250	219,062
Lockheed Martin Corp	8,440	709,635
Northrop Grumman Corp	6,350	286,004
Precision Castparts Corp	11,270	670,340
Siemens AG (Germany) +	13,870	1,044,180
SunPower Corp ‘B’ *	5,128	156,096
United Parcel Service Inc ‘B’	25,000	1,379,000

		7,976,501

Information Technology - 22.5%

Amphenol Corp ‘A’	2,885	69,182
Apple Inc *	13,729	1,171,770
Automatic Data Processing Inc	12,582	494,976
Cisco Systems Inc *	156,265	2,547,119
Corning Inc	42,945	409,266
Cypress Semiconductor Corp *	18,700	83,589
eBay Inc *	32,650	455,794
Google Inc ‘A’ *	3,610	1,110,617
Hewlett-Packard Co	32,365	1,174,526
International Business Machines Corp	3,500	294,560
Keyence Corp (Japan) +	3,560	731,623
KLA-Tencor Corp	39,900	869,421
Marvell Technology Group Ltd (Bermuda) *	77,220	515,057
Microsoft Corp ת	117,410	2,282,450
Nintendo Co Ltd (Japan) +	1,000	382,152
Oracle Corp *	120,140	2,130,082
QUALCOMM Inc	9,685	347,014
Research In Motion Ltd (Canada) *	17,960	728,817
Symantec Corp *	17,535	237,073
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan) +	495,850	676,578
Telefonaktiebolaget LM Ericsson ‘B’ (Sweden) +	72,465	564,929
Texas Instruments Inc	14,074	218,428
The Western Union Co	23,215	332,903

		17,827,926

Materials - 3.0%

Monsanto Co	7,205	506,872
Praxair Inc	13,135	779,694
Syngenta AG (Switzerland) +	2,025	393,388
Weyerhaeuser Co	21,870	669,441

		2,349,395

Telecommunication Services - 1.9%

Crown Castle International Corp *	83,930	1,475,489

Utilities - 3.0%

NRG Energy Inc *	51,060	1,191,230
The AES Corp *	143,845	1,185,283

		2,376,513

Total Common Stocks (Cost $94,304,869)		71,454,501

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 8.9%

Money Market Funds - 8.9%

BlackRock Liquidity Funds Institutional TempCash	3,517,863	$3,517,863
BlackRock Liquidity Funds Institutional TempFund	3,517,863	3,517,863

		7,035,726

Total Short-Term Investments (Cost $7,035,726)		7,035,726

TOTAL INVESTMENTS - 99.2% (Cost $101,340,595)		78,490,227

OTHER ASSETS & LIABILITIES, NET - 0.8%		599,662

NET ASSETS - 100.0%		$79,089,889

Notes to Schedule of Investments
(a)	Securities with a total aggregate market value of $13,161,390 or 16.6% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(b)	Forward foreign currency contracts outstanding as of December 31, 2008 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	AUD	113,000	01/09	$737
Sell	AUD	486,000	01/09	(17,306)
Buy	EUR	1,800,000	01/09	89,590
Sell	EUR	3,835,000	01/09	(360,089)
Sell	EUR	525,000	02/09	(5,382)
Buy	GBP	125,000	01/09	(7,556)
Sell	GBP	593,000	01/09	69,799
Sell	JPY	46,000,000	01/09	(10,092)
Buy	JPY	12,000,000	02/09	(2,065)
Sell	JPY	24,200,000	02/09	1,693

				$(240,671)

(c)	The amount of $770,175 in cash was segregated with the broker(s)/custodian to cover written options for the period ended December 31, 2008.
(d)	Transactions in written options for the period ended December 31, 2008 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2008	—	$—
Call Options Written	742	28,444
Put Options Written	652	55,420
Call Options Expired	(416)	(21,598)
Put Options Expired	(326)	(29,014)

Outstanding, December 31, 2008	652	$33,252

(e)	Premiums received and value of written options outstanding as of December 31, 2008:
Options on Securities

		Strike	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Premium	Value

MSC	Put - OTC Microsoft Corp (01/09)	$22.50	01/17/09	326	$26,406	$101,060
MSC	Call - OTC Microsoft Corp (01/09)	32.50	01/17/09	326	6,846	326

					$33,252	$101,386

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND (formerly PL Mid-Cap Value Fund)
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%

Consumer Discretionary - 10.8%

Abercrombie & Fitch Co ‘A’	44,100	$1,017,387
Darden Restaurants Inc	28,400	800,312
Hanesbrands Inc *	21,300	271,575
J.C. Penney Co Inc	34,400	677,680
Leggett & Platt Inc	79,900	1,213,681
Mattel Inc	13,600	217,600
Starbucks Corp *	79,100	748,286
The Gap Inc	49,500	662,805
Viacom Inc ‘B’ *	66,500	1,267,490

		6,876,816

Consumer Staples - 7.6%

Avon Products Inc	27,800	668,034
Campbell Soup Co	27,800	834,278
McCormick & Co Inc	40,400	1,287,144
Molson Coors Brewing Co ‘B’	29,200	1,428,464
The J.M. Smucker Co	14,500	628,720

		4,846,640

Energy - 7.3%

Hess Corp	8,300	445,212
Holly Corp	48,900	891,447
Massey Energy Co	21,580	297,588
Patterson-UTI Energy Inc	37,100	427,021
Pride International Inc *	50,000	799,000
Sunoco Inc	17,520	761,419
The Williams Cos Inc	70,820	1,025,474

		4,647,161

Financials - 16.6%

Ameriprise Financial Inc	54,210	1,266,346
City National Corp	14,100	686,670
Federated Investors Inc ‘B’	29,800	505,408
Hudson City Bancorp Inc	52,550	838,698
Marsh & McLennan Cos Inc	39,900	968,373
Marshall & Ilsley Corp	50,200	684,728
PartnerRe Ltd (Bermuda)	13,100	933,637
Public Storage REIT	17,900	1,423,050
RenaissanceRe Holdings Ltd (Bermuda)	26,140	1,347,778
The St. Joe Co *	30,000	729,600
Waddell & Reed Financial Inc ‘A’	1,100	17,006
Willis Group Holdings Ltd (Bermuda)	45,900	1,141,992

		10,543,286

Health Care - 11.4%

Forest Laboratories Inc *	29,300	746,271
Hospira Inc *	51,900	1,391,958
Life Technologies Corp *	20,487	477,552
Omnicare Inc	57,800	1,604,528
Patterson Cos Inc *	30,000	562,500
Warner Chilcott Ltd ‘A’ (Bermuda) *	90,700	1,315,150
Zimmer Holdings Inc *	28,500	1,151,970

		7,249,929

Industrials - 15.4%

Cintas Corp	34,400	799,112
Corrections Corp of America *	55,000	899,800
Covanta Holding Corp *	52,450	1,151,802
Dover Corp	23,340	768,353
Foster Wheeler Ltd (Bermuda) *	29,700	694,386
Monster Worldwide Inc *	50,000	604,500
Parker-Hannifin Corp	17,100	727,434
Pitney Bowes Inc	42,040	1,071,179
Republic Services Inc	48,000	1,189,920
Spirit AeroSystems Holdings Inc ‘A’ *	90,900	924,453
Textron Inc	34,600	479,902
WESCO International Inc *	23,800	457,674

		9,768,515

Information Technology - 11.6%

Agilent Technologies Inc *	57,900	904,977
Analog Devices Inc	56,600	1,076,532
Arrow Electronics Inc *	25,170	474,203
Brocade Communications Systems Inc *	105,500	295,400
Ingram Micro Inc ‘A’ *	78,790	1,054,998
Lam Research Corp *	28,100	597,968
Lexmark International Inc ‘A’ *	15,100	406,190
NetApp Inc *	22,800	318,516
NeuStar Inc ‘A’ *	63,900	1,222,407
Symantec Corp *	73,500	993,720

		7,344,911

Materials - 9.0%

Air Products & Chemicals Inc	14,300	718,861
Ball Corp	27,260	1,133,743
Bemis Co Inc	22,300	528,064
CF Industries Holdings Inc	10,200	501,432
International Flavors & Fragrances Inc	24,900	740,028
Packaging Corp of America	75,900	1,021,614
RPM International Inc	51,800	688,422
United States Steel Corp	10,700	398,040

		5,730,204

Telecommunication Services - 0.9%

Frontier Communications Corp	68,800	601,312

Utilities - 5.0%

American Electric Power Co Inc	43,000	1,431,040
PPL Corp	16,300	500,247
Wisconsin Energy Corp	28,900	1,213,222

		3,144,509

Total Common Stocks (Cost $79,397,669)		60,753,283

SHORT-TERM INVESTMENTS - 4.5%

Money Market Funds - 4.5%

BlackRock Liquidity Funds Institutional TempCash	2,806,880	2,806,880
Blackrock Liquidity Funds Institutional Temp Fund	22,212	22,212

		2,829,092

Total Short-Term Investments (Cost $2,829,092)		2,829,092

TOTAL INVESTMENTS - 100.1% (Cost $82,226,761)		63,582,375

OTHER ASSETS & LIABILITIES, NET — (0.1%)		(60,890)

NET ASSETS - 100.0%		$63,521,485

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 12.0%

Amazon.com Inc *	10,198	$522,954
Apollo Group Inc ‘A’ *	3,298	252,693
Lowe’s Cos Inc	19,414	417,789
McDonald’s Corp	12,185	757,785

		1,951,221

Consumer Staples - 8.8%

General Mills Inc	6,371	387,038
The Kroger Co	11,619	306,858
Wal-Mart Stores Inc	13,207	740,384

		1,434,280

Energy - 9.4%

EOG Resources Inc	2,982	198,542
Exxon Mobil Corp	5,228	417,351
Range Resources Corp	3,316	114,037
Southwestern Energy Co *	18,447	534,410
XTO Energy Inc	7,815	275,635

		1,539,975

Financials - 7.4%

BlackRock Inc	1,337	179,359
IntercontinentalExchange Inc *	1,818	149,876
T. Rowe Price Group Inc	5,822	206,332
The Charles Schwab Corp	27,496	444,610
Wells Fargo & Co	7,575	223,311

		1,203,488

Health Care - 13.6%

Abbott Laboratories	10,267	547,950
Amgen Inc *	9,799	565,892
Celgene Corp *	4,731	261,530
Genentech Inc *	2,063	171,043
Genzyme Corp *	4,635	307,625
Gilead Sciences Inc *	7,121	364,168

		2,218,208

Industrials - 8.7%

C.H. Robinson Worldwide Inc	4,255	234,153
CSX Corp	5,573	180,955
Deere & Co	7,857	301,080
First Solar Inc *	1,646	227,082
Jacobs Engineering Group Inc *	5,818	279,846
Stericycle Inc *	3,621	188,582

		1,411,698

Information Technology - 31.9%

Activision Blizzard Inc *	16,525	142,776
Apple Inc *	7,799	665,645
Broadcom Corp ‘A’ *	10,453	177,387
Google Inc ‘A’ *	1,528	470,089
Hewlett-Packard Co	11,617	421,581
Intel Corp	16,732	245,291
International Business Machines Corp	2,559	215,366
Juniper Networks Inc *	7,471	130,817
MasterCard Inc ‘A’	2,556	365,329
McAfee Inc *	6,340	219,174
Microsoft Corp	18,869	366,813
Oracle Corp *	25,393	450,218
QUALCOMM Inc	21,337	764,505
Visa Inc ‘A’	10,529	552,246

		5,187,237

Materials - 6.3%

Ecolab Inc	5,628	197,824
Monsanto Co	8,671	610,005
Praxair Inc	3,698	219,513

		1,027,342

Total Common Stocks (Cost $17,056,413)		15,973,449

TOTAL INVESTMENTS - 98.1% (Cost $17,056,413)		15,973,449

OTHER ASSETS & LIABILITIES, NET - 1.9%		304,205

NET ASSETS - 100.0%		$16,277,654

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Australia - 0.4%

QBE Insurance Group Ltd +	16,721	$302,204

Austria - 1.0%

Erste Group Bank AG +	32,122	747,924

Bermuda - 0.7%

Li & Fung Ltd +	297,200	513,620

Brazil - 0.2%

Unibanco — Uniao de Bancos Brasileiros SA ADR	2,630	169,951

Canada - 1.2%

Canadian National Railway Co	25,390	933,336

Czech Republic - 0.6%

Komercni Banka AS +	2,971	484,013

France - 19.7%

Air Liquide SA +	14,278	1,307,588
AXA SA +	89,520	2,009,329
GDF Suez SA +	44,272	2,197,531
Legrand SA +	48,820	934,939
LVMH Moet Hennessy Louis Vuitton SA +	36,230	2,428,080
Pernod-Ricard SA +	19,118	1,420,235
Schneider Electric SA +	28,682	2,135,482
Total SA +	35,230	1,936,915
Vivendi +	21,120	688,385

		15,058,484

Germany - 9.6%

Bayer AG +	29,050	1,692,697
Deutsche Boerse AG +	9,960	720,595
E.ON AG +	25,534	1,002,648
Linde AG +	25,550	2,144,372
Merck KGaA +	15,090	1,349,955
SAP AG +	12,580	456,491

		7,366,758

India - 0.9%

Infosys Technologies Ltd ADR	28,690	704,913

Italy - 0.8%

Intesa Sanpaolo SPA +	166,529	604,947

Japan - 15.3%

Aeon Credit Service Co Ltd +	42,500	448,093
Canon Inc +	74,150	2,349,411
FANUC Ltd +	12,700	910,232
Hirose Electric Co Ltd +	5,700	576,732
HOYA Corp +	69,600	1,215,647
Inpex Corp +	193	1,538,608
Kao Corp +	69,000	2,095,899
Konica Minolta Holdings Inc +	25,000	194,521
OMRON Corp +	18,800	252,594
Shin-Etsu Chemical Co Ltd +	39,100	1,804,526
Tokyo Electron Ltd +	7,500	264,027

		11,650,290

Mexico - 1.2%

America Movil SAB de CV ‘L’ ADR	17,170	532,098
Grupo Modelo SAB de CV ‘C’	124,900	396,837

		928,935

Netherlands - 7.1%

Akzo Nobel NV +	10,140	418,252
ASML Holding NV +	24,540	442,386
Heineken NV +	63,650	1,948,752
TNT NV +	64,060	1,244,389
Wolters Kluwer NV +	71,820	1,361,745

		5,415,524

Singapore - 1.1%

Singapore Telecommunications Ltd +	465,380	829,333

South Africa - 0.6%

MTN Group Ltd +	38,600	455,100

South Korea - 1.0%

Samsung Electronics Co Ltd +	2,005	731,004

Switzerland - 17.6%

Actelion Ltd * +	10,636	601,695
Compagnie Financiere Richemont SA ‘A’	36,145	688,703
Givaudan SA +	2,220	1,754,234
Julius Baer Holding AG +	27,728	1,074,663
Nestle SA +	105,370	4,172,456
Roche Holding AG +	25,100	3,885,910
Sonova Holding AG +	4,343	263,956
Swiss Reinsurance Co +	20,355	996,695

		13,438,312

Taiwan - 1.0%

Taiwan Semiconductor Manufacturing Co Ltd ADR	94,424	745,950

United Kingdom - 16.1%

BHP Billiton PLC +	20,220	392,179
Burberry Group PLC +	118,370	383,249
Diageo PLC +	136,020	1,911,198
GlaxoSmithKline PLC +	38,750	720,663
HSBC Holdings PLC (LI) +	64,590	632,155
Ladbrokes PLC +	153,877	413,309
Reckitt Benckiser Group PLC +	65,684	2,461,243
Royal Dutch Shell PLC ‘A’ (LI) +	57,350	1,506,763
Smiths Group PLC +	66,765	857,929
Standard Chartered PLC +	65,298	835,552
Tesco PLC +	105,737	550,576
William Hill PLC +	144,030	449,544
WPP PLC +	205,357	1,200,792

		12,315,152

United States - 2.3%

Synthes Inc +	14,030	1,779,088

Total Common Stocks (Cost $95,055,876)		75,174,838

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds Institutional TempCash	1,078,688	$1,078,688

Total Short-Term Investment (Cost $1,078,688)		1,078,688

TOTAL INVESTMENTS - 99.8% (Cost $96,134,564)		76,253,526

OTHER ASSETS & LIABILITIES, NET - 0.2%		124,157

NET ASSETS - 100.0%		$76,377,683

Notes to Schedule of Investments
(a) As of December 31, 2008, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	19.6%
Health Care	13.5%
Financials	11.8%
Consumer Discretionary	10.6%
Information Technology	10.4%
Materials	10.2%
Industrials	9.2%
Energy	6.5%
Utilities	4.2%
Telecommunication Services	2.4%
Short-Term Investment	1.4%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Securities with a total aggregate market value of $71,003,050 or 93.0% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Consumer Discretionary - 5.5%

Brown Shoe Co Inc	20,200	$171,094
Callaway Golf Co	27,800	258,262
Dover Downs Gaming & Entertainment Inc	6,000	19,080
Ethan Allen Interiors Inc	12,300	176,751
Hillenbrand Inc	7,400	123,432
International Speedway Corp ‘A’	9,900	284,427
Phillips-Van Heusen Corp	13,200	265,716
RadioShack Corp	8,800	105,072
Wolverine World Wide Inc	14,400	302,976

		1,706,810

Consumer Staples - 8.1%

Casey’s General Stores Inc	13,400	305,118
Corn Products International Inc	10,700	308,695
Del Monte Foods Co	32,000	228,480
PepsiAmericas Inc	18,100	368,516
Ruddick Corp	12,000	331,800
The J.M. Smucker Co	8,200	355,552
Universal Corp	8,600	256,882
WD-40 Co	6,200	175,398
Weis Markets Inc	4,700	158,061

		2,488,502

Energy - 11.3%

Berry Petroleum Co ‘A’	13,900	105,084
Buckeye Partners LP	5,400	174,150
Cimarex Energy Co	11,500	307,970
El Paso Pipeline Partners LP	2,000	31,200
General Maritime Corp	15,410	166,428
Holly Corp	14,800	269,804
Linn Energy LLC	18,300	273,951
Lufkin Industries Inc	4,600	158,700
Magellan Midstream Partners LP	7,600	229,596
NuStar Energy LP	6,500	266,890
Penn Virginia Corp	11,000	285,780
St. Mary Land & Exploration Co	15,200	308,712
TC Pipelines LP	2,400	55,800
Teekay Corp	3,400	66,810
Tidewater Inc	7,400	297,998
Tsakos Energy Navigation Ltd (Bermuda)	8,500	155,720
Williams Partners LP	4,200	50,148
World Fuel Services Corp	8,000	296,000

		3,500,741

Financials - 17.8%

Advance America Cash Advance Centers Inc	27,500	51,975
American Equity Investment Life Holding Co	12,100	84,700
American Financial Group Inc	15,400	352,352
American Physicians Capital Inc	1,900	91,390
Bank of Hawaii Corp	6,100	275,537
BioMed Realty Trust Inc REIT	6,400	75,008
CBL & Associates Properties Inc REIT	19,300	125,450
Colonial Properties Trust REIT	2,300	19,159
Cullen/Frost Bankers Inc	5,200	263,536
Delphi Financial Group Inc ‘A’	13,300	245,252
Equity One Inc REIT	15,200	269,040
Extra Space Storage Inc REIT	5,600	57,792
First Industrial Realty Trust Inc REIT	12,800	96,640
Franklin Street Properties Corp REIT	12,100	178,475
Fulton Financial Corp	20,300	195,286
Healthcare Realty Trust Inc REIT	13,800	324,024
HRPT Properties Trust REIT	45,800	154,346
Infinity Property & Casualty Corp	6,000	280,380
International Bancshares Corp	9,200	200,836
National Penn Bancshares Inc	15,700	227,807
Nationwide Health Properties Inc REIT	11,900	341,768
PS Business Parks Inc REIT	2,300	102,718
RLI Corp	5,300	324,148
Sovran Self Storage Inc REIT	3,900	140,400
Susquehanna Bancshares Inc	10,900	173,419
UDR Inc REIT	20,000	275,800
Washington Federal Inc	17,900	267,784
Zenith National Insurance Corp	10,300	325,171

		5,520,193

Health Care - 5.2%

Hill-Rom Holdings Inc	7,500	123,450
Invacare Corp	10,900	169,168
Owens & Minor Inc	9,700	365,205
Teleflex Inc	6,200	310,620
The Cooper Cos Inc	18,700	306,680
West Pharmaceutical Services Inc	8,900	336,153

		1,611,276

Industrials - 20.4%

Acuity Brands Inc	9,200	321,172
Albany International Corp ‘A’	10,000	128,000
Applied Industrial Technologies Inc	12,100	228,932
Arkansas Best Corp	9,700	292,067
Barnes Group Inc	17,900	259,550
Belden Inc	13,900	290,232
Bucyrus International Inc	13,900	257,428
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	18,400	184,920
Crane Co	13,900	239,636
Curtiss-Wright Corp	9,500	317,205
Ennis Inc	19,000	230,090
Granite Construction Inc	6,500	285,545
Harsco Corp	11,800	326,624
KBR Inc	19,100	290,320
Kennametal Inc	15,900	352,821
Lennox International Inc	10,000	322,900
Lincoln Electric Holdings Inc	7,200	366,696
Mueller Industries Inc	9,400	235,752
Pacer International Inc	8,800	91,784
Quanex Building Products Corp	4,400	41,228
Regal-Beloit Corp	9,500	360,905
SkyWest Inc	15,300	284,580
Steelcase Inc ‘A’	24,100	135,442
The Timken Co	5,100	100,113
Tomkins PLC ADR (United Kingdom)	4,300	31,433
Trinity Industries Inc	7,400	116,624
Triumph Group Inc	2,000	84,920
Valmont Industries Inc	2,400	147,264

		6,324,183

Information Technology - 3.0%

Diebold Inc	11,000	308,990
Himax Technologies Inc ADR (Cayman)	13,500	21,600
Imation Corp	14,100	191,337
Jabil Circuit Inc	34,700	234,225
Nam Tai Electronics Inc (United Kingdom)	6,700	36,850
Park Electrochemical Corp	7,000	132,720
Technitrol Inc	2,800	9,744

		935,466

Materials - 13.9%

AMCOL International Corp	6,900	144,555
Bemis Co Inc	16,000	378,880
Carpenter Technology Corp	9,100	186,914
Cliffs Natural Resources Inc	14,000	358,540
Commercial Metals Co	33,000	391,710
Compass Minerals International Inc	1,500	87,990
Cytec Industries Inc	3,600	76,392
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
IAMGOLD Corp (Canada)	61,800	$377,598
Innophos Holdings Inc	2,800	55,468
Methanex Corp (Canada)	15,100	169,724
Olin Corp	13,300	240,464
Royal Gold Inc	9,400	462,574
RPM International Inc	20,900	277,761
Sensient Technologies Corp	11,400	272,232
Terra Industries Inc	15,800	263,386
The Lubrizol Corp	9,400	342,066
Titanium Metals Corp	23,600	207,916

		4,294,170

Utilities - 12.1%

AGL Resources Inc	12,000	376,200
Atmos Energy Corp	14,000	331,800
Cleco Corp	13,300	303,639
Energen Corp	10,500	307,965
National Fuel Gas Co	10,000	313,300
OGE Energy Corp	11,800	304,204
Southwest Gas Corp	10,900	274,898
Suburban Propane Partners LP	4,400	155,980
UGI Corp	14,300	349,206
Vectren Corp	12,500	312,625
Westar Energy Inc	16,700	342,517
WGL Holdings Inc	10,900	356,321

		3,728,655

Total Common Stocks (Cost $39,948,171)		30,109,996

SHORT-TERM INVESTMENTS - 2.8%

Money Market Funds - 2.8%

BlackRock Liquidity Funds Institutional TempCash	438,940	438,940
BlackRock Liquidity Funds Institutional TempFund	438,940	438,940

Total Short-Term Investments (Cost $877,880)		877,880

TOTAL INVESTMENTS - 100.1% (Cost $40,826,051)		30,987,876

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(31,520)

NET ASSETS - 100.0%		$30,956,356

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Consumer Discretionary - 9.5%

Aaron Rents Inc	931	$24,757
Abercrombie & Fitch Co ‘A’	2,940	67,826
Aeropostale Inc *	5,240	84,364
American Eagle Outfitters Inc	5,730	53,633
American Greetings Corp ‘A’	2,370	17,941
Ameristar Casinos Inc	570	4,925
AnnTaylor Stores Corp *	6,970	40,217
Arbitron Inc	400	5,312
ArvinMeritor Inc	3,670	10,459
Autoliv Inc	3,290	70,603
AutoNation Inc *	7,970	78,743
Bally Technologies Inc *	520	12,495
Barnes & Noble Inc	3,520	52,800
bebe Stores Inc	2,170	16,210
Best Buy Co Inc	18,910	531,560
Big Lots Inc *	3,560	51,584
Bob Evans Farms Inc	1,520	31,053
BorgWarner Inc	2,770	60,303
Boyd Gaming Corp	5,860	27,718
Brink’s Home Security Holdings Inc *	710	15,563
Brinker International Inc	4,830	50,908
Brunswick Corp	6,310	26,565
Cablevision Systems Corp ‘A’	3,980	67,023
Callaway Golf Co	4,480	41,619
Career Education Corp *	2,810	50,411
Carnival Corp (Panama)	4,500	109,440
Carter’s Inc *	1,770	34,090
CBS Corp ‘B’	51,370	420,720
CEC Entertainment Inc *	2,430	58,927
Centex Corp	2,890	30,749
Central European Media Enterprises Ltd ‘A’ (Bermuda) *	290	6,299
Chico’s FAS Inc *	490	2,048
Chipotle Mexican Grill Inc ‘B’ *	55	3,151
Cinemark Holdings Inc	50	371
Clear Channel Outdoor Holdings Inc ‘A’ *	1,600	9,840
Coach Inc *	4,990	103,642
Corinthian Colleges Inc *	1,400	22,918
Cox Radio Inc ‘A’ *	1,300	7,813
Dillard’s Inc ‘A’	6,260	24,852
DISH Network Corp ‘A’ *	5,560	61,660
Dollar Tree Inc *	2,280	95,304
DreamWorks Animation SKG Inc ‘A’ *	3,010	76,033
Exide Technologies *	300	1,587
Expedia Inc *	7,210	59,410
Federal Mogul Corp *	30	127
Foot Locker Inc	4,650	34,131
Fossil Inc *	2,470	41,249
Gannett Co Inc	5,310	42,480
Gentex Corp	3,430	30,287
Guess? Inc	1,970	30,240
Harman International Industries Inc	3,440	57,551
Harte-Hanks Inc	1,000	6,240
Hearst-Argyle Television Inc	170	1,030
Hillenbrand Inc	170	2,836
HSN Inc *	1,020	7,415
International Speedway Corp ‘A’	1,020	29,305
Interval Leisure Group Inc *	1,020	5,498
J.Crew Group Inc *	250	3,050
Jack in the Box Inc *	3,110	68,700
Jarden Corp *	600	6,900
Johnson Controls Inc	8,590	155,994
Jones Apparel Group Inc	5,250	30,765
KB Home	1,340	18,251
Kohl’s Corp *	3,170	114,754
Lamar Advertising Co ‘A’ *	3,080	38,685
Lear Corp *	4,000	5,640
Lennar Corp ‘A’	4,600	39,882
Liberty Media Corp - Capital ‘A’ *	1,090	5,134
Liberty Media Corp - Entertainment ‘A’ *	3,420	59,782
Liberty Media Corp - Interactive ‘A’ *	12,650	39,468
Life Time Fitness Inc *	1,060	13,727
Limited Brands Inc	7,250	72,790
Liz Claiborne Inc	10,000	26,000
LKQ Corp *	1,080	12,593
Lowe’s Cos Inc	1,590	34,217
M.D.C. Holdings Inc	380	11,514
Macy’s Inc	7,100	73,485
McDonald’s Corp	2,350	146,147
Mediacom Communications Corp ‘A’ *	100	430
Meredith Corp	3,410	57,083
Meritage Homes Corp *	600	7,302
Netflix Inc *	3,100	92,659
News Corp ‘A’	43,450	394,961
Nordstrom Inc	3,550	47,251
Office Depot Inc *	12,440	37,071
OfficeMax Inc	730	5,577
Panera Bread Co ‘A’ *	930	48,583
Papa John’s International Inc *	380	7,003
Penske Auto Group Inc	2,240	17,203
Phillips-Van Heusen Corp	2,670	53,747
Polaris Industries Inc	1,310	37,532
Polo Ralph Lauren Corp	1,170	53,130
Pool Corp	500	8,985
priceline.com Inc *	1,070	78,806
Pulte Homes Inc	500	5,465
Quicksilver Inc *	4,410	8,114
RadioShack Corp	4,230	50,506
Regis Corp	900	13,077
Rent-A-Center Inc *	2,970	52,421
Ross Stores Inc	1,030	30,622
Sally Beauty Holdings Inc *	4,000	22,760
Scholastic Corp	1,780	24,172
Service Corp International	5,810	28,876
Signet Jewelers Ltd (Bermuda)	60	520
Skechers U.S.A. Inc ‘A’ *	1,260	16,153
Snap-on Inc	1,760	69,309
Sonic Corp *	1,280	15,578
Speedway Motorsports Inc	820	13,210
Tempur-Pedic International Inc	4,590	32,543
The Buckle Inc	2,050	44,731
The Children’s Place Retail Stores Inc *	2,730	59,186
The DIRECTV Group Inc *	9,330	213,750
The Dress Barn Inc *	4,080	43,819
The Gap Inc	31,040	415,626
The Goodyear Tire & Rubber Co *	8,230	49,133
The Gymboree Corp *	860	22,437
The Home Depot Inc	5,660	130,293
The McGraw-Hill Cos Inc	7,320	169,751
The Men’s Wearhouse Inc	3,260	44,140
The Ryland Group Inc	1,850	32,690
The Sherwin-Williams Co	1,270	75,883
The Stanley Works	1,580	53,878
The Talbots Inc	2,380	5,688
The Timberland Co ‘A’ *	3,070	35,459
The TJX Cos Inc	5,200	106,964
The Walt Disney Co	15,750	357,368
The Warnaco Group Inc *	4,020	78,913
Thor Industries Inc	2,830	37,299
Ticketmaster Entertainment Inc *	1,020	6,548
Time Warner Inc	98,740	993,324
Tractor Supply Co *	2,020	73,003
TRW Automotive Holdings Corp *	6,510	23,436
UniFirst Corp	300	8,907
Urban Outfitters Inc *	1,080	16,178
Vail Resorts Inc *	1,310	34,846
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
Viacom Inc ‘B’ *	5,670	$108,070
WABCO Holdings Inc	3,950	62,371
Warner Music Group Corp	2,020	6,100
Williams-Sonoma Inc	7,320	57,535
WMS Industries Inc *	2,440	65,636
Wolverine World Wide Inc	2,410	50,706
Wyndham Worldwide Corp	6,890	45,130
Zale Corp *	2,590	8,625

		8,757,385

Consumer Staples - 5.3%

Altria Group Inc	5,660	85,239
Bunge Ltd (Bermuda)	300	15,531
Casey’s General Stores Inc	1,430	32,561
Chattem Inc *	490	35,050
CVS Caremark Corp	3,660	105,188
Darling International Inc *	1,010	5,545
Del Monte Foods Co	1,520	10,853
Fresh Del Monte Produce Inc (Cayman) *	400	8,968
Herbalife Ltd (Cayman)	3,360	72,845
NBTY Inc *	3,340	52,271
Nu Skin Enterprises Inc ‘A’	1,040	10,847
PepsiCo Inc	5,980	327,525
Philip Morris International Inc	15,530	675,710
Ralcorp Holdings Inc *	390	22,776
Revlon Inc ‘A’ *	200	1,334
Safeway Inc	26,020	618,495
SUPERVALU Inc	1,750	25,550
The Coca-Cola Co	10,060	455,416
The Kroger Co	9,920	261,987
The Procter & Gamble Co	21,480	1,327,894
Universal Corp	770	23,000
Wal-Mart Stores Inc	12,900	723,174
Weis Markets Inc	150	5,045
Winn-Dixie Stores Inc *	260	4,186

		4,906,990

Energy - 19.9%

Anadarko Petroleum Corp	21,260	819,573
Apache Corp	12,900	961,437
Arena Resources Inc *	510	14,326
Baker Hughes Inc	9,260	296,968
Basic Energy Services Inc *	1,000	13,040
Berry Petroleum Co ‘A’	2,880	21,773
Bill Barrett Corp *	1,670	35,287
BJ Services Co	4,480	52,281
BPZ Resources Inc *	140	896
Carrizo Oil & Gas Inc *	900	14,490
Chesapeake Energy Corp	7,330	118,526
Chevron Corp	27,690	2,048,229
Cimarex Energy Co	1,840	49,275
Clayton Williams Energy Inc *	140	6,361
Complete Production Services Inc *	4,750	38,713
ConocoPhillips	28,105	1,455,839
Contango Oil & Gas Co *	60	3,378
CVR Energy Inc *	920	3,680
Delta Petroleum Corp *	1,380	6,569
Denbury Resources Inc *	4,470	48,812
Devon Energy Corp	5,320	349,577
Diamond Offshore Drilling Inc	1,880	110,807
Dresser-Rand Group Inc *	3,230	55,718
Dril-Quip Inc *	810	16,613
Encore Acquisition Co *	1,540	39,301
ENSCO International Inc	2,220	63,026
Exterran Holdings Inc *	1,480	31,524
Exxon Mobil Corp	52,050	4,155,152
Foundation Coal Holdings Inc	4,070	57,061
Frontier Oil Corp	5,280	66,686
Frontline Ltd (Bermuda)	1,330	39,381
GulfMark Offshore Inc *	670	15,939
Halliburton Co	14,240	258,883
Helix Energy Solutions Group Inc *	2,100	15,204
Helmerich & Payne Inc	1,720	39,130
Hercules Offshore Inc *	240	1,140
Hess Corp	11,120	596,477
Holly Corp	1,240	22,605
Hornbeck Offshore Services Inc *	80	1,307
International Coal Group Inc *	400	920
ION Geophysical Corp *	230	789
Key Energy Services Inc *	8,710	38,411
Lufkin Industries Inc	430	14,835
Marathon Oil Corp	22,410	613,138
Mariner Energy Inc *	5,610	57,222
Massey Energy Co	3,150	43,439
McMoRan Exploration Co *	1,170	11,466
Murphy Oil Corp	10,040	445,274
Nabors Industries Ltd (Bermuda) *	4,100	49,077
National Oilwell Varco Inc *	7,750	189,410
Noble Corp (Cayman)	19,430	428,626
Noble Energy Inc	8,760	431,167
Nordic American Tanker Shipping Ltd (Bermuda)	30	1,013
Occidental Petroleum Corp	22,770	1,365,972
Oceaneering International Inc *	1,570	45,750
Oil States International Inc *	3,570	66,723
Overseas Shipholding Group Inc	1,660	69,903
Parker Drilling Co *	4,610	13,369
Patterson-UTI Energy Inc	4,100	47,191
Pioneer Drilling Co *	200	1,114
Pioneer Natural Resources Co	1,400	22,652
Plains Exploration & Production Co *	2,560	59,494
Precision Drilling Trust (Canada)	289	2,425
Pride International Inc *	2,960	47,301
Quicksilver Resources Inc *	3,840	21,389
Rosetta Resources Inc *	2,320	16,426
Schlumberger Ltd (Netherlands)	8,500	359,805
SEACOR Holdings Inc *	1,010	67,317
Smith International Inc	400	9,156
St. Mary Land & Exploration Co	650	13,202
Stone Energy Corp *	4,053	44,664
Sunoco Inc	2,030	88,224
Superior Energy Services Inc *	3,250	51,773
Swift Energy Co *	2,500	42,025
Tesoro Corp	8,360	110,101
TETRA Technologies Inc *	680	3,305
Tidewater Inc	1,340	53,962
Transocean Ltd (Switzerland) *	4,340	205,065
Unit Corp *	2,260	60,387
Valero Energy Corp	30,070	650,715
W&T Offshore Inc	4,270	61,146
Walter Industries Inc	900	15,759
Weatherford International Ltd (Bermuda) *	13,930	150,723
Whiting Petroleum Corp *	410	13,719
World Fuel Services Corp	40	1,480
XTO Energy Inc	6,900	243,363

		18,295,371

Financials - 8.9%

Affiliated Managers Group Inc *	360	15,091
Allied World Assurance Co Holdings Ltd (Bermuda)	1,570	63,742
American Financial Group Inc	3,470	79,393
American National Insurance Co	30	2,212
AmeriCredit Corp *	4,520	34,533
Ameriprise Financial Inc	2,990	69,846
AmTrust Financial Services Inc	210	2,436
Arch Capital Group Ltd (Bermuda) *	630	44,163
Aspen Insurance Holdings Ltd (Bermuda)	2,920	70,810
Assured Guaranty Ltd (Bermuda)	1,440	16,416
AXIS Capital Holdings Ltd (Bermuda)	2,890	84,157
Bank of America Corp	36,554	514,680
Berkshire Hathaway Inc ‘B’ *	107	343,898
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
BlackRock Inc	660	$88,539
Brown & Brown Inc	3,850	80,465
Capital One Financial Corp	1,500	47,835
Cash America International Inc	2,110	57,709
Cathay General Bancorp	1,100	26,125
CB Richard Ellis Group Inc ‘A’ *	3,750	16,200
Cincinnati Financial Corp	1,600	46,512
CIT Group Inc	10,270	46,626
CNA Financial Corp	3,500	57,540
CNA Surety Corp *	300	5,760
Cohen & Steers Inc	50	549
Conseco Inc *	2,220	11,500
Delphi Financial Group Inc ‘A’	2,070	38,171
Discover Financial Services	9,460	90,154
E*TRADE FINANCIAL Corp *	17,270	19,861
East West Bancorp Inc	3,440	54,937
Employers Holdings Inc	1,710	28,215
Endurance Specialty Holdings Ltd (Bermuda)	1,210	36,941
EZCORP Inc ‘A’ *	510	7,757
FBL Financial Group Inc ‘A’	100	1,545
Fidelity National Financial Inc ‘A’	1,440	25,560
First BanCorp	1,010	11,251
First Citizens BancShares Inc ‘A’	10	1,528
First Commonwealth Financial Corp	50	619
First Horizon National Corp	9,603	101,508
First Midwest Bancorp Inc	1,300	25,961
FirstMerit Corp	1,070	22,031
Flagstone Reinsurance Holdings Ltd (Bermuda)	130	1,270
Forest City Enterprises Inc ‘A’	1,990	13,333
Franklin Resources Inc	3,120	198,994
GAMCO Investors Inc ‘A’	220	6,010
Genworth Financial Inc ‘A’	7,960	22,527
GLG Partners Inc	100	227
Greenhill & Co Inc	560	39,071
Hancock Holding Co	430	19,548
Harleysville Group Inc	600	20,838
HCC Insurance Holdings Inc	1,900	50,825
Infinity Property & Casualty Corp	70	3,271
Interactive Brokers Group Inc ‘A’ *	2,470	44,188
International Bancshares Corp	900	19,647
Investment Technology Group Inc *	740	16,813
IPC Holdings Ltd (Bermuda)	2,280	68,172
Janus Capital Group Inc	4,100	32,923
Jefferies Group Inc	1,000	14,060
Jones Lang LaSalle Inc	520	14,404
JPMorgan Chase & Co	21,680	683,570
KBW Inc *	790	18,170
Knight Capital Group Inc ‘A’ *	3,320	53,618
Lazard Ltd ‘A’ (Bermuda)	850	25,279
Legg Mason Inc	3,040	66,606
Lincoln National Corp	3,320	62,549
Loews Corp	10,641	300,608
Max Capital Group Ltd (Bermuda)	2,370	41,949
MGIC Investment Corp	4,100	14,268
Montpelier Re Holdings Ltd (Bermuda)	990	16,622
National Penn Bancshares Inc	2,090	30,326
Nationwide Financial Services Inc ‘A’	400	20,884
Nelnet Inc ‘A’	730	10,461
NewAlliance Bancshares Inc	960	12,643
Northwest Bancorp Inc	50	1,069
NYSE Euronext	6,030	165,101
Odyssey Re Holdings Corp	1,550	80,306
Old National Bancorp	1,910	34,686
Old Republic International Corp	2,470	29,442
OneBeacon Insurance Group Ltd (Bermuda)	740	7,726
Pacific Capital Bancorp	3,610	60,937
PacWest Bancorp	1,550	41,695
Park National Corp	120	8,610
PartnerRe Ltd (Bermuda)	930	66,281
PHH Corp *	1,590	20,241
Piper Jaffray Cos *	1,140	45,326
Platinum Underwriters Holdings Ltd (Bermuda)	2,190	79,015
Popular Inc	9,310	48,040
ProAssurance Corp *	900	47,502
Protective Life Corp	4,600	66,010
Provident Financial Services Inc	1,300	19,890
Prudential Financial Inc	8,060	243,896
Regions Financial Corp	10,310	82,068
RLI Corp	680	41,589
SEI Investments Co	1,820	28,592
Selective Insurance Group Inc	1,540	35,312
StanCorp Financial Group Inc	1,620	67,667
State Auto Financial Corp	150	4,509
Sterling Financial Corp	850	7,480
Stifel Financial Corp *	820	37,597
Susquehanna Bancshares Inc	2,260	35,957
T. Rowe Price Group Inc	5,330	188,895
TD Ameritrade Holding Corp *	11,250	160,313
The Allstate Corp	2,790	91,400
The Chubb Corp	7,200	367,200
The Colonial BancGroup Inc	7,650	15,835
The First American Corp	370	10,689
The Goldman Sachs Group Inc	3,580	302,116
The Hanover Insurance Group Inc	1,260	54,142
The Hartford Financial Services Group Inc	1,960	32,183
The Navigators Group Inc *	310	17,022
The Phoenix Cos Inc	2,110	6,900
The Student Loan Corp	170	6,970
The Travelers Cos Inc	5,380	243,176
Transatlantic Holdings Inc	410	16,425
Tree.com Inc *	170	442
Trustmark Corp	920	19,863
U.S. Bancorp	11,430	285,864
UCBH Holdings Inc	3,590	24,699
Umpqua Holdings Corp	1,240	17,943
United Community Banks Inc	732	9,941
United Fire & Casualty Co	300	9,321
Unitrin Inc	1,990	31,721
Validus Holdings Ltd (Bermuda)	130	3,401
W.R. Berkley Corp	3,350	103,850
Waddell & Reed Financial Inc ‘A’	320	4,947
Webster Financial Corp	3,460	47,679
Wells Fargo & Co	12,240	360,835
Whitney Holding Corp	630	10,074
Wintrust Financial Corp	150	3,086
XL Capital Ltd ‘A’ (Cayman)	3,340	12,358
Zenith National Insurance Corp	740	23,362
Zions Bancorp	1,100	26,961

		8,152,607

Health Care - 9.0%

Abbott Laboratories	3,800	202,806
Aetna Inc	29,270	834,195
Allscripts-Misys Healthcare Solutions Inc	740	7,341
American Medical Systems Holdings Inc *	210	1,888
AMERIGROUP Corp *	3,060	90,331
Amgen Inc *	9,340	539,385
Analogic Corp	430	11,730
Brookdale Senior Living Inc	2,470	13,783
Cardinal Health Inc	800	27,576
Catalyst Health Solutions Inc *	790	19,237
Celera Corp *	40	445
Centene Corp *	3,240	63,860
Chemed Corp	1,440	57,269
CIGNA Corp	5,140	86,609
Community Health Systems Inc *	840	12,247
Coventry Health Care Inc *	2,890	43,003
Cubist Pharmaceuticals Inc *	1,520	36,723
Eli Lilly & Co	10,850	436,930
Emergency Medical Services Corp ‘A’ *	340	12,447
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
Endo Pharmaceuticals Holdings Inc *	2,620	$67,806
Facet Biotech Corp *	1,070	10,261
Forest Laboratories Inc *	4,480	114,106
Genentech Inc *	3,580	296,818
Health Net Inc *	4,940	53,797
Healthspring Inc *	1,450	28,957
Hill-Rom Holdings Inc	1,460	24,032
IMS Health Inc	740	11,218
Inverness Medical Innovations Inc *	700	13,237
Johnson & Johnson	23,680	1,416,774
Kindred Healthcare Inc *	2,050	26,691
King Pharmaceuticals Inc *	9,420	100,040
KV Pharmaceutical Co ‘A’ *	200	576
LifePoint Hospitals Inc *	2,690	61,440
Lincare Holdings Inc *	1,830	49,282
Magellan Health Services Inc *	450	17,622
Martek Biosciences Corp	1,070	32,432
Medicis Pharmaceutical Corp ‘A’	4,530	62,967
Medtronic Inc	2,020	63,468
Merck & Co Inc	19,450	591,280
Molina Healthcare Inc *	320	5,635
Omnicare Inc	1,590	44,138
Owens & Minor Inc	320	12,048
PDL BioPharma Inc	5,350	33,063
Pediatrix Medical Group Inc *	890	28,213
Pfizer Inc	74,590	1,320,989
PharMerica Corp *	70	1,097
Sepracor Inc *	2,820	30,964
Sirona Dental Systems Inc *	910	9,555
STERIS Corp	660	15,767
Thermo Fisher Scientific Inc *	1,230	41,906
Universal American Corp *	980	8,644
Universal Health Services Inc ‘B’	1,340	50,344
Varian Inc *	520	17,425
VCA Antech Inc *	70	1,392
Warner Chilcott Ltd ‘A’ (Bermuda) *	150	2,175
Watson Pharmaceuticals Inc *	1,870	49,686
WellCare Health Plans Inc *	1,510	19,419
WellPoint Inc *	19,380	816,479
Wyeth	2,120	79,521
Zimmer Holdings Inc *	3,350	135,407

		8,264,476

Industrials - 14.1%

3M Co	4,790	275,617
A.O. Smith Corp	1,320	38,966
Actuant Corp ‘A’	1,460	27,769
Acuity Brands Inc	2,420	84,482
Administaff Inc	1,060	22,938
Aecom Technology Corp *	80	2,458
AGCO Corp *	340	8,021
Alaska Air Group Inc *	1,060	31,005
Alexander & Baldwin Inc	810	20,299
AMERCO Inc *	100	3,453
American Reprographics Co *	300	2,070
Applied Industrial Technologies Inc	1,740	32,921
Arkansas Best Corp	2,180	65,640
Armstrong World Industries Inc	1,510	32,646
Avis Budget Group Inc *	3,400	2,380
Baldor Electric Co	3,810	68,008
Barnes Group Inc	970	14,065
BE Aerospace Inc *	5,210	40,065
Belden Inc	3,440	71,827
Brady Corp ‘A’	780	18,681
Briggs & Stratton Corp	1,790	31,486
Bucyrus International Inc	2,700	50,004
Carlisle Cos Inc	300	6,210
Caterpillar Inc	13,620	608,405
Ceradyne Inc *	2,400	48,744
Chart Industries Inc *	650	6,909
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	4,420	44,421
CIRCOR International Inc	1,020	28,050
Clean Harbors Inc *	380	24,107
Continental Airlines Inc ‘B’ *	3,880	70,073
Cooper Industries Ltd ‘A’ (Bermuda)	1,430	41,799
Copart Inc *	1,170	31,812
CoStar Group Inc *	840	27,670
Crane Co	2,260	38,962
CSX Corp	2,370	76,954
Cubic Corp	550	14,960
Cummins Inc	13,460	359,786
Deere & Co	2,710	103,847
Deluxe Corp	4,440	66,422
Dover Corp	3,260	107,319
DynCorp International Inc ‘A’ *	100	1,517
Eaton Corp	160	7,954
EMCOR Group Inc *	4,420	99,141
Emerson Electric Co	9,050	331,321
EnergySolutions Inc	170	961
EnPro Industries Inc *	1,480	31,879
Equifax Inc	2,380	63,118
Esterline Technologies Corp *	2,110	79,948
Excel Maritime Carriers Ltd (Liberia)	400	2,816
First Advantage Corp ‘A’ *	280	3,962
Flowserve Corp	300	15,450
Fluor Corp	5,530	248,131
Gardner Denver Inc *	3,190	74,455
GATX Corp	800	24,776
Genco Shipping & Trading Ltd	2,220	32,856
General Dynamics Corp	5,510	317,321
General Electric Co	79,360	1,285,632
Goodrich Corp	2,030	75,151
Graco Inc	1,860	44,138
GrafTech International Ltd *	9,590	79,789
Granite Construction Inc	1,690	74,242
Harsco Corp	2,460	68,093
Heartland Express Inc	1,160	18,282
Herman Miller Inc	2,700	35,181
Hertz Global Holdings Inc *	8,790	44,565
HNI Corp	2,990	47,362
Honeywell International Inc	10,480	344,058
Hub Group Inc ‘A’ *	1,090	28,918
Hubbell Inc ‘B’	1,420	46,406
IDEX Corp	2,560	61,824
Illinois Tool Works Inc	7,730	270,937
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	15,710	272,569
Interface Inc ‘A’	2,600	12,064
Joy Global Inc	2,140	48,985
KBR Inc	1,200	18,240
Kennametal Inc	4,180	92,754
Kirby Corp *	490	13,406
Korn/Ferry International *	3,820	43,624
L-3 Communications Holdings Inc	3,330	245,687
Lennox International Inc	2,180	70,392
Lincoln Electric Holdings Inc	1,410	71,811
Lockheed Martin Corp	1,160	97,533
M&F Worldwide Corp *	100	1,545
Manpower Inc	2,160	73,418
MasTec Inc *	2,700	31,266
McDermott International Inc (Panama) *	900	8,892
Monster Worldwide Inc *	7,080	85,597
MPS Group Inc *	7,870	59,261
MSC Industrial Direct Co Inc ‘A’	1,690	62,243
Mueller Industries Inc	2,220	55,678
Mueller Water Products Inc ‘A’	3,740	31,416
Navigant Consulting Inc *	490	7,776
Navistar International Corp *	1,460	31,215
Nordson Corp	1,490	48,112
Norfolk Southern Corp	6,770	318,529
Northrop Grumman Corp	15,750	709,380
Old Dominion Freight Line Inc *	100	2,846
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
Orbital Sciences Corp *	1,230	$24,022
Oshkosh Corp	5,210	46,317
Owens Corning Inc *	2,760	47,748
Pacer International Inc	600	6,258
Parker-Hannifin Corp	12,820	545,363
Perini Corp *	3,290	76,920
Pitney Bowes Inc	3,120	79,498
Precision Castparts Corp	3,020	179,630
Raytheon Co	7,060	360,342
Regal-Beloit Corp	320	12,157
Resources Connection Inc *	2,480	40,622
Robbins & Myers Inc	2,210	35,736
Robert Half International Inc	4,480	93,274
Rockwell Automation Inc	2,280	73,507
Roper Industries Inc	610	26,480
RR Donnelley & Sons Co	4,600	62,468
RSC Holdings Inc *	670	5,708
Ryder System Inc	150	5,817
Sauer-Danfoss Inc	100	875
Simpson Manufacturing Co Inc	340	9,438
SkyWest Inc	2,610	48,546
Spirit AeroSystems Holdings Inc ‘A’ *	1,830	18,611
Steelcase Inc ‘A’	7,630	42,881
SYKES Enterprises Inc *	630	12,046
TBS International Ltd ‘A’ (Bermuda) *	100	1,003
Terex Corp *	1,650	28,578
Textainer Group Holdings Ltd (Bermuda)	340	3,604
The Boeing Co	9,700	413,899
The Brink’s Co	1,280	34,406
The Corporate Executive Board Co	1,190	26,251
The Manitowoc Co Inc	6,700	58,022
The Shaw Group Inc *	1,860	38,074
The Timken Co	4,840	95,009
The Toro Co	2,340	77,220
Thomas & Betts Corp *	2,240	53,558
Titan International Inc	2,610	21,533
Trinity Industries Inc	3,790	59,730
Triumph Group Inc	1,160	49,254
TrueBlue Inc *	1,430	13,685
Tyco International Ltd (Bermuda)	1,475	31,860
UAL Corp	5,560	61,271
United Rentals Inc *	6,493	59,216
United Stationers Inc *	550	18,420
United Technologies Corp	6,780	363,408
US Airways Group Inc *	5,090	39,346
UTI Worldwide Inc (United Kingdom)	1,080	15,487
Viad Corp	330	8,164
Waste Management Inc	3,530	116,984
Watsco Inc	820	31,488
Watson Wyatt Worldwide Inc ‘A’	1,330	63,601
Watts Water Technologies Inc ‘A’	1,820	45,445
Werner Enterprises Inc	3,460	59,996
WESCO International Inc *	3,580	68,843
Westinghouse Air Brake Technologies Corp	110	4,373
Woodward Governor Co	2,490	57,320
YRC Worldwide Inc *	1,800	5,166

		12,904,152

Information Technology - 22.8%

3Com Corp *	14,330	32,672
Acxiom Corp	5,600	45,416
Adobe Systems Inc *	1,600	34,064
ADTRAN Inc	3,440	51,187
Advanced Micro Devices Inc *	1,380	2,981
Advent Software Inc *	210	4,194
Affiliated Computer Services Inc ‘A’ *	330	15,164
Agilent Technologies Inc *	7,390	115,506
Akamai Technologies Inc *	4,220	63,680
Altera Corp	6,530	109,116
Amdocs Ltd (United Kingdom) *	4,480	81,939
Amkor Technology Inc *	12,740	27,773
Amphenol Corp ‘A’	2,180	52,276
Analog Devices Inc	5,120	97,382
Anixter International Inc *	1,610	48,493
ANSYS Inc *	1,600	44,624
Apple Inc *	6,100	520,635
Applied Materials Inc	55,800	565,254
Arrow Electronics Inc *	3,830	72,157
Atheros Communications *	3,080	44,075
Atmel Corp *	9,500	29,735
Autodesk Inc *	4,270	83,905
Avid Technology Inc *	1,020	11,128
Avnet Inc *	4,230	77,028
Avocent Corp *	3,590	64,297
AVX Corp	1,780	14,133
Benchmark Electronics Inc *	5,230	66,787
Blackbaud Inc	40	540
BMC Software Inc *	1,180	31,754
Broadcom Corp ‘A’ *	6,900	117,093
Broadridge Financial Solutions Inc	4,370	54,800
Brocade Communications Systems Inc *	19,950	55,860
CA Inc	11,450	212,168
Cabot Microelectronics Corp *	840	21,899
Cadence Design Systems Inc *	13,260	48,531
Check Point Software Technologies Ltd (Israel) *	1,890	35,891
Ciena Corp *	5,870	39,329
Cisco Systems Inc *	87,720	1,429,836
Citrix Systems Inc *	2,990	70,474
Cogent Inc *	2,230	30,261
Cognex Corp	720	10,656
Coherent Inc *	970	20,816
CommScope Inc *	4,340	67,443
Computer Sciences Corp *	2,830	99,446
Compuware Corp *	11,360	76,680
Comtech Telecommunications Corp *	420	19,244
Concur Technologies Inc *	740	24,287
Convergys Corp *	9,810	62,882
Corning Inc	13,320	126,940
CSG Systems International Inc *	1,590	27,777
Cymer Inc *	1,530	33,522
Dell Inc *	5,090	52,122
Digital River Inc *	2,730	67,704
Dolby Laboratories Inc ‘A’ *	1,470	48,157
DST Systems Inc *	1,150	43,677
EarthLink Inc *	6,080	41,101
eBay Inc *	10,240	142,950
EchoStar Corp ‘A’ *	1,994	29,651
Electronics for Imaging Inc *	1,450	13,862
EMC Corp *	19,470	203,851
Emulex Corp *	8,140	56,817
Entegris Inc *	1,900	4,161
Euronet Worldwide Inc *	70	813
F5 Networks Inc *	4,210	96,241
FactSet Research Systems Inc	1,180	52,203
Fair Isaac Corp	4,100	69,126
Fairchild Semiconductor International Inc *	10,540	51,541
FEI Co *	470	8,864
Fidelity National Information Services Inc	1,550	25,219
Gartner Inc *	2,360	42,079
Google Inc ‘A’ *	780	239,967
Harris Corp	2,120	80,666
Heartland Payment Systems Inc	430	7,525
Hewitt Associates Inc ‘A’ *	1,810	51,368
Hewlett-Packard Co	42,360	1,537,244
IAC/InterActiveCorp *	140	2,202
Informatica Corp *	2,160	29,657
Ingram Micro Inc ‘A’ *	5,790	77,528
Integrated Device Technology Inc *	11,940	66,983
Intel Corp	103,090	1,511,299
InterDigital Inc *	2,360	64,900
Intermec Inc *	1,200	15,936
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
International Business Machines Corp	18,380	$1,546,861
International Rectifier Corp *	1,900	25,650
Intersil Corp ‘A’	6,180	56,794
Itron Inc *	580	36,969
j2 Global Communications Inc *	3,640	72,946
Jabil Circuit Inc	7,900	53,325
Jack Henry & Associates Inc	1,490	28,921
JDS Uniphase Corp *	18,480	67,452
KLA-Tencor Corp	3,560	77,572
L-1 Identity Solutions Inc *	650	4,381
Lawson Software Inc *	3,070	14,552
Lexmark International Inc ‘A’ *	3,040	81,776
LSI Corp *	19,100	62,839
Marvell Technology Group Ltd (Bermuda) *	10,170	67,834
MEMC Electronic Materials Inc *	4,460	63,689
Mentor Graphics Corp *	2,330	12,046
MICROS Systems Inc *	2,090	34,109
Microsemi Corp *	1,140	14,410
Microsoft Corp	107,030	2,080,663
MicroStrategy Inc ‘A’ *	140	5,198
MKS Instruments Inc *	3,760	55,610
Molex Inc	4,600	66,654
MTS Systems Corp	100	2,664
National Instruments Corp	1,830	44,579
National Semiconductor Corp	4,440	44,711
NCR Corp *	4,740	67,024
Net 1 U.E.P.S. Technologies Inc *	2,260	30,962
NetApp Inc *	2,910	40,653
NeuStar Inc ‘A’ *	2,420	46,295
Novellus Systems Inc *	5,080	62,687
Nuance Communications Inc *	4,980	51,593
NVIDIA Corp *	8,670	69,967
ON Semiconductor Corp *	4,600	15,640
Open Text Corp (Canada) *	1,410	42,483
Oracle Corp *	50,689	898,716
Parametric Technology Corp *	5,600	70,840
Perot Systems Corp ‘A’ *	4,360	59,601
Plantronics Inc	4,370	57,684
Plexus Corp *	1,220	20,679
PMC-Sierra Inc *	10,550	51,273
Polycom Inc *	3,180	42,962
Power Integrations Inc	270	5,368
Progress Software Corp *	1,150	22,149
QLogic Corp *	7,090	95,290
QUALCOMM Inc	11,410	408,820
Quest Software Inc *	4,190	52,752
RealNetworks Inc *	550	1,942
RF Micro Devices Inc *	4,700	3,666
Rofin-Sinar Technologies Inc *	760	15,641
SanDisk Corp *	4,900	47,040
Sapient Corp *	5,500	24,420
ScanSource Inc *	200	3,854
Seagate Technology LLC (Cayman)	26,840	118,901
Semtech Corp *	5,140	57,928
Silicon Laboratories Inc *	2,740	67,897
Skyworks Solutions Inc *	5,220	28,919
Sohu.com Inc *	1,020	48,287
Solera Holdings Inc *	780	18,798
Sonus Networks Inc *	290	458
Starent Networks Corp *	430	5,130
Sun Microsystems Inc *	14,870	56,803
Sybase Inc *	3,150	78,026
Symantec Corp *	63,400	857,168
Synaptics Inc *	2,800	46,368
SYNNEX Corp *	900	10,197
Synopsys Inc *	3,870	71,672
Syntel Inc	240	5,549
Take-Two Interactive Software Inc	4,140	31,298
Tech Data Corp *	1,190	21,230
Technitrol Inc	300	1,044
Tekelec *	3,200	42,688
TeleTech Holdings Inc *	2,920	24,382
Tellabs Inc *	20,550	84,666
Teradata Corp *	3,330	49,384
Teradyne Inc *	14,920	62,962
Tessera Technologies Inc *	1,160	13,781
Texas Instruments Inc	54,210	841,339
The Western Union Co	10,180	145,981
THQ Inc *	1,000	4,190
TIBCO Software Inc *	14,090	73,127
Total System Services Inc	3,800	53,200
Trimble Navigation Ltd *	3,380	73,042
Tyco Electronics Ltd (Bermuda)	4,920	79,753
Unisys Corp *	7,180	6,103
ValueClick Inc *	5,990	40,972
Varian Semiconductor Equipment Associates Inc *	2,120	38,414
Verigy Ltd (Singapore) *	2,470	23,761
VeriSign Inc *	3,230	61,628
ViaSat Inc *	240	5,779
Vishay Intertechnology Inc *	12,040	41,177
VistaPrint Ltd (Bermuda) *	800	14,888
WebMD Health Corp ‘A’ *	20	472
Western Digital Corp *	4,800	54,960
Wind River Systems Inc *	4,820	43,525
Xerox Corp	72,180	575,275
Xilinx Inc	4,420	78,764
Zebra Technologies Corp ‘A’ *	3,220	65,237

		20,886,473

Materials - 5.4%

Air Products & Chemicals Inc	600	30,162
AK Steel Holding Corp	7,080	65,986
Alcoa Inc	46,120	519,311
Allegheny Technologies Inc	2,150	54,890
Ashland Inc	5,712	60,033
Cabot Corp	500	7,650
Carpenter Technology Corp	3,560	73,122
Celanese Corp ‘A’	3,300	41,019
Century Aluminum Co *	4,020	40,200
CF Industries Holdings Inc	1,180	58,009
Chemtura Corp	10,500	14,700
Commercial Metals Co	4,870	57,807
Compass Minerals International Inc	310	18,184
Cytec Industries Inc	1,590	33,740
Domtar Corp *	23,220	38,777
E.I. du Pont de Nemours & Co	1,760	44,528
Eastman Chemical Co	1,450	45,980
Ferro Corp	1,820	12,831
Freeport-McMoRan Copper & Gold Inc	18,430	450,429
H.B. Fuller Co	2,930	47,202
International Paper Co	9,610	113,398
Kaiser Aluminum Corp	580	13,062
Koppers Holdings Inc	600	12,972
Louisiana-Pacific Corp	1,800	2,808
MeadWestvaco Corp	1,910	21,373
Minerals Technologies Inc	990	40,491
Monsanto Co	3,970	279,290
Nalco Holding Co	3,250	37,505
NewMarket Corp	650	22,692
NOVA Chemicals Corp (Canada)	3,540	16,886
Nucor Corp	15,020	693,924
Olin Corp	1,810	32,725
Olympic Steel Inc	200	4,074
OM Group Inc *	70	1,478
Owens-Illinois Inc *	3,380	92,375
Packaging Corp of America	1,620	21,805
Reliance Steel & Aluminum Co	2,740	54,636
Rock-Tenn Co ‘A’	1,130	38,623
Rockwood Holdings Inc *	1,530	16,524
RPM International Inc	3,520	46,781
RTI International Metals Inc *	100	1,431
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
Schnitzer Steel Industries Inc ‘A’	2,100	$79,065
Sealed Air Corp	4,090	61,105
Smurfit-Stone Container Corp *	8,000	2,040
Sonoco Products Co	2,700	62,532
Southern Copper Corp	42,120	676,447
Temple-Inland Inc	10,420	50,016
Terra Industries Inc	3,500	58,345
The Dow Chemical Co	4,180	63,076
The Mosaic Co	12,450	430,770
The Scotts Miracle-Gro Co ‘A’	1,010	30,017
The Valspar Corp	2,640	47,758
United States Steel Corp	2,490	92,628
Valhi Inc	190	2,033
W.R. Grace & Co *	410	2,448
Westlake Chemical Corp	1,270	20,688
Worthington Industries Inc	2,980	32,840

		4,991,221

Telecommunication Services - 3.3%

AT&T Inc	54,443	1,551,625
Centennial Communications Corp *	2,100	16,926
Cincinnati Bell Inc *	7,040	13,587
Embarq Corp	2,800	100,688
Global Crossing Ltd (Bermuda) *	500	3,970
NII Holdings Inc *	2,870	52,177
NTELOS Holdings Corp	1,550	38,223
Premiere Global Services Inc *	1,970	16,962
Qwest Communication International Inc	23,550	85,722
Sprint Nextel Corp *	59,840	109,507
Syniverse Holdings Inc *	3,080	36,775
Telephone & Data Systems Inc	2,660	84,455
tw telecom Inc *	6,820	57,765
US Cellular Corp *	1,060	45,834
Verizon Communications Inc	20,770	704,103
Windstream Corp	7,680	70,656

		2,988,975

Utilities - 0.6%

Avista Corp	2,330	45,155
CH Energy Group Inc	180	9,250
Duke Energy Corp	16,780	251,868
Integrys Energy Group Inc	510	21,920
Mirant Corp *	2,640	49,817
Reliant Energy Inc *	6,570	37,975
South Jersey Industries Inc	20	797
Southwest Gas Corp	610	15,384
The Laclede Group Inc	690	32,320
UniSource Energy Corp	1,100	32,296
WGL Holdings Inc	710	23,210

		519,992

Total Common Stocks (Cost $121,482,234)		90,667,642

TOTAL INVESTMENTS - 98.8% (Cost $121,482,234)		90,667,642

OTHER ASSETS & LIABILITIES, NET - 1.2%		1,079,000

NET ASSETS - 100.0%		$91,746,642

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 5.7%

Brazil - 5.7%

All America Latina Logistica SA	37,000	$158,662
Cia de Bebidas das Americas ADR	1,700	75,327
Cia Vale do Rio Doce ADR	35,400	377,010
Lojas Americanas SA	171,940	462,292
Net Servicos de Comunicacao SA *	34,960	199,236
Petroleo Brasileiro SA ADR	24,300	495,963

		1,768,490

Total Preferred Stocks (Cost $2,932,008)		1,768,490

COMMON STOCKS - 89.9%

Argentina - 0.0%

IRSA Inversiones y Representaciones SA GDR *	2,000	8,800

Bermuda - 0.4%

Credicorp Ltd	2,000	99,920
Varitronix International Ltd +	65,000	17,460

		117,380

Brazil - 5.7%

B2W Cia Global do Varejo	13,000	132,676
Banco Itau Holding Financeira SA ADR	8,000	92,800
BM&F BOVESPA SA	154,216	398,105
Diagnosticos da America SA	5,800	55,911
Embraer-Empresa Brasileira de Aeronautica SA ADR	23,500	380,935
Natura Cosmeticos SA	58,500	476,379
Petroleo Brasileiro SA ADR	9,600	235,104

		1,771,910

Cayman - 3.0%

Baidu Inc ADR *	200	26,114
Focus Media Holding Ltd ADR *	3,100	28,179
SINA Corp *	23,900	553,285
Tencent Holdings Ltd +	47,000	305,393

		912,971

Chile - 2.7%

Banco Santander Chile SA	7,543,900	243,630
Cencosud SA	347,932	494,126
SACI Falabella SA	40,900	107,826

		845,582

China - 1.4%

China Shenhua Energy Co Ltd ‘H’ +	118,000	252,975
Shanghai Zhenhua Port Machinery Co Ltd ‘B’ +	140,300	94,105
Travelsky Technology Ltd ‘H’ +	194,000	85,809

		432,889

Egypt - 5.0%

Commercial International Bank +	49,633	337,160
Commercial International Bank GDR ~	3,450	23,287
Eastern Tobacco Co SAE	2,209	72,127
Medinet Nasr Housing & Development à	1	3
Orascom Construction Industries +	4,100	104,377
Orascom Telecom Holding SAE +	181,569	1,004,991

		1,541,945

Hong Kong - 9.5%

China Resources Enterprise Ltd +	247,000	434,364
China Unicom Ltd +	782,000	950,927
CNOOC Ltd +	209,000	198,796
Hang Lung Properties Ltd +	154,000	338,117
Hong Kong Exchanges & Clearing Ltd +	70,000	672,065
Television Broadcasts Ltd +	101,000	331,105

		2,925,374

India - 13.7%

ABB Ltd/India +	6,300	59,199
Divi’s Laboratories Ltd +	9,502	263,468
HCL Technologies Ltd +	6,290	14,957
HDFC Bank Ltd ADR	10,800	770,904
Hindustan Unilever Ltd +	55,300	285,916
Housing Development Finance Corp +	14,400	440,667
Infosys Technologies Ltd +	67,400	1,562,074
Infosys Technologies Ltd ADR	1,800	44,226
ITC Ltd +	51,500	182,173
Rico Auto Industries Ltd +	4,000	947
Tata Consultancy Services Ltd +	30,218	298,332
Zee Entertainment Enterprises Ltd +	104,500	301,483

		4,224,346

Indonesia - 3.5%

P.T. Astra International Tbk +	174,400	171,401
P.T. Bank Central Asia Tbk +	638,500	193,078
P.T. Gudang Garam Tbk +	192,500	75,825
P.T. Telekomunikasi Indonesia Tbk +	935,900	598,154
P.T. Unilever Indonesia Tbk +	36,500	26,439

		1,064,897

Luxembourg - 0.8%

Oriflame Cosmetics SA SDR +	5,400	157,742
Tenaris SA ADR	4,400	92,312

		250,054

Mexico - 9.0%

America Movil SAB de CV ‘L’ ADR	11,400	353,286
Corporacion GEO SAB de CV ‘B’ *	44,300	49,903
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ * Δ	31,800	21,700
Fomento Economico Mexicano SAB de CV	154,700	462,475
Fomento Economico Mexicano SAB de CV ADR	7,650	230,495
Grupo Financiero Banorte SAB de CV ‘O’	200,700	362,314
Grupo Televisa SA ADR	50,900	760,446
SARE Holding SAB de CV ‘B’ *	226,818	48,153
Wal-Mart de Mexico SAB de CV ‘V’	178,136	475,938

		2,764,710

Norway - 0.4%

Det Norske Oljeselskap International ASA + *	163,068	107,754

Philippines - 2.0%

Jollibee Foods Corp +	177,200	158,147
SM Prime Holdings Inc +	2,914,059	472,096

		630,243

Portugal - 0.6%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	30,500	169,398

Russia - 3.4%

Magnit OAO + *	16,600	267,074
MMC Norilsk Nickel JSC ADR	10,600	66,780
NovaTek OAO GDR ~	8,500	135,012
OAO Gazprom ADR +	40,800	587,818

		1,056,684

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Shares	Value
South Africa - 3.9%

Adcock Ingram Holdings Ltd *	8,171	$34,469
Anglo Platinum Ltd +	5,800	327,529
Impala Platinum Holdings Ltd +	16,700	246,112
Standard Bank Group Ltd +	45,534	410,835
Tiger Brands Ltd +	12,371	191,503

		1,210,448

South Korea - 4.6%

Amorepacific Corp + *	180	94,134
GS Engineering & Construction Corp + *	1,502	71,243
Hyundai Development Co + *	3,628	96,055
Hyundai Engineering & Construction Co Ltd + *	6,206	288,169
Jeonbuk Bank +	1	3
NHN Corp + *	4,248	449,074
Shinsegae Co Ltd + *	1,054	409,491

		1,408,169

Taiwan - 9.6%

MediaTek Inc +	129,391	875,137
President Chain Store Corp +	74,000	177,726
Realtek Semiconductor Corp +	137,100	133,127
Synnex Technology International Corp +	139,569	145,551
Taiwan Semiconductor Manufacturing Co Ltd +	1,150,000	1,569,152
Yuanta Financial Holding Co Ltd +	145,000	66,020

		2,966,713

Thailand - 0.1%

Kiatnakin Bank PCL +	96,200	27,245

Turkey - 6.6%

Aksigorta AS +	37,900	71,333
Anadolu Efes Biracilik Ve Malt Sanayii AS +	26,365	177,049
BIM Birlesik Magazalar AS +	9,200	193,498
Enka Insaat ve Sanayi AS +	25,267	86,169
Ford Otomotiv Sanayi AS +	18,947	53,550
Haci Omer Sabanci Holding AS +	71,200	163,814
Haci Omer Sabanci Holding AS ADR	73,800	41,837
Turkcell Iletisim Hizmetleri AS +	111,900	646,946
Yapi ve Kredi Bankasi AS + *	442,412	610,418

		2,044,614

United Kingdom - 4.0%

HSBC Holdings PLC (HSI) +	52,255	518,588
SABMiller PLC +	42,790	718,565

		1,237,153

Total Common Stocks (Cost $37,572,482)		27,719,279

SHORT-TERM INVESTMENT - 3.1%

Money Market Fund - 3.1%

BlackRock Liquidity Funds Institutional TempFund	951,958	951,958

Total Short-Term Investment (Cost $951,958)		951,958

TOTAL INVESTMENTS - 98.7% (Cost $41,456,448)		30,439,727

OTHER ASSETS & LIABILITIES, NET - 1.3%		390,348

NET ASSETS - 100.0%		$30,830,075

Notes to Schedule of Investments
(a) As of December 31, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	20.6%
Information Technology	19.7%
Consumer Staples	17.6%
Telecommunication Services	11.5%
Consumer Discretionary	10.6%
Energy	6.8%
Industrials	4.3%
Materials	3.3%
Short-Term Investment	3.1%
Health Care	1.2%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

(b)	Securities with a total aggregate market value of $20,339,822 or 66.0% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
December 31, 2008 (Unaudited)

		Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

Fannie Mae		8,000	$6,640

Total Preferred Stocks (Cost $200,000)			6,640

CONVERTIBLE PREFERRED STOCKS - 1.9%

Financials - 1.9%

Bank of America Corp 7.250%		700	455,000
Lehman Brothers Holdings Inc 8.750% Ω		1,500	150
Wachovia Corp 7.500%		3,000	2,250,000

			2,705,150

Total Convertible Preferred Stocks (Cost $4,127,061)			2,705,150

		Principal
		Amount
CORPORATE BONDS & NOTES - 29.1%

Consumer Discretionary - 0.0%

General Motors Corp
8.375% due 07/05/33	EUR	200,000	47,262

Consumer Staples - 0.8%

Kraft Foods Inc
6.125% due 02/01/18		$700,000	687,104
6.875% due 02/01/38		100,000	100,244
Reynolds American Inc
7.625% due 06/01/16		100,000	83,392
Wal-Mart Stores Inc
5.800% due 02/15/18		200,000	221,706
6.500% due 08/15/37		100,000	119,152

			1,211,598

Energy - 1.3%

Colorado Interstate Gas Co
6.800% due 11/15/15		200,000	173,298
Enterprise Products Operating LP
4.625% due 10/15/09		100,000	96,872
Gaz Capital SA (Russia)
8.146% due 04/11/18 ~		500,000	355,000
NGPL PipeCo LLC
7.119% due 12/15/17 ~		500,000	450,813
7.768% due 12/15/37 ~		200,000	163,331
The Williams Cos Inc
6.375% due 10/01/10 ~		100,000	93,260
The Williams Cos Inc Credit Linked Certificate Trust
6.750% due 04/15/09 ~		600,000	594,792

			1,927,366

Financials - 25.7%

American Express Bank FSB
1.459% due 06/12/09 §		600,000	584,222
5.500% due 04/16/13		600,000	568,874
6.000% due 09/13/17		1,200,000	1,125,695
American Express Centurion Bank
6.000% due 09/13/17		1,200,000	1,125,695
American International Group Inc
5.850% due 01/16/18		800,000	537,069
ANZ National International Ltd (New Zealand)
6.200% due 07/19/13 ~		300,000	290,550
Bank of America Corp
4.875% due 01/15/13		100,000	98,598
5.650% due 05/01/18		700,000	705,419
8.000% due 01/30/58 §		1,400,000	1,008,448
8.125% due 11/15/80 §		1,600,000	1,198,800
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12		1,000,000	1,031,726
6.050% due 12/04/17 ~		2,700,000	2,385,869
7.700% due 10/25/99 ~ §		900,000	596,415
CIT Group Inc
3.765% due 04/27/11 §		500,000	427,595
Citigroup Capital XXI
8.300% due 12/21/57 §		400,000	309,191
Citigroup Global Markets Holdings Inc
3.244% due 01/12/09 §		1,000,000	999,380
Citigroup Inc
5.500% due 04/11/13		700,000	682,216
5.625% due 08/27/12		50,000	46,909
5.875% due 05/29/37		200,000	200,537
8.400% due 04/30/99 §		2,900,000	1,918,466
Deutsche Bank AG (Germany)
6.000% due 09/01/17		900,000	956,564
Ford Motor Credit Co LLC
7.250% due 10/25/11		100,000	73,093
7.800% due 06/01/12		300,000	210,614
9.750% due 09/15/10		100,000	80,028
General Electric Capital Corp
2.219% due 08/15/11 §		400,000	350,981
5.875% due 01/14/38		900,000	883,999
General Motors Acceptance Corp LLC
6.625% due 05/15/12		300,000	231,374
7.000% due 02/01/12		600,000	474,437
HCP Inc
5.950% due 09/15/11		900,000	746,322
JPMorgan Chase & Co
7.900% due 04/29/49 §		300,000	250,208
Key Bank NA
7.000% due 02/01/11		400,000	388,143
Keycorp
4.276% due 11/22/10 §		500,000	521,268
Lehman Brothers Holdings Inc
2.851% due 12/23/08 Ω		500,000	47,500
5.625% due 01/24/13 Ω		1,200,000	120,000
6.750% due 12/28/17 Ω		500,000	50
6.875% due 05/02/18 Ω		100,000	10,000
Merrill Lynch & Co Inc
2.223% due 08/14/09 §		400,000	387,807
2.431% due 06/05/12 §		600,000	511,580
4.792% due 02/08/10 §	EUR	100,000	129,636
6.875% due 04/25/18		$900,000	943,043
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		300,000	279,789
Morgan Stanley
2.498% due 02/09/09 §		300,000	298,512
5.300% due 03/01/13		100,000	90,771
5.950% due 12/28/17		1,900,000	1,579,559
Nykredit Realkredit AS (Denmark)
5.000% due 10/01/38 §	DKK	899,561	156,488
5.000% due 10/01/38 §		777,006	137,853
Principal Life Income Funding Trusts
5.300% due 04/24/13		$100,000	93,761
Realkredit Danmark AS (Denmark)
5.000% due 01/01/38 §	DKK	2,389,794	417,070
5.000% due 10/01/38 §		872,223	154,665
Regions Bank/Birmingham AL
7.500% due 05/15/18 ~		$700,000	602,560
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Principal
	Amount	Value
Regions Financial Corp
1.636% due 06/26/12 §	$900,000	$725,626
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §	200,000	127,392
Santander US Debt SA Unipersonal (Spain)
2.261% due 11/20/09 ~ §	500,000	493,893
SLM Corp
3.765% due 10/25/11 §	900,000	690,189
The Bear Stearns Cos Inc
2.371% due 11/28/11 §	2,500,000	2,333,935
3.765% due 01/30/09 §	500,000	500,037
6.400% due 10/02/17	400,000	416,366
The Goldman Sachs Group Inc
6.250% due 09/01/17	1,100,000	1,068,351
6.750% due 10/01/37	1,200,000	976,945
The Royal Bank of Scotland Group PLC (United Kingdom)
7.640% due 03/31/56 §	500,000	199,365
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~	100,000	64,483
UBS AG (Switzerland)
5.875% due 12/20/17	700,000	644,139
Wachovia Corp
4.883% due 10/15/11 §	600,000	537,778
7.980% due 12/31/99 §	1,700,000	1,452,961

		37,200,809

Health Care - 0.4%

HCA Inc
9.250% due 11/15/16	100,000	92,000
UnitedHealth Group Inc
6.000% due 02/15/18	400,000	369,682
6.875% due 02/15/38	100,000	87,814

		549,496

Information Technology - 0.2%

Xerox Corp
9.750% due 01/15/09	200,000	199,800

Materials - 0.4%

C10 Capital SPV Ltd (United Kingdom)
6.722% due 12/31/49 §	300,000	145,875
Codelco Inc (Chile)
6.150% due 10/24/36 ~	200,000	176,253
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	200,000	189,060

		511,188

Telecommunication Services - 0.3%

AT&T Inc
6.300% due 01/15/38	200,000	212,146
Qwest Communications International Inc
7.500% due 02/15/14	100,000	72,000
SBC Communications Inc
4.125% due 09/15/09	100,000	100,427

		384,573

Total Corporate Bonds & Notes (Cost $48,511,670)		42,032,092

SENIOR LOAN NOTES - 0.0%

Health Care - 0.0%

HCA Inc Term B
3.709% due 11/18/13 §	57,291	45,228

Total Senior Loan Notes (Cost $55,842)		45,228

MORTGAGE-BACKED SECURITIES - 104.5%

Collateralized Mortgage Obligations - 19.0%

Adjustable Rate Mortgage Trust
4.574% due 05/25/35 “ §	104,550	84,754
Banc of America Funding Corp
4.153% due 05/25/35 “ §	247,232	171,893
Banc of America Mortgage Securities Inc
3.994% due 07/25/33 “ §	154,121	140,725
5.000% due 05/25/34 “	96,166	81,312
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/35 “ §	371,231	289,703
4.531% due 08/25/33 “ §	391,078	310,799
4.550% due 08/25/35 “ §	118,317	97,310
4.625% due 10/25/35 “ §	635,575	487,447
4.750% due 10/25/35 “ §	127,802	119,778
Bear Stearns Alt-A Trust
5.366% due 05/25/35 “ §	83,625	56,623
5.488% due 09/25/35 “ §	99,427	46,392
5.737% due 11/25/36 “ §	130,264	60,835
Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 “ §	100,000	77,412
5.700% due 10/11/17 “	200,000	148,978
Chevy Chase Mortgage Funding Corp
0.721% due 08/25/35 ~ “ §	111,942	73,590
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	136,983	112,208
4.700% due 12/25/35 “ §	216,572	157,384
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 “	200,000	146,586
Countrywide Alternative Loan Trust
5.372% due 06/25/37 “ §	487,805	245,154
Countrywide Home Loan Mortgage Pass- Through Trust
0.791% due 03/25/35 “ §	45,664	20,735
0.811% due 06/25/35 ~ “ §	251,879	171,236
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “	900,000	665,007
5.658% due 03/15/39 “ §	100,000	81,717
CS First Boston Mortgage Securities Corp
3.201% due 03/25/32 ~ “ §	11,253	8,348
6.000% due 11/25/35 “	166,980	136,122
Downey Saving and Loan Association
Mortgage Loan Trust
0.761% due 04/19/48 “ §	723,077	150,836
Fannie Mae
0.671% due 10/27/37 “ §	3,400,000	2,892,074
2.375% due 11/25/23 “ §	531,310	473,365
4.250% due 07/25/17 “	312,862	315,601
4.500% due 04/25/17 “	272,359	275,884
4.500% due 10/25/17 “	313,808	317,606
5.000% due 01/25/17 “	252,114	256,303
5.000% due 07/25/19 “	6,763	6,812
5.500% due 09/25/24 “	458,014	461,735
6.000% due 03/25/31 “	1,819,800	1,872,145
Freddie Mac
1.425% due 02/15/19 “ §	1,841,903	1,770,799
3.455% due 10/25/44 “ §	72,087	69,141
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Principal
	Amount	Value
3.655% due 07/25/44 “ §	$391,270	$353,397
4.000% due 06/15/22 “	91,337	91,311
4.000% due 10/15/23 “	376,304	376,674
4.500% due 06/15/17 “	399,771	405,761
4.500% due 10/15/19 “	297,797	301,254
5.000% due 09/15/16 “	6,942	6,981
5.000% due 04/15/18 “	806,025	820,799
5.000% due 11/15/24 “	178,159	180,497
5.000% due 05/15/26 “	298,948	304,437
5.000% due 11/15/26 “	459,404	465,246
5.000% due 09/15/27 “	1,800,093	1,836,742
5.000% due 12/15/27 “	1,876,718	1,915,716
5.000% due 04/15/30 “	391,391	396,471
5.500% due 03/15/17 “	65,069	66,688
8.000% due 04/15/30 “	503,762	550,318
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	85,827	76,518
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “	400,000	305,670
Harborview Mortgage Loan Trust
0.671% due 01/19/38 “ §	127,250	114,040
0.751% due 12/19/36 “ §	1,004,297	400,084
0.771% due 01/19/38 “ §	299,470	119,697
0.801% due 05/19/35 “ §	49,227	23,032
JPMorgan Mortgage Trust
5.022% due 02/25/35 “ §	121,976	91,723
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §	600,000	426,452
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.275% due 09/15/21 ~ “ §	44,384	33,239
Lehman XS Trust
0.551% due 07/25/46 “ §	27,120	26,695
Mellon Residential Funding Corp
1.675% due 06/15/30 “ §	20,494	16,931
Merrill Lynch Floating Trust
2.410% due 07/09/09 ~ “ §	500,000	420,842
Merrill Lynch Mortgage Investors Inc
0.681% due 02/25/36 ~ “ §	61,290	32,758
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 “	500,000	348,059
MLCC Mortgage Investors Inc
1.955% due 03/15/25 “ §	23,676	16,850
Morgan Stanley Capital I
5.731% due 07/12/44 “ §	1,700,000	1,321,255
Residential Accredit Loans Inc
0.651% due 06/25/46 “ §	147,885	60,594
6.000% due 06/25/36 “	486,491	299,353
Residential Asset Securitization Trust
0.871% due 05/25/33 “ §	43,367	36,623
Structured Asset Mortgage Investments Inc
0.691% due 05/25/36 “ §	301,042	121,269
Structured Asset Securities Corp
5.000% due 12/25/34 “	121,174	118,489
5.057% due 10/25/35 ~ “ §	159,739	115,684
5.100% due 08/25/32 “ §	31,643	25,269
Wachovia Bank Commercial Mortgage Trust
1.285% due 09/15/21 ~ “ §	411,697	315,079
5.342% due 12/15/43 “	600,000	394,518
Washington Mutual Mortgage Pass-Through Certificates
0.781% due 01/25/45 “ §	43,477	22,419
0.791% due 01/25/45 “ §	41,810	21,129
1.011% due 12/25/27 “ §	115,380	95,738
3.656% due 08/25/42 “ §	7,841	5,537
4.375% due 02/27/34 “ §	14,869	12,068
4.625% due 09/25/46 “ §	139,097	65,051
Wells Fargo Mortgage-Backed Securities Trust
4.188% due 12/25/34 “ §	258,912	185,273
4.344% due 07/25/35 “ §	392,191	331,274
4.500% due 11/25/18 “	204,412	192,845
5.240% due 04/25/36 “ §	393,632	285,954
5.510% due 08/25/36 “ §	105,871	75,721

		27,480,373

Fannie Mae - 72.2%

3.678% due 10/01/44 “ §	75,488	73,112
4.521% due 11/01/34 “ §	312,412	307,487
4.706% due 09/01/35 “ §	353,327	356,885
4.915% due 12/01/35 “ §	200,506	203,122
5.000% due 08/01/20 “	1,219,180	1,254,967
5.000% due 06/01/35 “	1,031,075	1,054,963
5.000% due 08/01/35 “	400,615	409,645
5.000% due 11/01/35 “	64,388	65,839
5.000% due 03/01/36 “	1,578,113	1,613,688
5.000% due 04/01/36 “	535,832	548,246
5.087% due 11/01/32 “ §	409,307	410,434
5.131% due 12/01/36 “ §	32,209	32,209
5.479% due 06/01/37 “ §	2,085,395	2,131,046
5.500% due 12/01/14 “	31,550	32,826
5.500% due 12/01/20 “	59,345	61,283
5.500% due 07/01/21 “	85,519	88,244
5.500% due 08/01/21 “	651,287	672,041
5.500% due 10/01/21 “	793,915	819,835
5.500% due 12/01/21 “	196,672	202,939
5.500% due 04/01/22 “	806,893	832,560
5.500% due 05/01/22 “	565,405	583,390
5.500% due 05/01/22 “	1,836,196	1,894,605
5.500% due 07/01/22 “	185,592	191,495
5.500% due 06/01/23 “	139,902	143,972
5.500% due 06/01/23 “	473,574	488,591
5.500% due 09/01/23 “	1,289,873	1,330,774
5.500% due 02/01/24 “	127,647	131,361
5.500% due 02/01/33 “	341,034	350,853
5.500% due 08/01/33 “	10,405	10,694
5.500% due 01/01/34 “	60,033	61,696
5.500% due 02/01/34 “	282,387	290,209
5.500% due 03/01/34 “	37,977	39,005
5.500% due 04/01/34 “	16,625	17,086
5.500% due 11/01/35 “	261,305	268,216
5.500% due 07/01/36 “	267,061	274,292
5.500% due 09/01/36 “	312,188	320,835
5.500% due 03/01/37 “	490,017	502,949
5.500% due 05/01/37 “	192,945	198,038
5.500% due 08/01/37 “	7,241,000	7,437,042
5.500% due 08/01/37 “	147,036	150,925
5.500% due 08/01/37 “	4,859,731	4,988,265
5.500% due 01/15/38 “	35,000,000	35,880,460
5.500% due 02/01/38 “	1,670,773	1,714,963
5.500% due 06/01/38 “	1,575,251	1,616,826
5.500% due 06/01/38 “	4,196,577	4,307,572
5.500% due 09/01/38 “	210,894	216,439
5.500% due 09/01/38 “	462,266	474,466
5.500% due 09/01/38 “	2,662,120	2,732,380
6.000% due 09/01/22 “	93,535	96,883
6.000% due 01/01/23 “	72,533	75,071
6.000% due 01/15/32 “	21,500,000	22,134,917
6.000% due 02/01/33 “	100,000	103,348
6.000% due 12/01/35 “	138,582	142,875
6.000% due 06/01/36 “	40,051	41,286
6.000% due 06/01/36 “	382,371	394,157
6.000% due 07/01/36 “	46,899	48,345
6.000% due 08/01/36 “	21,327	21,985
6.000% due 09/01/36 “	829,410	854,976
6.000% due 09/01/36 “	147,536	152,084
6.000% due 09/01/36 “	104,398	107,616
6.000% due 10/01/36 “	49,296	50,815
6.000% due 11/01/36 “	62,059	63,972
6.000% due 12/01/36 “	428,050	441,244
6.000% due 03/01/37 “	58,719	60,526
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Principal
	Amount	Value
6.000% due 04/01/37 “	$39,919	$41,147
6.000% due 06/01/37 “	25,726	26,518
6.000% due 07/01/37 “	58,066	59,853
6.000% due 07/01/37 “	41,428	42,705
6.000% due 09/01/37 “	921,130	949,471
6.000% due 11/01/37 “	38,227	39,403
6.000% due 12/01/37 “	556,982	574,119
6.000% due 02/01/38 “	40,161	41,392
6.500% due 03/01/17 “	92,677	96,309

		104,449,787

Freddie Mac - 9.7%

4.692% due 06/01/35 “ §	724,417	737,661
4.736% due 09/01/35 “ §	321,526	321,819
5.301% due 09/01/35 “ §	307,500	311,680
5.355% due 04/01/32 “ §	32,345	32,385
5.500% due 03/01/23 “	65,493	67,412
5.500% due 01/15/38 “	11,000,000	11,259,534
5.500% due 02/01/38 “	454,668	465,957
5.500% due 04/01/38 “	497,468	509,820
5.783% due 11/01/31 “ §	11,093	11,058
6.000% due 12/01/22 “	78,232	81,032
6.000% due 03/01/23 “	174,880	181,098

		13,979,456

Government National Mortgage Association - 3.6%

6.500% due 01/21/39 “	5,000,000	5,199,220

Total Mortgage-Backed Securities (Cost $153,288,286)		151,108,836

ASSET-BACKED SECURITIES - 2.8%

Argent Securities Inc
0.521% due 10/25/36 “ §	126,609	120,852
Asset Backed Funding Certificates
0.531% due 10/25/36 “ §	45,947	44,725
0.821% due 06/25/34 “ §	138,554	71,706
Bear Stearns Asset Backed Securities Trust
5.150% due 10/25/36 “ §	241,839	166,512
Carrington Mortgage Loan Trust
0.631% due 01/25/36 “ §	253,938	242,275
Citibank Omni Master Trust
1.608% due 12/23/13 ~ “ §	1,700,000	1,615,566
JPMorgan Mortgage Acquisition Corp
0.521% due 07/25/36 “ §	96,118	88,123
Lehman XS Trust
0.591% due 11/25/36 “ §	76,277	72,513
Long Beach Mortgage Loan Trust
0.751% due 10/25/34 “ §	18,554	6,310
Park Place Securities Inc
0.731% due 09/25/35 “ §	138,718	96,631
Residential Asset Securities Corp
0.541% due 11/25/36 “ §	81,183	78,165
Saxon Asset Securities Trust
0.531% due 10/25/46 “ §	67,157	64,425
SBI Heloc Trust
0.641% due 08/25/36 ~ “ §	130,627	127,820
Securitized Asset-Backed Receivables LLC Trust
0.521% due 09/25/36 “ §	85,267	80,793
0.601% due 05/25/37 “ §	366,016	245,458
SLC Student Loan Trust
2.129% due 02/15/15 “ §	232,979	228,401
SLM Student Loan Trust
3.535% due 10/25/16 “ §	310,873	303,530
Small Business Administration
4.754% due 08/10/14 “	98,244	98,761
Soundview Home Equity Loan Trust
0.571% due 10/25/36 “ §	23,179	22,788
Structured Asset Securities Corp
0.521% due 10/25/36 “ §	122,444	113,263
Wells Fargo Home Equity Trust
0.521% due 01/25/37 “ §	85,673	82,464

Total Asset-Backed Securities (Cost $4,438,877)		3,971,081

U.S. GOVERNMENT AGENCY ISSUES - 0.2%

Freddie Mac
4.875% due 06/13/18	100,000	115,151
5.000% due 12/14/18	200,000	207,709

Total U.S. Government Agency Issues (Cost $279,517)		322,860

U.S. TREASURY OBLIGATIONS - 1.2%

U.S. Treasury Inflation Protected Securities - 1.2%

1.750% due 01/15/28 ^	310,746	287,197
2.625% due 07/15/17 ^	1,465,828	1,502,590

		1,789,787

Total U.S. Treasury Obligations (Cost $1, 829,726)		1,789,787

FOREIGN GOVERNMENT BONDS & NOTES - 0.7%

Export-Import Bank of Korea (South Korea)
4.428% due 10/04/11 ~ §	800,000	802,470
Republic of Panama (Panama)
9.375% due 04/01/29	40,000	44,200
United Mexican States (Mexico)
5.950% due 03/19/19	100,000	100,500

Total Foreign Government Bonds & Notes (Cost $948,756)		947,170

MUNICIPAL BONDS - 3.3%

Austin Texas Water & Wastewater System Revenue ‘A’
5.000% due 11/15/29	200,000	193,448
Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47	1,100,000	598,576
California Educational Facilities Authority ‘A’
4.750% due 10/01/37	900,000	797,832
Clark County Tax-BD BK NV
5.000% due 06/01/26	900,000	861,606
Houston Texas Combined Utilities Systems First Lien Revenue ‘A’
5.000% due 11/15/36	100,000	94,402
Los Angeles Unified School District CA ‘A1’
4.500% due 01/01/28	400,000	350,216
Texas State Transportation Commission Mobility Fund
5.000% due 04/01/37	900,000	878,643
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	100,000	90,918
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Principal
	Amount	Value
Tobacco Securitization Authority of Southern California ‘A1’
5.000% due 06/01/37	$800,000	$398,744
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	885,000	507,202

Total Municipal Bonds (Cost $5,951,845)		4,771,587

PURCHASED OPTIONS - 1.4%

(See Note (f) to Notes to Schedule of Investments) (Cost $653,617)		2,056,031

SHORT-TERM INVESTMENTS - 6.4%

U.S. Treasury Bills - 0.2%

0.117% due 01/22/09	330,000	329,994

Commercial Paper - 1.0%

The Royal Bank of Scotland Group PLC
2.300% due 02/17/09	1,500,000	1,497,372

	Shares
Money Market Funds - 1.1%

BlackRock Liquidity Funds Institutional TempCash	770,313	770,313
BlackRock Liquidity Funds Institutional TempFund	770,313	770,313

		1,540,626

	Principal
	Amount
Repurchase Agreement - 4.1%

JPMorgan Chase & Co
0.030% due 01/02/09
(Dated 12/31/08, repurchase price of $5,900,010; collateralized by Freddie Mac: 4.500% due 01/15/13 and market value $5,928,399)	$5,900,000	5,900,000

Total Short-Term Investments (Cost $9,266,116)		9,267,992

TOTAL INVESTMENTS - 151.5% (Cost $229,551,313)		219,024,454

OTHER ASSETS & LIABILITIES, NET - (51.5%)		(74,418,887)

NET ASSETS - 100.0%		$144,605,567

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $177,700 or 0.1% of the net assets were in default as of December 31, 2008.

(c)	1.4% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

(d)	The amount of $545,300 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of December 31, 2008:

				Unrealized
	Number of		Notional	Appreciation
Long Futures Outstanding	Contracts		Amount	(Depreciation)

3-Month Euribor (03/09)	10	EUR	10,000,000	$105,748
3-Month Euribor (06/09)	6		6,000,000	67,139
Eurodollar (03/09)	257		$257,000,000	1,366,925
Eurodollar (06/09)	55		55,000,000	306,300
Eurodollar (09/09)	8		8,000,000	56,700
Eurodollar (12/09)	2		2,000,000	10,375
Eurodollar (03/10)	2		2,000,000	10,837
Eurodollar (06/10)	2		2,000,000	11,075
Eurodollar (09/10)	2		2,000,000	11,438
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	124	GBP	62,000,000	891,470
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	91		45,500,000	675,636
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/09)	31		15,500,000	211,431
U.S. Treasury 2-Year Notes (03/09)	23		$4,600,000	32,813
U.S. Treasury 5-Year Notes (03/09)	59		5,900,000	(65,102)

				$3,692,785

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)
(e)	Forward foreign currency contracts outstanding as of December 31, 2008 were as follows:

Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	AUD	1,020,100	01/09	$(48,174)
Buy	BRL	4,484,254	02/09	(147,048)
Sell	BRL	3,141,581	02/09	(37,486)
Buy	CNY	7,997,575	07/09	(83,692)
Sell	CNY	6,000,414	07/09	(16,205)
Buy	CNY	3,899,463	09/09	(2,406)
Buy	DKK	3,638,935	02/09	(6,258)
Sell	DKK	4,871,000	02/09	(69,671)
Buy	EUR	962,900	01/09	110,774
Sell	EUR	1,735,000	01/09	(211,266)
Sell	GBP	1,696,000	01/09	76,211
Sell	JPY	75,128,720	01/09	(43,352)
Buy	MYR	1,307,319	02/09	7,135
Sell	MYR	1,307,319	02/09	(15,171)
Buy	MYR	1,093,620	04/09	5,546
Sell	MYR	1,093,620	04/09	(15,184)
Buy	PHP	6,753,350	02/09	(4,755)
Sell	PHP	6,753,350	02/09	(11,259)
Buy	PHP	3,391,600	05/09	563
Sell	PHP	3,391,600	05/09	(6,631)
Buy	PLN	1,531,617	05/09	(167,697)
Sell	PLN	1,531,617	05/09	177,613
Buy	RUB	19,360,780	05/09	(233,129)
Sell	RUB	19,360,780	05/09	247,944
Buy	SGD	117,584	01/09	1,568
Sell	SGD	117,584	01/09	(2,870)
Buy	SGD	659,133	04/09	7,608
Sell	SGD	659,133	04/09	(22,248)
Buy	SGD	86,784	07/09	120
Sell	SGD	86,784	07/09	(3,142)

				$(512,562)

(f)	Purchased options outstanding as of December 31, 2008:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-		Notional
Description	EUR-LIBOR	Rate	Date	party		Amount	Cost	Value

Call — OTC 2-Year Interest Rate Swap	Pay	4.070%	09/14/09	DUB	EUR	11,200,000	$57,912	$354,399
	Based on 3-Month
	USD-LIBOR
Call — OTC 2-Year Interest Rate Swap	Pay	3.150%	02/02/09	RBS		$9,000,000	97,200	281,931
Call — OTC 2-Year Interest Rate Swap	Pay	3.500%	02/02/09	BRC		4,200,000	47,670	160,431
Call — OTC 2-Year Interest Rate Swap	Pay	3.600%	07/02/09	RBS		1,600,000	15,380	58,760
Call — OTC 2-Year Interest Rate Swap	Pay	3.450%	08/03/09	BRC		900,000	9,810	29,856
Call — OTC 2-Year Interest Rate Swap	Pay	3.450%	08/03/09	RBS		2,400,000	24,192	79,615
Call — OTC 2-Year Interest Rate Swap	Pay	3.500%	08/03/09	RBS		16,100,000	166,836	549,048

							$419,000	$1,514,040

Options on Securities

	Strike	Expiration	Counter	Notional
Description	Price	Date	Party	Amount	Cost	Value

Put — OTC Fannie Mae 5.000% due 01/13/39 Δ	$65.03	02/05/09	CSF	$5,500,000	$645	$—

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)
Foreign Currency Options

		Exercise	Expiration	Counter-		Notional
Description		Price	Date	party		Amount	Cost	Value

Call — OTC Japanese yen versus U.S. dollar Δ	JPY	103.80	03/17/10	CSF		$500,000	$21,781	$3,819
Put — OTC Japanese yen versus U.S. dollar Δ		103.80	03/17/10	CSF		500,000	21,781	80,236
Call — OTC Japanese yen versus U.S. dollar Δ		105.40	03/31/10	RBS		1,000,000	41,925	6,254
Put — OTC Japanese yen versus U.S.dollar Δ		105.40	03/31/10	RBS		1,000,000	41,925	177,072
Call — OTC U.S. dollar versus Euro Δ		$1.38	06/03/10	MSC	EUR	1,100,000	52,712	130,931
Put — OTC U.S. dollar versus Euro Δ		1.38	06/03/10	MSC		1,100,000	52,712	143,320

							$232,836	$541,632

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Counter-		Number of
Description		Price	Date	Party		Contracts	Cost	Value

Call — CBOT U.S. Treasury 10-Year Note Futures (02/09)		$142.00	01/23/09	MER		23	$1,136	$359

Total Purchased Options							$653,617	$2,056,031

(g)	Transactions in written options for the nine-month period ended December 31, 2008 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in EUR	in $	Premium

Outstanding, March 31, 2008	56	3,600,000	25,500,000	$674,080
Call Options Written	62	—	1,200,000	77,197
Put Options Written	45	—	2,000,000	60,854
Call Options Closed	44	—	(12,900,000)	(247,829)
Call Options Expired	(62)	—	—	(42,064)
Put Options Expired	(101)	—	(500,000)	(76,491)

Outstanding, December 31, 2008	44	3,600,000	15,300,000	$445,747

(h)	Premiums received and value of written options outstanding as of December 31, 2008:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 6-Month	Exercise	Expiration	Counter-		Notional
Description	EUR-LIBOR	Rate	Date	party		Amount	Premium	Value

Call — OTC 7-Year Interest Rate Swap	Receive	4.250%	09/14/09	DUB	EUR	3,600,000	$52,968	$246,111
	Based on 3-Month
	USD-LIBOR
Call — OTC 7-Year Interest Rate Swap	Receive	4.250%	02/02/09	RBS		$3,000,000	90,450	362,696
Call — OTC 7-Year Interest Rate Swap	Receive	4.600%	02/02/09	BRC		1,400,000	44,940	200,932
Call — OTC 5-Year Interest Rate Swap	Receive	4.200%	07/02/09	RBS		700,000	15,470	63,227
Call — OTC 5-Year Interest Rate Swap	Receive	4.150%	08/03/09	BRC		400,000	10,040	34,867
Call — OTC 5-Year Interest Rate Swap	Receive	4.300%	08/03/09	RBS		7,000,000	167,913	656,451
Call — OTC 7-Year Interest Rate Swap	Receive	4.400%	08/03/09	RBS		800,000	25,093	99,020
Put — OTC 5-Year Interest Rate Swap	Pay	2.750%	05/22/09	BRC		1,500,000	11,262	16,154
Put — OTC 5-Year Interest Rate Swap	Pay	2.750%	05/22/09	DUB		500,000	3,563	5,385

							$421,699	$1,684,843

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Put — CBOT U.S. Treasury 5-Year Note Futures (03/09)	$118.00	02/20/09	MER	17	$9,996	$14,476
Put — CBOT U.S. Treasury 10-Year Note Futures (03/09)	124.00	02/20/09	MER	7	8,514	11,484
Put — CME Eurodollar Futures (03/09)	98.00	03/16/09	MER	3	780	169
Put — CME Eurodollar Futures (03/09)	98.25	03/16/09	MER	7	3,089	613
Put — CME Eurodollar Futures (03/09)	98.50	03/16/09	MER	10	1,669	1,438

					$24,048	$28,180

Total Written Options					$445,747	$1,713,023

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)
(i)	Swap agreements outstanding as of December 31, 2008:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	(Pay)	Expiration	Counter-	Spread at	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	12/31/08(3)	Amount(4)	Value(5)	(Received)	Appreciation

Health Care Properties 5.950% due 09/15/11 Δ	(0.460%)	09/20/11	JPM	15.350%	$900,000	$249,952	$—	$249,952
Noble Corp 5.875% due 06/01/13 Δ	(0.520%)	06/20/12	CIT	2.012%	300,000	14,491	—	14,491

						$264,443	$—	$264,443

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	12/31/08(3)	Amount(4)	Value(5)	(Received)	(Depreciation)

General Electric Capital Corp 6.000% due 6/15/12	1.500%	09/20/11	DUB	4.310%	$100,000	$(6,825)	$—	$(6,825)
The Goldman Sachs Group Inc 6.600% due 01/15/12	0.820%	09/20/12	BNP	3.017%	100,000	(7,238)	—	(7,238)
The Goldman Sachs Group Inc 6.600% due 01/15/12	0.920%	09/20/12	CIT	3.017%	100,000	(6,900)	—	(6,900)
General Electric Capital Corp 5.625% due 09/15/17 Δ	4.000%	12/20/13	CIT	3.708%	200,000	2,636	—	2,636
General Electric Capital Corp 5.625% due 09/15/17 Δ	4.230%	12/20/13	DUB	3.708%	200,000	4,531	—	4,531
General Electric Capital Corp 5.625% due 09/15/17 Δ	4.325%	12/20/13	CIT	3.708%	200,000	5,314	—	5,314
General Electric Capital Corp 6.000% due 6/15/12 Δ	4.400%	12/20/13	BRC	3.708%	200,000	5,949	—	5,949
General Electric Capital Corp 6.000% due 6/15/12 Δ	4.500%	12/20/13	BRC	3.708%	300,000	10,134	—	10,134
General Electric Capital Corp 6.000% due 6/15/12 Δ	4.700%	12/20/13	BRC	3.708%	400,000	16,806	—	16,806
General Electric Capital Corp 5.625% due 09/15/17 Δ	4.750%	12/20/13	DUB	3.708%	400,000	17,630	—	17,630
International Lease Finance Corp 4.150% due 01/20/15	5.000%	12/20/13	BRC	8.340%	300,000	(32,579)	(51,000)	18,421
SLM Corp 5.125% due 08/27/12	5.000%	12/20/13	CIT	8.265%	400,000	(43,345)	(57,000)	13,655
American International Group 6.250% due 05/01/36	5.000%	12/20/13	DUB	5.250%	500,000	(4,293)	(46,250)	41,957
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	DUB	4.050%	200,000	(33,375)	—	(33,375)

						$(71,555)	$(154,250)	$82,695

Credit Default Swaps on Credit Indices — Buy Protection (1)

Upfront
	Fixed Deal					Premiums
	(Pay)	Expiration	Counter-	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount(4)	Value(5)	(Received)	Depreciation

Dow Jones CDX NA IG-9 Index Δ	(0.800%)	12/20/17	MSC	$195,200	$9,922	$17,965	$(8,043)

Credit Default Swaps on Credit Indices — Sell Protection(2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount(4)	Value(5)	(Received)	(Depreciation)

Dow Jones CDX NA EM3 Index	2.100%	06/20/10	MSC	$400,000	$(10,063)	$(10,400)	$337
Dow Jones CDX NA HY-8 Index	0.483%	06/20/12	BRC	784,708	(51,829)	—	(51,829)
Dow Jones CDX NA HY-9 Index	2.080%	12/20/12	MER	1,471,328	(49,729)	—	(49,729)
Dow Jones CDX NA HY-9 Index	6.370%	12/20/12	MER	500,000	(58,595)	—	(58,595)
Dow Jones CDX NA IG-11 Index	1.500%	12/20/13	DUB	400,000	(7,856)	(9,256)	1,400
Dow Jones CDX NA IG5 Index	0.458%	12/20/15	MSC	900,000	(242,676)	—	(242,676)
Dow Jones CDX NA IG-9 Index Δ	0.548%	12/20/17	GSC	97,228	(5,420)	—	(5,420)
Dow Jones ABX NA HE.A Index	0.110%	05/25/46	GSC	1,000,000	(499,979)	(325,000)	(174,979)

					$(926,147)	$(344,656)	$(581,491)

Credit Default Swaps on Asset-Backed Securities — Buy Protection(1)

Upfront
	Fixed Deal					Premiums
	(Pay)	Expiration	Counter-	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount(4)	Value(5)	(Received)	Appreciation

Trinity 2005 3.793% due 03/08/40 Δ	(2.050%)	03/08/40	CIT	$1,000,000	$929,195	$—	$929,195

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration		Notional	Market	Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date		Amount	Value	(Received)	(Depreciation)

30-Day USD-CMM Rate	MER	Receive	5.000%	01/16/09		$1,400,000	$(152,097)	$3,929	$(156,026)
6-Month GBP-LIBOR	DUB	Pay	6.000%	03/20/09	GBP	3,500,000	(1,698)	(14,371)	12,673
30-Day USD-CMM Rate	MER	Receive	5.500%	05/21/09		$900,000	(151,712)	(155,241)	3,529
6-Month GBP-LIBOR	RBS	Pay	6.000%	06/19/09	GBP	100,000	1,876	(289)	2,165
3-Month Australian Bank Bill	CIT	Pay	7.000%	09/15/09	AUD	4,200,000	71,719	(8,139)	79,858
6-Month EUR-LIBOR	GSC	Pay	4.000%	09/19/09	EUR	200,000	1,426	(1,014)	2,440
BRL — CDI Compounded	MER	Pay	12.670%	01/04/10	BRL	2,000,000	5,848	—	5,848
BRL — CDI Compounded	MSC	Pay	12.670%	01/04/10		8,400,000	24,562	7,053	17,509
6-Month EUR-LIBOR	MSC	Pay	4.500%	03/19/10	EUR	4,200,000	110,286	(2,904)	113,190
6-Month Australian Bank Bill	DUB	Pay	7.000%	06/15/10	AUD	6,600,000	230,899	15,006	215,893
6-Month Australian Bank Bill	MSC	Pay	7.000%	06/15/10		3,400,000	118,948	3,294	115,654
6-Month GBP-LIBOR	RBS	Pay	5.000%	09/15/10	GBP	300,000	16,438	(8,204)	24,642
3-Month Australian Bank Bill	UBS	Pay	6.000%	09/15/10	AUD	2,200,000	37,033	(1,032)	38,065
3-Month USD-LIBOR	BRC	Pay	4.000%	12/16/10		$300,000	6,855	351	6,504
6-Month Australian Bank Bill	UBS	Pay	7.500%	03/15/11	AUD	5,900,000	309,465	23,438	286,027
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/11	EUR	5,200,000	250,247	8,277	241,970
3-Month USD-LIBOR	BRC	Pay	4.000%	06/17/11		$19,800,000	898,187	724,284	173,903
3-Month USD-LIBOR	DUB	Pay	4.000%	06/17/11		42,100,000	1,909,782	1,389,759	520,023
3-Month USD-LIBOR	MER	Pay	4.000%	06/17/11		900,000	40,827	20,286	20,541
3-Month USD-LIBOR	MSC	Pay	4.000%	06/17/11		70,000,000	3,175,410	2,168,483	1,006,927
6-Month Australian Bank Bill	CSF	Pay	6.250%	09/15/11	AUD	1,200,000	36,381	130	36,251
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL	8,900,000	(243,985)	(199,363)	(44,622)
BRL — CDI Compounded	GSC	Pay	10.150%	01/02/12		6,100,000	(164,271)	(23,780)	(140,491)
BRL — CDI Compounded	UBS	Pay	10.575%	01/02/12		1,200,000	(24,640)	(31,680)	7,040
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12		5,600,000	(107,444)	(65,567)	(41,877)
BRL — CDI Compounded	MER	Pay	12.540%	01/02/12		4,000,000	10,480	(20,439)	30,919
BRL — CDI Compounded	MSC	Pay	12.540%	01/02/12		900,000	23,582	15,176	8,406
BRL — CDI Compounded	UBS	Pay	12.540%	01/02/12		3,000,000	7,860	(14,783)	22,643
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12		100,000	2,024	667	1,357
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12		200,000	4,047	1,029	3,018
France CPI Excluding Tobacco Δ	BRC	Pay	1.948%	03/15/12	EUR	400,000	10,515	148	10,367
France CPI Excluding Tobacco Δ	RBS	Pay	1.955%	03/28/12		100,000	2,370	—	2,370
France CPI Excluding Tobacco Δ	RBS	Pay	1.950%	03/30/12		100,000	2,310	—	2,310
France CPI Excluding Tobacco Δ	GSC	Pay	1.960%	03/30/12		100,000	3,002	—	3,002
France CPI Excluding Tobacco Δ	BRC	Pay	1.960%	04/05/12		100,000	2,517	—	2,517
France CPI Excluding Tobacco	BNP	Pay	1.940%	04/10/12		100,000	2,645	—	2,645
France CPI Excluding Tobacco	RBS	Pay	1.940%	04/10/12		100,000	2,105	—	2,105
France CPI Excluding Tobacco Δ	BRC	Pay	1.980%	04/30/12		100,000	2,479	—	2,479
6-Month GBP-LIBOR	RBS	Pay	5.100%	09/15/13	GBP	400,000	47,283	(755)	48,038
3-Month USD-LIBOR	CIT	Pay	4.000%	12/17/13		22,100,000	1,942,020	(210,925)	2,152,945
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/14	EUR	300,000	23,513	(4,507)	28,020
6-Month EUR-LIBOR	CSF	Pay	4.500%	03/18/14		2,100,000	164,589	(9,168)	173,757
6-Month GBP-LIBOR	DUB	Pay	5.000%	03/18/14	GBP	100,000	12,277	50	12,227
6-Month GBP-LIBOR	GSC	Pay	5.250%	03/18/14		100,000	13,927	(19)	13,946
6-Month GBP-LIBOR	RBS	Pay	5.250%	03/18/14		200,000	27,853	(156)	28,009
3-Month USD-LIBOR Δ	MSC	Pay	4.000%	06/17/14		$11,700,000	945,485	777,231	168,254
6-Month GBP-LIBOR	DUB	Pay	5.000%	09/15/15	GBP	200,000	28,392	303	28,089
6-Month GBP-LIBOR	GSC	Pay	5.000%	09/15/15		300,000	42,588	—	42,588
28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	MXN	1,200,000	(361)	1,757	(2,118)
3-Month USD-LIBOR	MSC	Pay	5.000%	12/17/18		$20,200,000	4,347,383	271,389	4,075,994
3-Month USD-LIBOR	MER	Receive	5.000%	12/17/23		22,700,000	(6,171,027)	(359,415)	(5,811,612)
3-Month USD-LIBOR	BRC	Receive	5.000%	12/17/28		900,000	(301,938)	—	(301,938)
3-Month USD-LIBOR	MER	Receive	5.000%	12/17/28		13,800,000	(4,629,716)	346,118	(4,975,834)
3-Month USD-LIBOR	MSC	Receive	5.000%	12/17/28		2,700,000	(905,814)	52,380	(958,194)
3-Month USD-LIBOR	DUB	Receive	3.000%	06/17/29		300,000	(6,340)	(18,521)	12,181
3-Month USD-LIBOR	RBS	Receive	3.000%	06/17/29		500,000	(10,566)	(23,375)	12,809
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration		Notional	Market	Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date		Amount	Value	(Received)	(Depreciation)

6-Month GBP-LIBOR	DUB	Receive	4.000%	12/15/35	GBP	1,000,000	$(93,365)	$71,759	$(165,124)
6-Month GBP-LIBOR	MSC	Receive	4.000%	12/15/35		800,000	(74,692)	61,114	(135,806)
6-Month GBP-LIBOR	DUB	Receive	4.500%	12/15/35		300,000	(52,056)	7,573	(59,629)
3-Month USD-LIBOR	DUB	Pay	5.000%	12/15/35		$1,800,000	454,375	(37,080)	491,455
3-Month USD-LIBOR	BRC	Receive	5.000%	12/17/38		2,100,000	(954,484)	57,204	(1,011,688)
3-Month USD-LIBOR	DUB	Receive	5.000%	12/17/38		300,000	(136,355)	(24,555)	(111,800)
3-Month USD-LIBOR	MER	Receive	5.000%	12/17/38		200,000	(90,903)	(24,130)	(66,773)
3-Month USD-LIBOR	MSC	Receive	5.000%	12/17/38		1,600,000	(727,226)	(102,892)	(624,334)
3-Month USD-LIBOR	RBS	Receive	5.000%	12/17/38		5,600,000	(2,545,291)	(391,550)	(2,153,741)

							$(2,174,171)	$4,274,334	$(6,448,505)

Total Swap Agreements									$(5,761,706)

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	100	$75,000

Total Convertible Preferred Stocks (Cost $100,000)		75,000

	Principal
	Amount
CORPORATE BONDS & NOTES - 15.9%

Consumer Discretionary - 0.3%

Wal-Mart Stores Inc
5.800% due 02/15/18	$200,000	221,706

Energy - 0.6%

Rockies Express Pipeline LLC
5.100% due 08/20/09 ~ §	500,000	500,341

Financials - 15.0%

Allstate Life Global Funding II
2.823% due 05/21/10 §	800,000	715,051
Allstate Life Global Funding Trusts
5.375% due 04/30/13	400,000	394,133
American Express Bank FSB
6.000% due 09/13/17	300,000	281,424
American Express Centurion Bank
6.000% due 09/13/17	200,000	187,616
American Express Co
7.000% due 03/19/18	210,000	212,698
American International Group Inc
8.175% due 05/15/58 ~ §	200,000	77,899
Bank of America Corp
5.650% due 05/01/18	300,000	302,323
8.125% due 12/29/58 §	1,000,000	749,250
Bank of America NA
2.181% due 02/27/09 §	500,000	500,466
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	700,000	722,208
Citigroup Funding Inc
3.556% due 05/07/10 §	1,800,000	1,707,192
Credit Suisse ‘NY’
5.000% due 05/15/13	1,200,000	1,156,028
Ford Motor Credit Co LLC
7.875% due 06/15/10	500,000	400,213
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~	500,000	440,781
Merrill Lynch & Co Inc
4.485% due 05/12/10 §	1,100,000	1,060,319
6.875% due 04/25/18	700,000	733,478
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	100,000	93,263
Morgan Stanley
6.625% due 04/01/18	300,000	263,622
New York Life Global Funding
4.650% due 05/09/13 ~	300,000	290,173
Rabobank Nederland NV (Netherlands)
4.773% due 01/15/09 ~ §	100,000	100,084
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/25/56 ~ §	300,000	191,088
The Goldman Sachs Group Inc
6.150% due 04/01/18	200,000	192,524
6.750% due 10/01/37	500,000	407,061
UBS AG (Switzerland)
5.750% due 04/25/18	500,000	454,589
Wachovia Bank NA
3.033% due 05/14/10 §	1,000,000	960,297
Wachovia Corp
5.500% due 05/01/13	700,000	692,845

		13,286,625

Total Corporate Bonds & Notes (Cost $15,077,604)		14,008,672

MORTGAGE-BACKED SECURITIES - 83.8%

Collateralized Mortgage Obligations - 2.4%

Bear Stearns Adjustable Rate Mortgage Trust Inc
2.740% due 08/25/35 “ §	51,439	43,196
4.125% due 03/25/35 “ §	188,074	159,356
4.125% due 03/25/35 “ §	84,146	65,666
4.550% due 08/25/35 “ §	92,287	75,902
Citigroup Mortgage Loan Trust Inc
4.050% due 08/25/35 “ §	77,914	58,757
4.248% due 08/25/35 “ §	68,492	56,104
Countrywide Home Loan Mortgage
Pass-Through Trust
0.811% due 06/25/35 “ ~ §	50,376	34,247
4.612% due 01/19/34 “ §	529,916	392,600
Freddie Mac
1.425% due 02/15/19 “ §	690,714	664,050
GSR Mortgage Loan Trust
4.541% due 09/25/35 “ §	128,726	104,974
Lehman XS Trust
0.551% due 07/25/46 “ §	6,780	6,674
MLCC Mortgage Investors Inc
4.715% due 12/25/34 “ §	419,043	314,600
Residential Accredit Loans Inc
0.651% due 06/25/46 “ §	221,828	90,891
Structured Asset Mortgage Investments Inc
0.681% due 05/25/46 “ §	184,515	78,389

		2,145,406

Fannie Mae - 79.1%

5.000% due 04/01/36 “	446,526	456,871
5.000% due 01/13/39 “	600,000	612,656
5.500% due 04/01/37 “	465,593	477,881
5.500% due 08/01/37 “	559,412	574,208
5.500% due 02/01/38 “	1,871,958	1,921,469
5.500% due 06/01/38 “	4,324,803	4,438,946
5.500% due 06/01/38 “	36,190,738	37,147,942
5.500% due 09/01/38 “	143,413	147,198
5.500% due 09/01/38 “	915,711	939,879
6.000% due 12/01/35 “	124,519	128,376
6.000% due 08/01/36 “	4,556,294	4,696,737
6.000% due 09/01/36 “	70,960	73,147
6.000% due 11/01/36 “	71,643	73,851
6.000% due 11/01/36 “	292,560	301,578
6.000% due 11/01/36 “	99,859	102,937
6.000% due 04/01/37 “	441,022	454,591
6.000% due 06/01/37 “	32,892	33,904
6.000% due 08/01/37 “	2,283,741	2,354,007
6.000% due 10/01/37 “	722,982	745,227
6.000% due 10/01/37 “	832,955	858,583
6.000% due 01/14/38 “	11,400,000	11,736,653
6.000% due 09/01/38 “	1,500,000	1,545,917

		69,822,558

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Principal
	Amount	Value
Freddie Mac - 1.1%

6.000% due 09/01/38 “	$969,866	$1,000,216

Government National Mortgage Association - 1.2%

6.000% due 12/15/38 “	72,509	74,956
6.000% due 12/15/38 “	927,491	958,785

		1,033,741

Total Mortgage-Backed Securities (Cost $72,954,341)		74,001,921

ASSET-BACKED SECURITIES - 0.0%

Freddie Mac Structured Pass-Through Securities
0.751% due 09/25/31 “ §	3,485	3,245

Total Asset-Backed Securities (Cost $3,486)		3,245

U.S. GOVERNMENT AGENCY ISSUES - 1.3%

Freddie Mac
4.875% due 06/13/18	1,000,000	1,151,507

Total U.S. Government Agency Issues (Cost $1,018,888)		1,151,507

U.S. TREASURY OBLIGATIONS - 105.2%

U.S. Treasury Inflation Protected Securities - 104.0%

1.625% due 01/15/15 ^	4,589,950	4,289,240
1.750% due 01/15/28 ^	3,486,632	3,234,637
1.875% due 07/15/13 ^	1,397,532	1,325,593
1.875% due 07/15/15 ^	9,561,126	9,099,157
2.000% due 04/15/12 ^	1,388,374	1,354,316
2.000% due 01/15/14 ^	7,461,941	7,123,932
2.000% due 07/15/14 ^	1,134,040	1,080,576
2.000% due 01/15/16 ^	4,308,040	4,155,679
2.000% due 01/15/26 ^	7,252,147	6,859,444
2.375% due 04/15/11 ^	8,507,984	8,381,942
2.375% due 01/15/17 ^	741,993	741,268
2.375% due 01/15/25 ^	4,118,131	4,080,630
2.375% due 01/15/27 ^	3,921,963	3,973,101
2.500% due 07/15/16 ^	5,398,299	5,392,446
2.625% due 07/15/17 ^	7,839,989	8,089,535
3.000% due 07/15/12 ^	4,907,265	4,843,030
3.375% due 01/15/12 ^	244,098	241,543
3.375% due 04/15/32 ^	180,645	224,198
3.500% due 01/15/11 ^	5,158,440	5,104,757
3.625% due 04/15/28 ^	2,218,194	2,652,433
3.875% due 04/15/29 ^	7,736,845	9,630,900

		91,878,357

U.S. Treasury Notes - 1.2%

3.625% due 12/31/12	930,000	1,025,035

Total U.S. Treasury Obligations (Cost $89,373,606)		92,903,392

MUNICIPAL BONDS - 1.1%

Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47	100,000	54,416
Texas Water Development Board
4.500% due 07/15/24	800,000	756,624
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	100,000	57,311
Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23	95,000	78,147

Total Municipal Bonds (Cost $960,249)		946,498

PURCHASED OPTIONS - 0.1%

(See Note (f) to Notes to Schedule of Investments) (Cost $18,946)		54,021

SHORT-TERM INVESTMENTS - 10.8%

Certificates of Deposit - 1.7%

Unicredito Italiano NY
1.640% due 05/18/09 §	1,500,000	1,499,558

U.S. Treasury Bills - 0.8%

0.889% due 01/15/09	730,000	729,994

	Shares
Money Market Funds - 1.1%

BlackRock Liquidity Funds Institutional TempCash	498,431	498,431
BlackRock Liquidity Funds Institutional TempFund	498,430	498,430

		996,861

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreements - 7.2%

JPMorgan Chase & Co
0.010% due 01/09/09
(Dated 12/05/08, repurchase price of $1,600,442; collateralized by U.S. Treasury Notes: 4.250% due 11/15/13 and market value $686,136 and 4.750% due 08/15/17 and Market value $970,375)	$1,600,438	$1,600,438
JPMorgan Chase & Co
0.010% due 01/14/09
(Dated 12/09/08, repurchase price of $1,039,279; collateralized by U.S. Treasury Notes: 3.625% due 12/31/12 and market value $1,054,902)	1,039,275	1,039,275
JPMorgan Chase & Co
0.020% due 01/02/09
(Dated 12/31/08, repurchase price of $3,700,004; collateralized by U.S. Treasury Notes: 4.625% due 02/29/12 and market value $3,746,414)	3,700,000	3,700,000

		6,339,713

Total Short-Term Investments (Cost $9,566,568)		9,566,126

TOTAL INVESTMENTS - 218.3% (Cost $189,073,688)		192,710,382

TOTAL SECURITIES SOLD SHORT - (55.6%) (See Note (c) to Notes to Schedule of Investments) (Proceeds $47,957,224)		(49,104,226)

OTHER ASSETS & LIABILITIES, NET - (62.7%)		(55,312,498)

NET ASSETS - 100.0%		$88,293,658

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	0.7% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

(c)	Securities sold short outstanding as of December 31, 2008:

	Principal
Description	Amount	Value

Fannie Mae
5.500% due 01/13/39	$46,500,000	$47,669,754
Freddie Mac
5.500% due 01/13/39	400,000	409,437
U.S. Treasury Notes
3.625% due 12/31/12	930,000	1,025,035

Total Securities sold short (Proceeds $47,957,224)		$49,104,226

(d)	The amount of $513,700 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of December 31, 2008:

				Unrealized
	Number of		Notional	Appreciation
Long Futures Outstanding	Contracts		Amount	(Depreciation)

3-Month Euribor (03/09)	18	EUR	18,000,000	$184,216
3-Month Euribor (06/09)	14		14,000,000	98,450
Eurodollar (03/09)	64		$64,000,000	506,600
Eurodollar (06/09)	50		50,000,000	392,150
Eurodollar (09/09)	31		31,000,000	227,787
Eurodollar (12/09)	13		13,000,000	74,213
Eurodollar (03/10)	22		22,000,000	94,887
Eurodollar (06/10)	2		2,000,000	3,950
Euro-Bund 10-Year Notes Call Options Strike @ EUR 155.00 (03/09)	18	EUR	1,800,000	(220)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	4	GBP	2,000,000	23,831
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	30		15,000,000	212,194
U.S. Treasury 10-Year Notes (03/09)	6		$600,000	23,719

				$1,841,777

(e)	Forward foreign currency contracts outstanding as of December 31, 2008 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	AUD	26,000	01/09	$ (986)
Sell	BRL	537,715	02/09	6,466
Buy	BRL	1,204,706	06/09	(141,897)
Sell	CHF	85,000	03/09	(8,555)
Buy	CNY	5,916,844	03/09	22,231
Sell	CNY	5,916,844	03/09	(12,172)
Buy	CNY	746,150	05/09	(100)
Buy	CNY	1,867,956	07/09	(19,094)
Buy	CNY	2,639,305	09/09	(10,637)
Sell	EUR	455,000	01/09	(57,408)
Sell	GBP	466,492	01/09	21,290
Buy	JPY	203,752	01/09	113
Buy	MXN	20,288	05/09	(445)
Buy	MYR	236,504	02/09	(5,744)
Sell	MYR	237,747	02/09	(463)
Buy	PLN	999,197	05/09	(109,402)
Sell	PLN	991,668	05/09	(7,174)
Buy	RUB	467,892	05/09	(5,492)
Sell	RUB	467,892	05/09	295
Buy	SGD	459,124	04/09	5,500
Buy	SGD	72,320	07/09	100

				$(323,574)

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)
(f)	Purchased options outstanding as of December 31, 2008:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Cost	Value

Call - OTC 2-Year Interest Rate Swap Δ	Pay	3.850%	08/03/09	RBS	$1,000,000	$10,575	$40,689

Options on Securities

	Strike	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Cost	Value

Call — OTC Fannie Mae 5.500% due 01/13/39 Δ	$110.00	01/06/09	MER	$8,700,000	$1,020	$11,832
Put — OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/26 Δ	60.00	01/13/09	MSC	7,200,000	563	—
Put — OTC U.S. Treasury Inflation Protected Securities 1.625% due 01/15/15 Δ	65.00	01/13/09	MSC	4,500,000	352	—
Put — OTC U.S. Treasury Inflation Protected Securities 1.875% due 07/15/15 Δ	65.00	01/13/09	MSC	9,500,000	742	—
Put — OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/14 Δ	65.00	01/13/09	MSC	7,400,000	578	—
Put — OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/16 Δ	65.00	01/13/09	MSC	4,300,000	336	—
Put — OTC U.S. Treasury Inflation Protected Securities 2.375% due 04/15/11 Δ	65.00	01/13/09	MSC	8,500,000	664	—
Put — OTC U.S. Treasury Inflation Protected Securities 2.500% due 07/15/16 Δ	65.00	01/13/09	MSC	5,300,000	414	—
Put — OTC U.S. Treasury Inflation Protected Securities 2.625% due 07/15/17 Δ	65.00	01/13/09	MSC	7,700,000	602	—
Put — OTC U.S. Treasury Inflation Protected Securities 3.000% due 07/15/12 Δ	65.00	01/13/09	MSC	4,900,000	383	—
Put — OTC U.S. Treasury Inflation Protected Securities 3.500% due 01/15/11 Δ	65.00	01/13/09	MSC	5,100,000	398	—
Put — OTC Government National Mortgage Association 6.000% due 01/21/39 Δ	55.00	01/14/09	MER	1,000,000	117	—
Put — OTC U.S. Treasury Inflation Protected Securities 5.000% due 02/12/39 Δ	64.00	02/09/09	CSF	600,000	70	—
Put — OTC Fannie Mae 6.000% due 01/13/39 Δ	68.00	02/09/09	CSF	4,500,000	527	—
Put — OTC Fannie Mae 6.000% due 02/12/39 Δ	72.50	02/09/09	MER	8,400,000	984	—
Call — OTC Fannie Mae 5.500% due 02/12/39 Δ	110.00	02/09/09	MER	1,000,000	117	1,420
Call — OTC U.S. Treasury Notes 3.625% due 12/31/12 Δ	121.00	03/27/09	MER	930,000	109	—

					$7,976	$13,252

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Cost	Value

Call — CBOT U.S. Treasury 10-Year Note Futures (02/09)	$142.00	01/23/09	MER	8	$395	$80

Total Purchased Options					$18,946	$54,021

(g)	Transactions in written options for the nine-month period ended December 31, 2008 were as follows:

		Notional
	Number of	Amount
	Contracts	in $	Premium

Outstanding, March 31, 2008	7	7,740,000	$226,993
Call Options Written	149	1,700,000	158,022
Put Options Written	139	1,100,100	79,372
Call Options Closed	(23)	(1,000,000)	(52,927)
Put Options Closed	(12)	(2,740,000)	(79,278)
Call Options Expired	(133)	(1,000,100)	(129,338)
Put Options Expired	(122)	(1,000,000)	(90,977)

Outstanding, December 31, 2008	5	4,800,000	$111,867

(h)	Premiums received and value of written options outstanding as of December 31, 2008:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 7-Year Interest Rate Swap	Receive	3.500%	05/06/09	MER	$900,000	$18,900	$66,761
Call — OTC 7-Year Interest Rate Swap	Receive	3.500%	05/06/09	RBS	500,000	12,575	37,090
Put — OTC 5-Year Interest Rate Swap	Pay	2.750%	05/22/09	DUB	600,000	3,998	6,461
Put — OTC 5-Year Interest Rate Swap	Pay	2.750%	05/22/09	RBS	500,000	3,550	5,385
Call — OTC 7-Year Interest Rate Swap	Receive	4.550%	08/03/09	RBS	300,000	9,185	39,853
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 7-Year Interest Rate Swap	Receive	5.365%	09/20/10	RBS	$1,000,000	$31,445	$164,140
Put — OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	RBS	1,000,000	31,445	3,231

						$111,098	$322,921

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Counter-	Number of
Description		Price	Date	party	Contracts	Premium	Value

Put — CME Eurodollar Futures (03/09)		$98.50	03/16/09	MER	5	$769	$719

Total Written Options						$111,867	$323,640

(i) Swap agreements outstanding as of December 31, 2008:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Upfront
	Fixed Deal			Implied Credit			Premiums
	(Pay)	Expiration	Counter-	Spread at	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	12/31/08(3)	Amount (4)	Value (5)	(Received)	Appreciation

General Motors Acceptance Corp 6.875% due 08/28/12 Δ	(5.000%)	09/20/12	CIT	8.183%	$100,000	$9,452	$—	$9,452

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	12/31/08(3)	Amount (4)	Value (5)	(Received)	Depreciation

General Motors Acceptance Corp 6.875% due 08/28/12	6.850%	06/20/12	MSC	8.224%	$100,000	$(3,675)	$—	$(3,675)
The Bear Stearns Cos Inc 5.300% due 10/30/15	0.720%	09/20/12	CIT	0.986%	100,000	(922)	—	(922)
The Goldman Sachs Group Inc 6.600% due 01/15/12	0.800%	09/20/12	MSC	3.017%	100,000	(7,301)	—	(7,301)
General Motors Acceptance Corp 6.875% due 08/28/12	3.050%	09/20/12	GSC	8.583%	100,000	(15,399)	—	(15,399)
Ford Motor Credit Co 7.000% due 10/01/13	3.800%	09/20/12	MSC	10.510%	100,000	(18,756)	—	(18,756)
General Motors Acceptance Corp 6.875% due 08/28/12	5.350%	09/20/12	GSC	8.183%	500,000	(41,793)	—	(41,793)
American International Group Inc 6.250% due 05/01/36	1.950%	03/20/13	DUB	5.255%	1,200,000	(140,048)	—	(140,048)

						$(227,894)	$—	$(227,894)

Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfront
	Fixed Deal						Premiums	Unrealized
	(Pay)	Expiration	Counter-		Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX HY-8 Index Δ	(2.750%)	06/20/12	MER		$76,488	$12,916	$2,055	$10,861
Dow Jones CDX NA IG-9 Index Δ	(0.600%)	12/20/12	GSC		878,400	50,153	17,820	32,333
Dow Jones CDX NA IG-9 Index Δ	(0.600%)	12/20/12	MER		1,366,400	78,017	(6,640)	84,657
Dow Jones CDX NA IG-9 Index Δ	(0.600%)	12/20/12	MSC		390,400	22,279	(1,897)	24,176
Dow Jones CDX NA IG-10 Index Δ	(1.550%)	06/20/13	GSC		878,400	19,701	(8,033)	27,734
Dow Jones CDX NA IG-10 Index Δ	(1.550%)	06/20/13	MER		1,171,200	26,357	(5,384)	31,741
Dow Jones CDX NA IG-10 Index Δ	(1.550%)	06/20/13	MSC		292,800	6,567	(2,168)	8,735
Dow Jones CDX NA IG-11 Index Δ	(1.500%)	12/20/13	MSC		300,000	5,867	6,695	(828)
Dow Jones CDX NA IG-9 Index Δ	(0.800%)	12/20/17	BRC		2,635,200	133,833	21,801	112,032
Dow Jones CDX NA IG-9 Index Δ	(0.800%)	12/20/17	GSC		390,400	19,827	1,937	17,890
Dow Jones CDX NA IG-9 Index Δ	(0.800%)	12/20/17	MSC		488,000	24,803	9,727	15,076
Dow Jones CDX NA IG-10 Index Δ	(1.500%)	06/20/18	BRC		683,200	635	(27,071)	27,706
Dow Jones CDX NA IG-10 Index Δ	(1.500%)	06/20/18	GSC		292,800	272	(8,328)	8,600

						$401,227	$514	$400,713

Credit Default Swaps on Credit Indices — Sell Protection (2)

						Upfront
	Fixed Deal					Premiums
	Receive	Expiration	Counter-	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX NA IG-9 Index	0.710%	12/20/12	DUB	$583,371	$(33,581)	$—	$(33,581)
Dow Jones CDX NA IG-9 Index Δ	0.720%	12/20/12	DUB	3,791,910	(218,262)	—	(218,262)
Dow Jones CMBX NA AAA-3 Index	0.080%	12/13/49	MSC	400,000	(119,216)	(57,422)	(61,794)

					$(371,059)	$(57,422)	$(313,637)

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration		Notional	Market	Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date		Amount	Value	(Received)	(Depreciation)

30-Day USD-CMM Rate	MER	Receive	5.500%	05/21/09		$600,000	$(101,141)	$(103,494)	$2,353
6-Month Australian Bank Bill	BRC	Pay	7.000%	12/15/09	AUD	800,000	19,006	397	18,609
6-Month Australian Bank Bill	MSC	Pay	7.000%	12/15/09		1,600,000	38,011	856	37,155
6-Month GBP-LIBOR	MSC	Pay	5.000%	12/19/09	GBP	3,000,000	102,501	(7,811)	110,312
6-Month Australian Bank Bill	CIT	Pay	6.500%	01/15/10	AUD	300,000	6,674	(202)	6,876
6-Month Australian Bank Bill	DUB	Pay	6.500%	01/15/10		1,100,000	24,473	(1,006)	25,479
6-Month Australian Bank Bill	RBC	Pay	6.500%	01/15/10		700,000	15,573	(785)	16,358
6-Month EUR-LIBOR	DUB	Pay	4.500%	03/19/10	EUR	1,200,000	31,510	(634)	32,144
6-Month EUR-LIBOR	MSC	Pay	4.500%	03/19/10		1,200,000	31,510	(638)	32,148
6-Month GBP-LIBOR	DUB	Pay	6.000%	03/20/10	GBP	1,400,000	77,318	23,615	53,703
6-Month Australian Bank Bill	DUB	Pay	7.000%	06/15/10	AUD	5,200,000	181,921	313	181,608
3-Month USD-LIBOR	DUB	Pay	4.000%	06/17/10		$100,000	2,615	475	2,140
6-Month GBP-LIBOR	CSF	Pay	5.000%	09/15/10	GBP	500,000	25,322	(14,879)	40,201
6-Month GBP-LIBOR	RBS	Pay	5.000%	09/15/10		1,000,000	50,645	(31,039)	81,684
France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	EUR	500,000	24,216	(416)	24,632
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10		100,000	5,321	—	5,321
6-Month EUR-LIBOR	GSC	Pay	4.500%	03/18/11		400,000	19,250	(842)	20,092
France CPI Excluding Tobacco Δ	JPM	Pay	2.261%	07/14/11		500,000	31,508	—	31,508
France CPI Excluding Tobacco Δ	JPM	Pay	2.028%	10/15/11		200,000	9,176	—	9,176
France CPI Excluding Tobacco Δ	UBS	Pay	2.095%	10/15/11		300,000	15,216	—	15,216
France CPI Excluding Tobacco Δ	GSC	Pay	1.976%	12/15/11		4,000,000	138,073	(8,325)	146,398
France CPI Excluding Tobacco Δ	BNP	Pay	1.988%	12/15/11		1,000,000	33,655	—	33,655
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL	1,300,000	(35,638)	(18,939)	(16,699)
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12		2,200,000	(42,210)	(19,160)	(23,050)
BRL — CDI Compounded	MER	Pay	12.540%	01/02/12		1,100,000	2,882	(3,518)	6,400
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12		2,300,000	46,542	15,333	31,209
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12		100,000	2,024	191	1,833
6-Month GBP-LIBOR	MSC	Pay	5.000%	09/17/13	GBP	400,000	44,562	(6,296)	50,858
3-Month USD-LIBOR	MER	Pay	4.000%	12/17/13		$3,500,000	307,560	(22,295)	329,855
6-Month GBP-LIBOR	BRC	Pay	5.000%	03/18/14	GBP	100,000	12,277	(2,497)	14,774
6-Month GBP-LIBOR	HSB	Pay	5.000%	03/18/14		900,000	110,493	8,183	102,310
3-Month USD-LIBOR Δ	MSC	Pay	4.000%	06/17/14		$300,000	24,243	19,929	4,314
3-Month USD-LIBOR Δ	RBS	Pay	4.000%	06/17/16		400,000	39,092	30,000	9,092
Eurostat Eurozone HICP Excluding Tobacco Δ	UBS	Receive	2.275%	10/15/16	EUR	200,000	1,903	—	1,903
France CPI Excluding Tobacco Δ	UBS	Pay	2.350%	10/15/16		200,000	(3,255)	—	(3,255)
France CPI Excluding Tobacco Δ	JPM	Pay	2.353%	10/15/16		100,000	(1,401)	—	(1,401)
United Kingdom RPI Index Δ	BRC	Pay	3.250%	12/14/17	GBP	400,000	45,263	1,632	43,631
United Kingdom RPI Index Δ	RBS	Pay	3.183%	12/19/17		600,000	66,226	838	65,388
3-Month USD-LIBOR	MSC	Receive	5.000%	12/17/18		$500,000	(107,609)	(6,800)	(100,809)
3-Month USD-LIBOR	BRC	Receive	4.000%	06/17/19		1,400,000	(164,263)	26,530	(190,793)
3-Month USD-LIBOR	CSF	Receive	4.000%	06/17/19		500,000	(58,665)	(2,817)	(55,848)
3-Month USD-LIBOR	MSC	Receive	4.000%	06/17/19		500,000	(58,665)	16,625	(75,290)
3-Month USD-LIBOR	RBS	Receive	4.000%	06/17/19		1,500,000	(175,996)	29,700	(205,696)
3-Month USD-LIBOR	CSF	Receive	4.000%	06/17/24		1,000,000	(138,864)	(121,486)	(17,378)
United Kingdom RPI Index Δ	RBS	Pay	3.440%	09/10/27	GBP	100,000	2,124	—	2,124
3-Month USD-LIBOR	BRC	Receive	5.000%	12/17/28		$400,000	(134,195)	(4,880)	(129,315)
3-Month USD-LIBOR	CBK	Receive	3.000%	06/17/29		700,000	(14,792)	(59,745)	44,953
3-Month USD-LIBOR	RBS	Receive	3.000%	06/17/29		200,000	(4,226)	(9,350)	5,124
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2008 (Unaudited)

								Upfront
								Premiums
	Counter-	Pay/Receive	Fixed	Expiration		Notional	Market	Paid	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date		Amount	Value	(Received)	Depreciation

6-Month GBP-LIBOR	BRC	Receive	4.000%	12/15/35	GBP	400,000	$(37,346)	$8,707	$(46,053)
6-Month GBP-LIBOR	CSF	Receive	4.000%	12/15/35		200,000	(18,673)	4,221	(22,894)
6-Month GBP-LIBOR	HSB	Receive	4.250%	06/12/36		200,000	(44,204)	—	(44,204)
3-Month USD-LIBOR	BRC	Receive	5.000%	12/17/38		$3,300,000	(1,499,904)	(68,324)	(1,431,580)
3-Month USD-LIBOR	CIT	Receive	5.000%	12/17/38		1,700,000	(772,678)	25,580	(798,258)
3-Month USD-LIBOR	MER	Receive	5.000%	12/17/38		400,000	(181,807)	(10,520)	(171,287)
3-Month USD-LIBOR	MSC	Receive	5.000%	12/17/38		100,000	(45,452)	(6,431)	(39,021)
3-Month USD-LIBOR	RBS	Receive	5.000%	12/17/38		200,000	(90,903)	(13,804)	(77,099)
6-Month GBP-LIBOR	HSB	Receive	4.500%	03/18/39	GBP	200,000	(63,026)	(15,876)	(47,150)
6-Month GBP-LIBOR	BRC	Receive	5.000%	03/18/39		100,000	(44,770)	(10,154)	(34,616)
6-Month GBP-LIBOR	GSC	Receive	5.000%	03/18/39		100,000	(44,770)	(11,478)	(33,292)

							$(2,295,768)	$(371,316)	$(1,924,452)

Total Swap Agreements									$(2,055,818)

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%

Consumer Discretionary - 15.9%

Comcast Corp ‘A’	205,000	$3,460,400
J.C. Penney Co Inc	21,400	421,580
Liberty Media Corp — Entertainment ‘A’ *	50,200	877,496
Liberty Media Corp — Interactive ‘A’ *	74,375	232,050
Lowe’s Cos Inc	31,600	680,032
Macy’s Inc	46,100	477,135
News Corp ‘B’	100,200	959,916
The Home Depot Inc	26,800	616,936
Time Warner Inc	252,000	2,535,120
Viacom Inc ‘B’ *	143,450	2,734,157

		12,994,822

Consumer Staples - 15.5%

Altria Group Inc	33,200	499,992
Cadbury PLC ADR (United Kingdom)	57,536	2,052,309
CVS Caremark Corp	28,200	810,468
Dr Pepper Snapple Group Inc *	26,452	429,845
Kimberly-Clark Corp	5,300	279,522
Kraft Foods Inc ‘A’	74,102	1,989,639
Philip Morris International Inc	17,200	748,372
Sara Lee Corp	42,400	415,096
The Coca-Cola Co	34,700	1,570,869
Unilever NV ‘NY’ (Netherlands)	66,200	1,625,210
Wal-Mart Stores Inc	40,000	2,242,400

		12,663,722

Energy - 2.9%

BP PLC ADR (United Kingdom)	6,500	303,810
ConocoPhillips	11,800	611,240
Halliburton Co	48,700	885,366
Total SA ADR (France)	10,600	586,180

		2,386,596

Financials — 21.6%

Aflac Inc	8,000	366,720
Bank of America Corp	132,000	1,858,560
Barclays PLC ADR (United Kingdom)	2,900	28,420
Berkshire Hathaway Inc ‘B’ *	192	617,088
JPMorgan Chase & Co	58,300	1,838,199
Merrill Lynch & Co Inc	12,800	148,992
MetLife Inc	27,000	941,220
The Bank of New York Mellon Corp	77,639	2,199,513
The Chubb Corp	81,080	4,135,080
The Goldman Sachs Group Inc	3,600	303,804
The PNC Financial Services Group Inc	16,200	793,800
The Travelers Cos Inc	35,986	1,626,567
Torchmark Corp	16,700	746,490
U.S. Bancorp	23,200	580,232
Wells Fargo & Co	48,400	1,426,832

		17,611,517

Health Care - 16.5%

Abbott Laboratories	11,700	624,429
Boston Scientific Corp *	98,000	758,520
Bristol-Myers Squibb Co	128,900	2,996,925
Cardinal Health Inc	40,800	1,406,376
Eli Lilly & Co	24,900	1,002,723
GlaxoSmithKline PLC ADR (United Kingdom)	9,100	339,157
Pfizer Inc	95,300	1,687,763
Roche Holding AG ADR (Switzerland)	6,700	512,885
Schering-Plough Corp	118,200	2,012,946
UnitedHealth Group Inc	15,800	420,280
WellPoint Inc *	9,800	412,874
Wyeth	33,800	1,267,838

		13,442,716

Industrials - 3.4%

Emerson Electric Co	14,400	527,184
General Electric Co	132,700	2,149,740
Southwest Airlines Co	12,900	111,198

		2,788,122

Information Technology - 9.8%

Cisco Systems Inc *	37,700	614,510
Computer Sciences Corp *	13,000	456,820
Dell Inc *	115,000	1,177,600
eBay Inc *	116,400	1,624,944
Hewlett-Packard Co	20,500	743,945
Intel Corp	40,000	586,400
International Business Machines Corp	12,400	1,043,584
KLA-Tencor Corp	22,800	496,812
Microsoft Corp	23,700	460,728
Telefonaktiebolaget LM Ericsson ADR (Sweden)	43,800	342,078
The Western Union Co	12,900	184,986
Yahoo! Inc *	24,400	297,680

		8,030,087

Materials - 4.8%

Alcoa Inc	55,500	624,930
E.I. du Pont de Nemours & Co	36,199	915,835
International Paper Co	201,448	2,377,086

		3,917,851

Telecommunication Services - 5.5%

AT&T Inc	54,700	1,558,950
Verizon Communications Inc	85,500	2,898,450

		4,457,400

Total Common Stocks (Cost $102,661,270)		78,292,833

SHORT-TERM INVESTMENTS - 3.9%

Money Market Funds - 3.9%

BlackRock Liquidity Funds Institutional TempCash	1,604,906	1,604,906
BlackRock Liquidity Funds Institutional TempFund	1,604,906	1,604,906

		3,209,812

Total Short-Term Investments (Cost $3,209,812)		3,209,812

TOTAL INVESTMENTS - 99.8% (Cost $105,871,082)		81,502,645

OTHER ASSETS & LIABILITIES, NET - 0.2%		179,269

NET ASSETS - 100.0%		$81,681,914

See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.7%

Health Care - 0.7%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% + Δ *	11,028	$132,336

Total Convertible Preferred Stocks (Cost $132,336)		132,336

COMMON STOCKS - 91.0%

Consumer Discretionary - 24.6%

Abercrombie & Fitch Co ‘A’	9,183	211,852
Amazon.com Inc *	3,659	187,634
Ctrip.com International Ltd ADR (Cayman)	15,385	366,163
Discovery Communications Inc ‘A’ *	9,314	131,886
Discovery Communications Inc ‘C’ *	11,183	149,740
Gafisa SA ADR (Brazil)	12,282	113,731
Groupe Aeroplan Inc (Canada)	26,297	184,899
Grupo Televisa SA ADR (Mexico)	12,471	186,317
Li & Fung Ltd (Bermuda) +	248,200	428,938
Lululemon Athletica Inc *	9,637	76,421
Mohawk Industries Inc *	3,501	150,438
Morningstar Inc *	10,080	357,840
New Oriental Education & Technology Group Inc ADR (Cayman) *	6,367	349,612
NVR Inc *	450	205,313
priceline.com Inc *	5,714	420,836
Starbucks Corp *	35,138	332,406
Strayer Education Inc	1,417	303,819
Wynn Resorts Ltd *	11,509	486,370

		4,644,215

Energy - 12.5%

IHS Inc ‘A’ *	9,391	351,411
Petrohawk Energy Corp *	5,854	91,498
Range Resources Corp	4,820	165,760
Southwestern Energy Co *	33,994	984,806
Ultra Petroleum Corp (Canada) *	22,357	771,540

		2,365,015

Financials - 9.1%

Alleghany Corp *	701	197,682
Brookfield Asset Management Inc ‘A’ (Canada)	21,506	328,397
Calamos Asset Management Inc ‘A’	15,295	113,183
Greenhill & Co Inc	3,161	220,543
IntercontinentalExchange Inc *	4,242	349,710
Leucadia National Corp *	25,914	513,097

		1,722,612

Health Care - 10.0%

Gen-Probe Inc *	8,070	345,719
Illumina Inc *	22,063	574,741
Intuitive Surgical Inc *	1,366	173,468
Mindray Medical International Ltd ADR (Cayman)	11,657	209,826
Techne Corp	8,872	572,422

		1,876,176

Industrials - 12.4%

Aecom Technology Corp *	9,418	289,415
C.H. Robinson Worldwide Inc	9,134	502,644
Covanta Holding Corp *	14,871	326,567
Expeditors International of Washington Inc	19,021	632,829
Grupo Aeroportuario del Pacifico SA de CV ADR (Mexico)	9,100	209,482
Monster Worldwide Inc *	13,330	161,160
The Corporate Executive Board Co	9,882	217,997

		2,340,094

Information Technology - 13.6%

Alibaba.com Ltd (Cayman) * + ~	236,100	171,156
Baidu.com Inc ADR (Cayman) *	2,656	346,794
Equinix Inc *	3,453	183,665
Redecard SA (Brazil)	37,770	416,248
salesforce.com inc *	13,756	440,330
Tencent Holdings Ltd (Cayman) +	98,000	636,777
Teradata Corp *	12,745	189,008
Yahoo! Inc *	15,600	190,320

		2,574,298

Materials - 6.7%

Intrepid Potash Inc *	6,465	134,278
Martin Marietta Materials Inc	6,668	647,330
Nalco Holding Co	22,435	258,900
Rockwood Holdings Inc *	7,413	80,060
Texas Industries Inc	4,174	144,003

		1,264,571

Telecommunication Services - 1.0%

NII Holdings Inc *	9,813	178,400

Utilities - 1.1%

Questar Corp	6,354	207,712

Total Common Stocks (Cost $23,049,100)		17,173,093

SHORT-TERM INVESTMENT - 4.4%

Money Market Fund - 4.4%

BlackRock Liquidity Funds Institutional TempCash	837,178	837,178

Total Short-Term Investment (Cost $837,178)		837,178

TOTAL INVESTMENTS - 96.1% (Cost $24,018,614)		18,142,607

OTHER ASSETS & LIABILITIES, NET - 3.9%		728,323

NET ASSETS - 100.00%		$18,870,930

Notes to Schedule of Investments
(a)	Securities with a total aggregate market value of $1,369,207 or 7.3% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(b)	0.7% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.3%

Consumer Discretionary - 5.4%

Millennium & Copthorne Hotels PLC (United Kingdom) +	2,400	$7,784
Morgans Hotel Group Co *	19,134	89,164
Starwood Hotels & Resorts Worldwide Inc	79,448	1,422,119

		1,519,067

Financials - 87.3%

Acadia Realty Trust REIT	14,195	202,563
AMB Property Corp REIT	16,219	379,849
AvalonBay Communities Inc REIT	32,599	1,974,847
Boston Properties Inc REIT	30,019	1,651,045
Brandywine Realty Trust REIT	784	6,045
Brookfield Properties Corp (Canada)	132,229	1,022,130
Camden Property Trust REIT	37,076	1,161,962
Care Investment Trust Inc REIT	4,595	35,795
DCT Industrial Trust Inc REIT	16,540	83,692
Developers Diversified Realty Corp REIT	5,401	26,357
Douglas Emmett Inc REIT	10,251	133,878
Duke Realty Corp REIT	42,250	463,060
Equity Lifestyle Properties Inc REIT	10,125	388,395
Equity One Inc REIT	281	4,974
Equity Residential REIT	48,965	1,460,136
Extendicare REIT (Canada)	1,580	7,487
Federal Realty Investment Trust REIT	14,860	922,509
Forest City Enterprises Inc ‘A’	32,683	218,976
HCP Inc REIT	28,030	778,393
Healthcare Realty Trust Inc REIT	38,040	893,179
Highwoods Properties Inc REIT	1,416	38,742
Host Hotels & Resorts Inc REIT	142,995	1,082,472
Kilroy Realty Corp REIT	4,054	135,647
Liberty Property Trust REIT	30,771	702,502
Mack-Cali Realty Corp REIT	38,209	936,121
Plum Creek Timber Co Inc REIT	22,029	765,287
Post Properties Inc REIT	31,672	522,588
ProLogis REIT	3,901	54,185
PS Business Parks Inc REIT	6,382	285,020
Public Storage REIT	14,687	1,167,617
Ramco-Gershenson Properties Trust REIT	6,715	41,499
Regency Centers Corp REIT	33,831	1,579,908
Senior Housing Properties Trust REIT	46,983	841,935
Simon Property Group Inc REIT	41,750	2,218,178
Sovran Self Storage Inc REIT	3,392	122,112
Strategic Hotels & Resorts Inc REIT	50,222	84,373
Taubman Centers Inc REIT	5,063	128,904
The Macerich Co REIT	3,643	66,157
Ventas Inc REIT	24,060	807,694
Vornado Realty Trust REIT	18,690	1,127,942
Weingarten Realty Investors REIT	370	7,655

		24,531,810

Health Care - 0.6%

Assisted Living Concepts Inc ‘A’ *	44,861	186,173

Total Common Stocks (Cost $36,211,456)		26,237,050

SHORT-TERM INVESTMENTS - 5.5%

Money Market Funds - 5.5%

BlackRock Liquidity Funds Institutional TempCash	345,442	345,442
BlackRock Liquidity Funds Institutional TempFund	1,199,563	1,199,563

Total Short-Term Investments (Cost $1,545,005)		1,545,005

TOTAL INVESTMENTS - 98.8% (Cost $37,756,461)		27,782,055

OTHER ASSETS & LIABILITIES, NET - 1.2%		327,199

NET ASSETS - 100.0%		$28,109,254

Notes to Schedule of Investments
(a)	As of December 31, 2008, the Fund was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	18.8%
Retail	18.5%
Residential	18.2%
Health Care/Assisted Living	12.6%
Lodging	9.6%
Diversified	8.3%
Self-Storage	4.6%
Land	2.7%

93.3%
Short-Term Investments	5.5%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)	Securities with a total aggregate market value of $7,784 or less than 0.1% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 51

PACIFIC LIFE FUNDS
Schedule of Investments (Continued)
Explanation of Symbols and Terms
December 31, 2008 (Unaudited)
Explanation of Symbols:
*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of December 31, 2008.

‡	Securities were fully/partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written options contracts and/or swap contracts as of December 31, 2008.

”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

◊	Total shares owned by the fund as of December 31, 2008 were less than one share.

Δ	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager pursuant to the Funds’ policy and procedures. Under the Funds’ policy, a holding is generally deemed illiquid if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount which a fund has valued the holding. Illiquid holdings may be difficult to value and difficult to sell, which means a fund may not be able to sell a holding quickly for its full value.

Ω	Securities were in default as of December 31, 2008.

ת	A portion of this security is subject to call and/or put options written.
Broker Abbreviations:

BRC	Barclays
BNP	BNP Paribas
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBS	Royal Bank of Scotland
UBS	UBS
Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar
Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CMM	Constant Maturity Mortgage
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-convertible savings shares on Italian Stock Exchanges)
SDR	Swedish Depositary Receipt
XAMS	Amsterdam Stock Exchange
XBSP	Sao Paulo Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange
Note: The descriptions and industry and geographic classifications of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.

PACIFIC LIFE FUNDS
Federal Income Tax Information
December 31, 2008 (Unaudited)
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investment securities and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of December 31, 2008, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Funds	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
PL Portfolio Optimization Conservative	$82,578,434	$—	$(11,354,243)	$(11,354,243)	$—	$(11,354,243)
PL Portfolio Optimization Moderate-Conservative	124,399,182	—	(24,764,928)	(24,764,928)	—	(24,764,928)
PL Portfolio Optimization Moderate	465,483,421	—	(120,902,161)	(120,902,161)	—	(120,902,161)
PL Portfolio Optimization Moderate-Aggressive	492,485,841	—	(158,286,348)	(158,286,348)	—	(158,286,348)
PL Portfolio Optimization Aggressive	225,673,397	—	(83,172,210)	(83,172,210)	—	(83,172,210)
PL Money Market	49,828,057	—	—	—	—	—
PL Small-Cap Growth	31,404,963	1,350,452	(9,909,766)	(8,559,314)	—	(8,559,314)
PL International Value	136,701,900	1,602,918	(50,215,436)	(48,612,518)	(19,144)	(48,631,662)
PL Large-Cap Value	85,631,322	2,235,427	(20,302,351)	(18,066,924)	—	(18,066,924)
PL Short Duration Bond	54,962,544	907,541	(2,336,281)	(1,428,740)	111,488	(1,317,252)
PL Floating Rate Loan (2)	30,583,501	—	(7,015,501)	(7,015,501)	—	(7,015,501)
PL Growth LT	102,705,858	1,953,033	(26,168,664)	(24,215,631)	(295,253)	(24,510,884)
PL Mid-Cap Equity (formerly PL Mid-Cap Value)	83,730,181	1,249,178	(21,396,984)	(20,147,806)	—	(20,147,806)
PL Large-Cap Growth	17,519,890	571,643	(2,118,084)	(1,546,441)	—	(1,546,441)
PL International Large-Cap	96,918,318	2,824,087	(23,488,879)	(20,664,792)	2,110	(20,662,682)
PL Small-Cap Value	40,971,615	797,158	(10,780,897)	(9,983,739)	—	(9,983,739)
PL Main Street Core	123,376,785	2,165,395	(34,874,538)	(32,709,143)	—	(32,709,143)
PL Emerging Markets	43,105,088	988,705	(13,654,066)	(12,665,361)	(35,191)	(12,700,552)
PL Managed Bond	229,591,695	4,904,691	(15,471,932)	(10,567,241)	(3,863,057)	(14,430,298)
PL Inflation Managed	189,073,688	4,997,351	(1,360,657)	3,636,694	(1,931,028)	1,705,666
PL Comstock	111,257,278	2,008,648	(31,763,281)	(29,754,633)	—	(29,754,633)
PL Mid-Cap Growth	24,322,497	1,895,999	(8,075,889)	(6,179,890)	—	(6,179,890)
PL Real Estate	38,916,720	754,854	(11,889,519)	(11,134,665)	(1,473)	(11,136,138)

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

(2)	Operations commenced on June 30, 2008.

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements
December 31, 2008 (Unaudited)
Fund Valuation and Fair Value Measurements
     The net asset value (“NAV”) per share for each class of shares for each Fund is calculated by subtracting a Fund’s liabilities (including accrued expenses, dividends payable and any borrowings of a Fund) from a Fund’s total assets (the value of the securities and other investments a Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.
     Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. For purposes of calculating the NAV, the Funds use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time, although it occasionally closes earlier. The NAV of the Portfolio Optimization Funds is calculated based on the NAVs calculated for each of the Underlying Funds.
     The value of each security and other investment instruments (collectively “holdings”) is based on pricing data obtained from various sources approved by the Board of Trustees (the “Board”). Equity holdings, including options, are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Treasury holdings are generally valued at the last reported sale price obtained from pricing/quotation sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Other equity and fixed income holdings traded in over-the-counter markets and for which no sales are reported are generally valued at the mean between the most recent bid and ask prices obtained from a pricing/quotation and/or valuation reporting system, from established market makers, or from broker-dealers. Bid and ask prices for fixed income holdings are generally based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable, or if events that could materially affect the NAV occur after the close of the principal market for particular holding but before each Fund values its assets, the holdings may be valued at their fair value, as that term is defined in the Investment Company Act of 1940 (“1940 Act”) as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Pacific Life Funds’ Board and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a holding is the amount which the Funds might reasonably expect to receive for the holding upon its current sale. Fair valuations are based on a variety of factors and available information which the Funds may consider, including information that becomes known after the close of the NYSE. The values that are determined are deemed to be the price as of the time of close of the NYSE. When fair value pricing of holdings is employed, the prices of holdings used by the Funds to calculate its NAV may differ from market quotations or official closing prices. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the Funds could obtain upon its current sale.
     If events occur between the time of the determination of the closing price of a foreign holding on an exchange or over-the-counter market and the time a Fund’s NAV is determined, or if, under the Funds’ procedures, the closing price of a foreign holding is not deemed to be reliable, and there could be a material effect on a Fund’s NAV, the holding would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.
     The Pacific Life Funds has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. These fair values may not be indicative of the price that a Fund could obtain for a foreign holding if it were to dispose of the holding as of the close of the NYSE.
     On April 1, 2008 the Fund implemented Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurement, issued by the Fund Accounting Standards Board as of January 1, 2008. Under SFAS 157, the Fund is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical holdings

•	Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 – Significant unobservable inputs that are not corroborated by observable market data

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements
December 31, 2008 (Unaudited)
     The inputs or methodologies used for valuing the Funds’ holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are fair valued with the assistance of a statistical research service (as described above), are reflected as Level 2.
     The following is a summary of the Funds’ holdings as of December 31, 2008, as categorized under the three-tier hierarchy of inputs defined in SFAS 157:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	12/31/08	Price	Input	Input
PL Portfolio Optimization Conservative
Investments in Securities	$71,224,191	$71,224,191	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$71,224,191	$71,224,191	$—	$—

PL Portfolio Optimization Moderate-Conservative
Investments in Securities	$99,634,254	$99,634,254	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$99,634,254	$99,634,254	$—	$—

PL Portfolio Optimization Moderate
Investments in Securities	$344,581,260	$344,581,260	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$344,581,260	$344,581,260	$—	$—

PL Portfolio Optimization Moderate-Aggressive
Investments in Securities	$334,199,493	$334,199,493	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$334,199,493	$334,199,493	$—	$—

PL Portfolio Optimization Aggressive
Investments in Securities	$142,501,187	$142,501,187	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$142,501,187	$142,501,187	$—	$—

PL Money Market
Investments in Securities	$49,828,057	$3,866,393	$45,961,664	$—
Other Financial Instruments*	—	—	—	—

Total	$49,828,057	$3,866,393	$45,961,664	$—

PL Small-Cap Growth
Investments in Securities	$22,845,649	$22,845,649	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$22,845,649	$22,845,649	$—	$—

PL International Value
Investments in Securities	$88,089,382	$2,572,143	$85,517,239	$—
Other Financial Instruments*	(97,012)	(2,495)	(94,517)	—

Total	$87,992,370	$2,569,648	$85,422,722	$—

PL Large-Cap Value
Investments in Securities	$67,564,398	$66,638,011	$926,387	$—
Other Financial Instruments*	—	—	—	—

Total	$67,564,398	$66,638,011	$926,387	$—

PL Short Duration Bond
Investments in Securities	$53,533,804	$2,589,294	$50,944,510	$—
Other Financial Instruments*	111,488	111,488	—	—

Total	$53,645,292	$2,700,782	$50,944,510	$—

PL Floating Rate Loan
Investments in Securities	$23,568,000	$—	$23,568,000	$—
Other Financial Instruments*	—	—	—	—

Total	$23,568,000	$—	$23,568,000	$—

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements
December 31, 2008 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	12/31/08	Price	Input	Input
PL Growth LT
Investments in Securities	$78,490,227	$65,328,839	$13,161,388	$—
Other Financial Instruments*	(342,057)	—	(342,057)	—

Total	$78,148,170	$65,328,839	$12,819,331	$—

PL Mid-Cap Equity (formerly PL Mid-Cap Value)
Investments in Securities	$63,582,375	$63,582,375	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$63,582,375	$63,582,375	$—	$—

PL Large-Cap Growth
Investments in Securities	$15,973,449	$15,973,449	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$15,973,449	$15,973,449	$—	$—

PL International Large-Cap
Investments in Securities	$76,253,526	$5,250,476	$71,003,050	$—
Other Financial Instruments*	—	—	—	—

Total	$76,253,526	$5,250,476	$71,003,050	$—

PL Small-Cap Value
Investments in Securities	$30,987,876	$30,987,876	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$30,987,876	$30,987,876	$—	$—

PL Main Street Core
Investments in Securities	$90,667,642	$90,667,642	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$90,667,642	$90,667,642	$—	$—

PL Emerging Markets
Investments in Securities	$30,439,727	$10,127,148	$20,312,579	$—
Other Financial Instruments*	—	—	—	—

Total	$30,439,727	$10,127,148	$20,312,579	$—

PL Managed Bond
Investments in Securities	$219,024,454	$4,252,416	$214,772,038	$—
Other Financial Instruments*	(4,294,506)	3,664,605	(8,916,101)	956,990

Total	$214,729,948	$7,917,021	$205,855,937	$956,990

PL Inflation Managed
Investments in Securities	$192,710,382	$1,071,861	$191,638,521	$—
Other Financial Instruments*	(49,965,481)	(47,262,449)	(3,077,328)	374,296

Total	$142,744,901	$(46,190,588)	$188,561,193	$374,296

PL Comstock
Investments in Securities	$81,502,645	$81,502,645	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$81,502,645	$81,502,645	$—	$—

PL Mid-Cap Growth
Investments in Securities	$18,142,607	$16,773,399	$1,236,872	$132,336
Other Financial Instruments*	—	—	—	—

Total	$18,142,607	$16,773,399	$1,236,872	$132,336

PL Real Estate
Investments in Securities	$27,782,055	$27,774,271	$7,784	$—
Other Financial Instruments*	—	—	—	—

Total	$27,782,055	$27,774,271	$7,784	$—

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements (Continued)
December 31, 2008 (Unaudited)
     The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining value for the period ended December 31, 2008. The value of holdings transferred in and/or out of level 3 are determined on the basis of specific identification date method. Funds not listed held no Level 3 holdings at the beginning or end of the period.

			Investments in
	Total	Investments in	Other Financial
Funds	Value	Securities	Instruments*
PL Floating Rate Loan
Value, beginning of period	$—	$—	$—
Net purchases (sales)	1,468,333	1,468,333	—
Accrued discounts (premiums)	1,268	1,268	—
Total realized gains (losses)	—	—	—
Total unrealized appreciation (depreciation)	(27,936)	(27,936)	—
Transfers in and/or out of Level 3	(1,441,665)	(1,441,665)	—

Value, end of period	$—	$—	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$—	$—	$—

PL Emerging Markets
Value, beginning of period	$89,032	$89,032	$—
Net purchases (sales)	(29,293)	(29,293)	—
Total realized gains (losses)	(45,505)	(45,505)	—
Total unrealized appreciation (depreciation)	(14,234)	(04,234)	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$—	$—	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$—	$—	$—

PL Managed Bond
Value, beginning of period	$808,345	$122,530	$685,815
Net purchases (sales)	(4,908)	(4,908)	—
Accrued discounts (premiums)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized appreciation (depreciation)	250,130	(5,210)	255,340
Transfers in and/or out of Level 3	(96,577)	(112,412)	15,835

Value, end of period	$956,990	$—	$956,990

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$956,990	$—	$956,990

PL Inflation Managed
Value, beginning of period	$(46,846)	$—	$(46,846)
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized appreciation (depreciation)	168,251	—	168,251
Transfers in and/or out of Level 3	252,891	—	252,891

Value, end of period	$374,296	$—	$374,296

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$374,296	$—	$374,296

PL Mid-Cap Growth
Value, beginning of period	$—	$—	$—
Net purchases (sales)	132,336	132,336	—
Total realized gains (losses)	—	—	—
Total unrealized appreciation (depreciation)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$132,336	$132,336	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$—	$—	$—

*	Other financial instruments include open futures contracts, swap contracts, written options, short sales, unfunded loan commitments and forward foreign currency contracts, if any.

Item 2. Controls and Procedures.
(a)	The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR270.30a-2(a)) are attached hereto as Exhibit 99.CERT pursuant to Section 302 of the Sarbanes Oxley Act of 2002.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds
By:	/s/ Mary Ann Brown Mary Ann Brown
President

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James T. Morris James T. Morris
Chief Executive Officer

Date:	March 2, 2009

By:	/s/ Mary Ann Brown

Mary Ann Brown
President

Date:	March 2, 2009

By:	/s/ Brian D. Klemens

Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	March 2, 2009